UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Evelyn Dilsaver
Schwab Investments
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2006
Item 1: Report(s) to Shareholders.

Schwab Tax-Free Bond Funds

Annual Report

August 31, 2006

Schwab Tax-Free YieldPlus Fund™

Schwab Short/Intermediate
Tax-Free Bond Fund™

Schwab Long-Term
Tax-Free Bond Fund™

Schwab California
Tax-Free YieldPlus Fund™

Schwab California
Short/Intermediate Tax-Free Bond Fund™

Schwab California
Long-Term Tax-Free Bond Fund™

Six smart, cost-effective ways investors can use bonds in an asset allocation strategy.

In this report

From the Chairman	2
From the President	3
Investment Environment	4
Schwab Tax-Free YieldPlus Fund™	6
Schwab Short/Intermediate Tax-Free Bond Fund™	8
Schwab Long-Term Tax-Free Bond Fund™	10
Schwab California Tax-Free YieldPlus Fund™	12
Schwab California Short/Intermediate Tax-Free Bond Fund™	14
Schwab California Long-Term Tax-Free Bond Fund™	16
Fund Expenses	18
Financial Statements and Portfolio Holdings	19
Financial Notes	74
Investment Advisory Agreement Approval	81
Trustees and Officers	83
Glossary	86

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period
Schwab Tax-Free YieldPlus FundTM
Investor Shares	2.68%
Select Shares®	2.84%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	2.58%
Fund Category: Morningstar Municipal National Intermediate/Short Bond	2.37%
Performance Details	pages 6–7

Schwab Short/Intermediate Tax-Free Bond FundTM	1.79%
Benchmark: Lehman Brothers 3-Year Municipal Bond Index	2.27%
Fund Category: Morningstar Municipal Short Bond	2.37%
Performance Details	pages 8–9

Schwab Long-Term Tax-Free Bond FundTM	2.70%
Benchmark: Lehman Brothers General Municipal Bond Index	3.03%
Fund Category: Morningstar Municipal National Long Bond	2.64%
Performance Details	pages 10–11

Schwab California Tax-Free YieldPlus FundTM
Investor Shares	2.90%
Select Shares®	3.06%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	2.58%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	2.43%
Performance Details	pages 12–13

Schwab California Short/Intermediate Tax-Free Bond FundTM	1.85%
Benchmark: Lehman Brothers 3-Year Municipal Bond Index	2.27%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	2.43%
Performance Details	pages 14–15

Schwab California Long-Term Tax-Free Bond FundTM	2.78%
Benchmark: Lehman Brothers General Municipal Bond Index	3.03%
Fund Category: Morningstar Municipal California Long Bond	2.72%
Performance Details	pages 16–17

Minimum Initial Investment
Investor Shares ($1,000 for retirement and custodial accounts)	$2,500
Select Shares	$50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

Schwab Tax-Free Bond Funds    1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly strive to improve and innovate. By doing this, and providing the highest quality products and services—at a great price—we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, Schwab Funds now includes 57 funds with over $165 billion in assets. With a variety of investment strategies, Schwab Funds provides a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

Our Schwab Tax-Free Bond Funds, included in this annual report, cover a variety of investment strategies across a range of durations. With the addition of the Schwab Inflation Protected Fund, which commenced operations during this report period, there are now eleven Schwab Taxable and Tax-Free Bond Funds.

Schwab Funds are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models in the country. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. Furthermore, I am impressed by the commitment that our managers bring to the stewardship of their funds, for you, their shareholders.

In closing, I want to thank you for investing with us. We work every day to warrant the trust you have placed in us; that will never change.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

2    Schwab Tax-Free Bond Funds

From the President

Evelyn Dilsaver is President and
CEO of Charles Schwab Investment
Management, Inc. and of each of
the funds covered in this report.
She joined the firm in 1992 and
has held a variety of executive
positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for the Schwab Tax-Free Bond Funds for the period ended August 31, 2006. With competitive expenses, extensive credit oversight, and professional portfolio management by skilled money managers, Schwab Tax-Free Bond Funds offer various fund solutions to meet all of your current income needs.

Our Schwab Tax-Free Bond Funds, contained within this report, cover a range of durations. They seek to provide high current income exempt from federal income tax, including income exempt from the alternative minimum tax (AMT) and in the case of the California funds, California personal income tax.

We have recently started an initiative to enhance the presentation of our shareholder reports to make it easier for you to find information about your fund. This book represents the first step in this process, with additional changes anticipated for future report cycles. For example, we have added a new lead page, Performance at a Glance, which includes report period returns for the funds, their benchmarks and category averages. For ease of reference, we have relocated the fund manager’s discussion to be in close proximity to the fund performance and portfolio statistics sections.

I would like to highlight another valuable information resource for fund shareholders, namely, our website at www.schwabfunds.com. This website contains regular updates about the Schwab Funds. I encourage you to visit the website to stay informed about your fund.

With the support of investors like you, Schwab Taxable and Tax-Free Bond Funds assets have grown to nearly $12 billion. I would like to emphasize that your trust is very important to us and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

Schwab Tax-Free Bond Funds    3

The Investment Environment

Kim Daifotis, CFA, a senior vice
president and chief investment
officer, fixed income, of the
investment adviser, has overall
responsibility for management of
the funds.

After a volatile year in the domestic markets, fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve interest rate increases, and volatile crude oil prices.

During the twelve-month report period, oil prices hit new record highs and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate seven consecutive times during the one-year period and bringing the benchmark rate up to 5.25%. The last was the 17th rate hike over the past two years.

In recent months, crude oil prices have fluctuated in response to movement in crude inventories and geopolitical concerns. After rising sharply in the second half of the report period, crude oil prices peaked in July at around $77 per barrel and domestic gasoline prices were above $3.00 a gallon.

Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will come to an end helped support the markets. Additionally, job and income growth remained positive, though consumer spending slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

Despite the recent conflict between Israel and Lebanon, a foiled terrorist plot in the United Kingdom, and tensions with Iran, the global markets have demonstrated resistance by maintaining steady economic growth and ending the period with positive returns.

Yields of Municipal Securities: Effective Yields of Five-Year and 30-Year Municipal Bonds

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.
Data source: Bloomberg L.P.

4    Schwab Tax-Free Bond Funds

The Investment Environment  continued

Total Return for the Report Period
Bonds
Lehman Brothers 1-Year Municipal Bond Index	2.58%
Lehman Brothers 3-Year Municipal Bond Index	2.27%
Lehman Brothers General Municipal Bond Index	3.03%

Equities
S&P 500	8.88%
Russell 2000	9.36%
MSCI-EAFE Index	24.28%

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at seven of its eight meetings. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Following a strong start to 2006, economic growth has moderated over the past several months. At the August Federal Open Market Committee (FOMC) meeting, the Fed decided not to raise interest rates, but left the door open for more hikes in coming months. The recent pause in rate hikes by the Federal Reserve has left investors uncertain about the direction of interest rates and the economy.

Rising interest rates have led to stock market volatility and have weighed on bond returns. Money market inflows increased as the rise in short-term interest rates offered high yields that have not been seen in some time. Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which was up 1.71% during the one-year period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and lower bond prices. In summary, the markets have begun to adjust to an environment of slower economic growth and the conclusion of the Fed’s monetary policy tightening.

Yield Advantage of Munis over Treasurys: For Five-Year Bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax. Data source: Bloomberg L.P.

Schwab Tax-Free Bond Funds    5

Schwab Tax-Free YieldPlus Fund™

Kim Daifotis, CFA, a senior vice
president and chief investment
officer, fixed income, of the
investment adviser, co-manages
the Fund.

Joanne Larkin, a vice president
of the investment adviser, has had
overall management responsibility
for the fund since inception.

The tax-exempt municipal yield curve continued to flatten during the report period. As the Federal Reserve increased the Fed Funds rate, short term rates increased. Contrary to expectation, longer term rates were largely unaffected and declined slightly, resulting in a flattening of the yield curve. Municipal new issuance volume also began to slow after the record-high levels set in late 2005. Because we were in a relatively low interest rate environment, investors sought higher yielding securities. Consequently, high yield sectors performed well during the report period.

The Schwab Tax-Free YieldPlus Fund outperformed its benchmark, the Lehman Brothers 1-Year Municipal Bond Index, and its category average for the one-year period. The Schwab Tax-Free YieldPlus Fund Investor Shares returned 2.68%, while its benchmark returned 2.58% for the period. Overall performance for the fund was boosted by management seeking out lower rated bonds with attractive underlying credit history. The Fund does not currently intend to invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

Portfolio Composition % of Investments
These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
Revenue Bonds	40.8%
Other	18.7%
Put Bonds	14.3%
Variable-Rate Demand Notes	8.7%
General Obligation Bonds	6.4%
Bond Anticipation Notes	6.0%
Tax-Exempt Commercial Paper	3.2%
Tax & Revenue Anticipation Notes	0.8%
Certificate of Participation	0.5%
Special Tax Bonds	0.4%
Tax Allocation Bond	0.2%

By Credit Quality[1]
AAA	33.8%
AA	14.1%
A	19.6%
BBB	5.7%
Short-Term Ratings or Unrated Securities	26.8%

By Maturity
0–6 Months	34.0%
7–18 Months	22.9%
More than 18 Months	43.1%

Weighted Average Credit Quality	AA

Weighted Average Maturity	1.4 yrs
Weighted Average Duration	0.8 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

6    Schwab Tax-Free Bond Funds

Schwab Tax-Free YieldPlus Fund®

Performance Summary

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2,3]
Class and Inception Date	1 Year	Since Inception
Investor Shares (12/16/2004)	2.68%	2.30%
Select Shares (12/16/2004)[7]	2.84%	2.42%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	2.58%	2.06%
Fund Category: Morningstar Municipal National Intermediate/Short Bond	2.37%	1.90%

Yields
30-Day SEC Yield[1,3]
Investor Shares	3.38%
Select Shares	3.52%
30-Day SEC Yield-No Waiver[1,4]
Investor Shares	3.33%
Select Shares	3.47%
Taxable-Equivalent Yield[5]
Investor Shares	5.20%
Select Shares	5.42%

Style Assessment[6]

Interest rate sensitivity			Credit
Short	Medium	Long	quality
High
Medium
Low

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return and yield may have been lower.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

[6]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/06 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[7]	One year return presented in the table differs from the return presented in the financial highlights. This is a result of the calculation of the financial highlights return adhering to GAAP presentation.

Schwab Tax-Free Bond Funds    7

Schwab Short/Intermediate Tax-Free Bond Fund™

Joanne Larkin, a vice president
of the investment adviser, has had
overall management responsibility
for the fund since inception.

The tax-exempt municipal yield curve continued to flatten during the report period. As the Federal Reserve increased the Fed Funds rate, short term rates increased. Contrary to expectation, longer term rates were largely unaffected and declined slightly, resulting in a flattening of the yield curve. Municipal new issuance volume also began to slow after the record-high levels set in late 2005. Because we were in a relatively low interest rate environment, investors sought higher yielding securities. Consequently, high yield sectors performed well during the report period.

The Schwab Short/Intermediate Tax-Free Bond Fund had positive returns for the report period yet underperformed its benchmark, the Lehman Brothers 3-Year Municipal Bond Index and category average. We managed the Fund conservatively, buying higher quality issues and avoiding more volatile sectors. Over the course of the year, we continued to overweight higher-quality investments relative to the benchmark, which slightly detracted from the Fund’s performance. We also emphasized downside protection, buying premium bonds, which trade above par value due to their coupons exceeding market rates. Historically, these bonds have tended to retain their value when interest rates rise. The fund does not currently intend to invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

Portfolio Composition % of Investments
These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
Revenue Bonds	52.8%
General Obligation Bonds	20.3%
Certificates of Participation	16.4%
Other	6.2%
Put Bonds	1.9%
Special Tax Bonds	1.4%
Variable-Rate Demand Obligation	1.0%

By Credit Quality[1]
AAA	68.2%
AA	14.6%
A	12.9%
BBB	1.4%
Short-Term Ratings or Unrated Securities	2.9%

By Maturity
0–6 months	12.1%
7–36 months	45.7%
37–60 months	18.4%
More than 60 months	23.8%

Weighted Average Credit Quality	AAA

Weighted Average Maturity	3.1 yrs
Weighted Average Duration	2.6 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

8    Schwab Tax-Free Bond Funds

Schwab Short/Intermediate Tax-Free Bond Fund™

Performance Summary

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1]

Average Annual Total Returns[1,2,3]
	1 Year	5 Years	10 Years
Fund: Schwab Short/Intermediate Tax-Free Bond Fund™	1.79%	2.87%	3.86%
Benchmark: Lehman Brothers 3-Year Municipal Bond Index	2.27%	2.93%	4.16%
Fund Category: Morningstar Municipal Short Bond	2.37%	2.42%	3.53%

Yields
30-Day SEC Yield[1,3]	3.29%
30-Day SEC Yield-No Waiver[1,4]	3.27%
Taxable-Equivalent Yield[5]	5.06%
12-Month Distribution Yield[1,3]	2.14%

Style Assessment[6]

Interest rate sensitivity			Credit
Short	Medium	Long	quality
High
Medium
Low

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return and yield may have been lower.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

[6]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/06 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Tax-Free Bond Funds    9

Schwab Long-Term Tax-Free Bond Fund™

Joanne Larkin, a vice president
of the investment adviser, has had
overall management responsibility
for the fund since inception.

The tax-exempt municipal yield curve continued to flatten during the report period. As the Federal Reserve increased the Fed Funds rate, short term rates increased. Contrary to expectation, longer term rates were largely unaffected and declined slightly, resulting in a flattening of the yield curve. Municipal new issuance volume also began to slow after the record-high levels set in late 2005. Because we were in a relatively low interest rate environment, investors sought higher yielding securities. Consequently, high yield sectors performed well during the report period.

The Schwab Long-Term Tax-Free Bond Fund had positive returns for the period and outperformed its category average, but lagged its benchmark, the Lehman Brothers General Municipal Bond Index. We managed the Fund conservatively, buying higher quality issues and avoiding more volatile sectors. Over the course of the year, we continued to overweight higher-quality investments relative to the benchmark, which slightly detracted from the Fund’s performance. We also emphasized downside protection, buying premium bonds, which trade above par value due to their coupons exceeding market rates. Historically, these bonds have tended to retain their value when interest rates rise. The fund does not currently intend to invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

Portfolio Composition % of Investments
These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
Revenue Bonds	62.6%
General Obligation Bonds	26.2%
Other	6.0%
Certificates of Participation	4.8%
Variable-Rate Demand Notes	0.4%

By Credit Quality[1]
AAA	83.3%
AA	7.2%
A	7.9%
BBB	1.2%
Short-Term Ratings or Unrated Securities	0.4%

By Maturity
0–1 Year	2.7%
2–10 Years	16.2%
11–20 Years	65.0%
21–30 Years	16.1%

Weighted Average Credit Quality	AAA

Weighted Average Maturity	10.2 yrs
Weighted Average Duration	5.0 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

10    Schwab Tax-Free Bond Funds

Schwab Long-Term Tax-Free Bond Fund™

Performance Summary

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1]

Average Annual Total Returns[1,2,3]
	1 Year	5 Years	10 Years
Fund: Schwab Long-Term Tax-Free Bond Fund™	2.70%	4.60%	5.60%
Benchmark: Lehman Brothers General Municipal Bond Index	3.03%	4.95%	5.98%
Fund Category: Morningstar Municipal National Long Bond	2.64%	4.14%	5.08%

Yields
30-Day SEC Yield[1,3]	4.07%
30-Day SEC Yield-No Waiver[1,4]	4.06%
Taxable-Equivalent Yield[5]	6.28%
12-Month Distribution Yield[1,3]	3.44%

Style Assessment[6]

Interest rate sensitivity			Credit
Short	Medium	Long	quality
High
Medium
Low

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return and yield may have been lower.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

[6]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/06 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Tax-Free Bond Funds    11

Schwab California Tax-Free YieldPlus Fund™

Kim Daifotis, CFA, a senior vice
president and chief investment
officer, fixed income, of the
investment adviser, co-manages
the Fund.

Joanne Larkin, a vice president
of the investment adviser, has had
overall management responsibility
for the fund since inception.

The tax-exempt municipal yield curve continued to flatten during the report period. As the Federal Reserve increased the Fed Funds rate, short term rates increased. Contrary to expectation, longer term rates were largely unaffected and declined slightly, resulting in a flattening of the yield curve. Municipal new issuance volume also began to slow after the record-high levels set in late 2005. Because we were in a relatively low interest rate environment, investors sought higher yielding securities. Consequently, high yield sectors performed well during the report period.

The Schwab California Tax-Free YieldPlus Fund outperformed its benchmark, the Lehman Brothers 1-Year Municipal Bond Index, for the one-year period. The Schwab California Tax-Free YieldPlus Fund Investor Shares returned 2.90%, while its benchmark returned 2.58% for the period. The Fund also handily outperformed its category average for the year. Overall performance for the Fund was boosted by management seeking out lower rated bonds with attractive underlying credit history. The fund does not currently intend to invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

Portfolio Composition % of Investments
These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
Revenue Bonds	26.0%
Variable-Rate Demand Notes	19.6%
Put Bonds	17.7%
Other	14.0%
General Obligation Bonds	10.1%
Tax and Revenue Anticipation Notes	5.9%
Variable-Rate Tender Option Bonds	5.2%
Tax-Exempt Commercial Paper	1.0%
Revenue Anticipation Notes	0.5%

By Credit Quality[1]
AAA	32.6%
AA	7.6%
A	13.6%
BBB	3.3%
Short-Term Ratings or Unrated Securities	42.9%

By Maturity
0–6 Months	51.1%
7–18 Months	14.6%
19–30 Months	9.0%
More than 30 Months	25.3%

Weighted Average Credit Quality	AA

Weighted Average Maturity	1.7 yrs
Weighted Average Duration	0.7 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

12    Schwab Tax-Free Bond Funds

Schwab California Tax-Free YieldPlus Fund™

Performance Summary

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2,3]
Class and Inception Date	1 Year	Since Inception
Investor Shares (12/16/2004)	2.90%	2.27%
Select Shares (12/16/2004)	3.06%	2.39%
Benchmark: Lehman Brothers 1-Year Municipal Bond Index	2.58%	2.06%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	2.43%	2.63%

Yields
30-Day SEC Yield[1]
Investor Shares	3.20%
Select Shares	3.35%
Taxable-Equivalent Yield[4]
Investor Shares	5.49%
Select Shares	5.76%

Style Assessment[5]

Interest rate sensitivity			Credit
Short	Medium	Long	quality
High
Medium
Low

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return and yield may have been lower.

[4]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%).

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/06 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Tax-Free Bond Funds    13

Schwab California Short/Intermediate
Tax-Free Bond Fund™

Joanne Larkin, a vice president
of the investment adviser, has had
overall management responsibility
for the fund since inception.

The tax-exempt municipal yield curve continued to flatten during the report period. As the Federal Reserve increased the Fed Funds rate, short term rates increased. Contrary to expectation, longer term rates were largely unaffected and declined slightly, resulting in a flattening of the yield curve. Municipal new issuance volume also began to slow after the record-high levels set in late 2005. Because we were in a relatively low interest rate environment, investors sought higher yielding securities. Consequently, high yield sectors performed well during the report period.

The Schwab California Short/Intermediate Tax-Free Bond Fund underperformed its benchmark, the Lehman Brothers-3-year Municipal Bond Index, and category average for the report period. Over the course of the year, we continued to overweight higher-quality investments relative to the benchmark, which slightly detracted from the Fund’s performance. In terms of weighted average maturity, the Fund remained short relative to its peers, which also detracted from its overall performance. The fund does not currently intend to invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

Portfolio Composition % of Investments
These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
Revenue Bonds	42.3%
General Obligation Bonds	17.6%
Certificates of Participation	17.4%
Other	8.8%
Variable-Rate Demand Notes	7.7%
Put Bonds	6.2%

By Credit Quality[1]
AAA	65.2%
AA	7.3%
A	16.2%
BBB	1.8%
Short-Term Ratings or Unrated Securities	9.5%

By Maturity
0–6 Months	14.5%
7–36 Months	18.0%
37–60 Months	37.0%
More than 60 Months	30.5%

Weighted Average Credit Quality	AAA

Weighted Average Maturity	3.4 yrs
Weighted Average Duration	3.0 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

14    Schwab Tax-Free Bond Funds

Schwab California Short/Intermediate Tax-Free Bond Fund™

Performance Summary

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1]

Average Annual Total Returns[1,2,3]
	1 Year	5 Years	10 Years
Fund: Schwab California Short/Intermediate Tax-Free Bond Fund™	1.85%	2.69%	3.85%
Benchmark: Lehman Brothers 3-Year Municipal Bond Index	2.27%	2.93%	4.16%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	2.43%	3.32%	4.44%

Yields
30-Day SEC Yield[1]	3.34%
Taxable-Equivalent Yield[4]	5.73%
12-Month Distribution Yield[1,3]	2.10%

Style Assessment[5]

Interest rate sensitivity			Credit
Short	Medium	Long	quality
High
Medium
Low

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return and yield may have been lower.

[4]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%).

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/06 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Tax-Free Bond Funds    15

Schwab California Long-Term Tax-Free Bond Fund™

Joanne Larkin, a vice president
of the investment adviser, has had
overall management responsibility
for the fund since inception.

The tax-exempt municipal yield curve continued to flatten during the report period. As the Federal Reserve increased the Fed Funds rate, short term rates increased. Contrary to expectation, longer term rates were largely unaffected and declined slightly, resulting in a flattening of the yield curve. Municipal new issuance volume also began to slow after the record-high levels set in late 2005. Because we were in a relatively low interest rate environment, investors sought higher yielding securities. Consequently, high yield sectors performed well during the report period.

The Schwab California Long-Term Tax-Free Bond Fund had mixed results for the report period relative to its benchmark, the Lehman Brothers General Municipal Bond Index, and its category average. The Fund’s return for the one-year period slightly outperformed that of its category average, yet lagged the benchmark’s return. Over the course of the year, we continued to overweight higher quality investments relative to its benchmark, which slightly detracted from performance. In terms of weighted average maturity, the Fund remained short relative to its peers, which also slightly detracted from its overall performance. The fund does not currently intend to invest in municipal securities whose interest is subject to the Alternative Minimum Tax (AMT).

Portfolio Composition % of Investments
These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
Revenue Bonds	65.8%
Certificates of Participation	9.7%
General Obligation Bonds	9.6%
Tax Allocation Bonds	6.8%
Variable-Rate Demand Notes	4.2%
Other	2.4%
Special Tax Bond	1.5%

By Credit Quality[1]
AAA	56.5%
AA	2.4%
A	21.6%
BBB	15.3%
Short-Term Ratings or Unrated Securities	4.2%

By Maturity
0–1 Year	4.2%
2–10 Years	11.6%
11–20 Years	52.8%
21–30 Years	31.4%

Weighted Average Credit Quality	AA

Weighted Average Maturity	10.7 yrs
Weighted Average Duration	4.5 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

16    Schwab Tax-Free Bond Funds

Schwab California Long-Term Tax-Free Bond Fund™

Performance Summary

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1]

Average Annual Total Returns[1,2,3]
	1 Year	5 Years	10 Years
Fund: Schwab California Long-Term Tax-Free Bond Fund™	2.78%	4.53%	5.75%
Benchmark: Lehman Brothers General Municipal Bond Index	3.03%	4.95%	5.98%
Fund Category: Morningstar Municipal California Long Bond	2.72%	4.24%	5.32%

Yields
30-Day SEC Yield[1]	4.27%
Taxable-Equivalent Yield[4]	7.32%
12-Month Distribution Yield[1]	3.56%

Style Assessment[5]

Interest rate sensitivity			Credit
Short	Medium	Long	quality
High
Medium
Low

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return and yield may have been lower.

[4]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.70%).

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/06 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Tax-Free Bond Funds    17

Fund Expenses (unaudited)

Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning March 1, 2006 and held through August 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 3/1/06	Ending Account Value (Net of Expenses) at 8/31/06	Expenses Paid During Period[2] 3/1/06–8/31/06
Schwab Tax-Free YieldPlus Fund™
Investor Shares
Actual Return	0.64%	$1,000	$1,014.45	$3.25
Hypothetical 5% Return	0.64%	$1,000	$1,021.98	$3.26
Select Shares®
Actual Return	0.49%	$1,000	$1,015.20	$2.49
Hypothetical 5% Return	0.49%	$1,000	$1,022.74	$2.50
Schwab Short/Intermediate Tax-Free Bond Fund™
Actual Return	0.65%	$1,000	$1,013.95	$3.30
Hypothetical 5% Return	0.65%	$1,000	$1,021.93	$3.31
Schwab Long-Term Tax-Free Bond Fund™
Actual Return	0.65%	$1,000	$1,015.96	$3.30
Hypothetical 5% Return	0.65%	$1,000	$1,021.93	$3.31
Schwab California Tax-Free YieldPlus Fund™
Investor Shares
Actual Return	0.60%	$1,000	$1,014.91	$3.05
Hypothetical 5% Return	0.60%	$1,000	$1,022.18	$3.06
Select Shares
Actual Return	0.45%	$1,000	$1,015.68	$2.29
Hypothetical 5% Return	0.45%	$1,000	$1,022.94	$2.29
Schwab CA Short/Intermediate Tax-Free Bond Fund™
Actual Return	0.63%	$1,000	$1,013.72	$3.20
Hypothetical 5% Return	0.63%	$1,000	$1,022.03	$3.21
Schwab CA Long-Term Tax-Free Bond Fund™
Actual Return	0.60%	$1,000	$1,017.65	$3.05
Hypothetical 5% Return	0.60%	$1,000	$1,022.18	$3.06

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

18    Schwab Tax-Free Bond Funds

Schwab Tax-Free YieldPlus FundTM

Financial Statements

Financial Highlights

Investor Shares	9/1/05— 8/31/06	12/16/04[1]—8/31/05
Per Share Data ($)
Net asset value at beginning of period	9.97	10.00
Income from investment operations:
Net investment income	0.26	0.16
Net realized and unrealized gains or losses	(0.00)[2]	(0.03)
Total income from investment operations	0.26	0.13
Less distributions:
Dividends from net investment income	(0.26)	(0.16)
Net asset value at end of period	9.97	9.97
Total return (%)	2.68	1.26	[3]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.64	0.37	[4]
Gross operating expenses	0.68	0.69	[4]
Net investment income	2.63	2.25	[4]
Portfolio turnover rate	55	18	[3]
Net assets, end of period ($ x 1,000,000)	24	30

Select Shares	9/1/05— 8/31/06	12/16/04[1]— 8/31/05
Per Share Data ($)
Net asset value at beginning of period	9.97	10.00
Income from investment operations:
Net investment income	0.28	0.16
Net realized and unrealized gains or losses	(0.01)	(0.03)
Total income from investment operations	0.27	0.13
Less distributions:
Dividends from net investment income	(0.28)	(0.16)
Net asset value at end of period	9.96	9.97
Total return (%)	2.73	1.31	[3]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.49	0.28	[4]
Gross operating expenses	0.53	0.54	[4]
Net investment income	2.81	2.33	[4]
Portfolio turnover rate	55	18	[3]
Net assets, end of period ($ x 1,000,000)	489	435

[1]	Commencement of operations.

[2]	Less than (0.01).

[3]	Not annualized.

[4]	Annualized.

See financial notes.    19

Schwab Tax-Free YieldPlus Fund®

Portfolio Holdings as of August 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
51.0%	Long-Term Investments	262,133	261,440
53.0%	Short-Term Investments	271,425	271,410
104.0%	Total Investments	533,558	532,850
(4.0)%	Other Assets and Liabilities		(20,296)
100.0%	Net Assets		512,554

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Long-Term Investments 51.0% of net assets

ALABAMA 2.6%
Birmingham Special Care Facilities Finance Auth
RB (Baptist Health System Inc) Series 2005A	5.00%	11/15/09	(e)	1,565	1,602
Health Care Auth for Baptist Health
Bonds Series 2006D	5.00%	11/15/11	(e)	1,600	1,669
Huntsville Health Care Auth
RB Series 2005A	5.00%	03/03/08	(a)(b)(e)	10,000	10,184
					13,455
ALASKA 0.8%
Alaska Housing Finance Corp
General Mortgage RB Series 1997A	5.90%	12/01/19	(b)(e)	4,170	4,217
ARIZONA 0.2%
Pinal Cnty
COP Series 2004	4.00%	12/01/07		1,150	1,150
ARKANSAS 1.5%
Fort Smith
Sales & Use Tax Refunding and Improvement Bond Series 2006	4.00%	09/01/14	(b)	3,310	3,353
Sales & Use Tax Refunding and Improvement Bond Series 2006	3.95%	09/01/15	(b)	4,475	4,502
					7,855
CALIFORNIA 3.1%
California
Various Purpose GO Bonds	8.00%	11/01/07	(b)(e)	1,500	1,544
California Dept of Water Resources
Power Supply RB Series 2002A	5.50%	05/01/08	(e)	11,790	12,142
Imperial Redevelopment Agency
Subordinate Tax Allocation Notes Series 2006	4.50%	12/01/11	(e)	1,300	1,301

20    See financial notes.

Schwab Tax-Free YieldPlus Fund®

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Temecula Public Financing Auth
Community Facilities District No.03–02 Special Tax Bonds (Roripaugh Ranch) Series 2006	4.35%	09/01/09		830	823
					15,810
COLORADO 1.6%
E-470 Public Highway Auth
RB Series 1997A	5.25%	09/01/18	(b)	8,245	8,450
DISTRICT OF COLUMBIA 0.2%
District of Columbia HFA
Capital Program RB (Housing Auth Modernization) Series 2005	5.00%	07/01/08	(b)(e)	1,000	1,024
FLORIDA 4.2%
East Homestead Community Development District
Special Assessment RB Series 2006B	5.00%	05/01/11	(e)	1,000	1,011
Escambia Cnty Health Facilities Auth
RB (Ascension Health Credit Group) Series 2003A	5.00%	11/15/07		1,500	1,521
Florida Hurricane Catastrophe Fund Finance Corp
RB Series 2006A	5.00%	07/01/09	(e)	5,000	5,191
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group) Series 2005I	5.00%	11/16/09	(a)(e)	8,000	8,252
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005A	5.00%	11/15/07		525	532
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005A	5.00%	11/15/09	(e)	250	258
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005B	5.00%	11/15/07		450	456
Hospital Refunding RB (Adventist Health System/Sunbelt Obligated Group) Series 2005B	5.00%	11/15/09	(e)	500	516
Orlando
Capital Improvement Special RB Series 2005B	5.00%	04/01/08	(e)	2,460	2,512
Univeristy of Florida Athletic Association, Inc
RB Series 2005	3.30%	10/01/08	(a)(b)	1,500	1,490
					21,739
ILLINOIS 0.4%
Illinois Development Finance Auth
RB (Resurrection Health Care) Series 2005A	3.75%	07/01/09	(a)(e)	2,000	1,997
INDIANA 2.1%
Indiana Health & Educational Facility Financing Auth
Hospital Refunding RB (Clarian Health Obligated Group) Series 2006B	5.00%	02/15/08		725	736
Hospital Refunding RB (Clarian Health Obligated Group) Series 2006B	5.00%	02/15/09		720	740
Indiana Health Facility Financing Auth
RB (Ascension Health Subordinate Credit Group) Series 2005A3	5.00%	05/01/08	(e)	6,000	6,118
Seymour
Economic Development Refunding RB (Union Camp Corp) Series 1992	6.25%	07/01/12	(e)	2,670	2,908
					10,502

See financial notes.    21

Schwab Tax-Free YieldPlus Fund®

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
IOWA 0.3%
Iowa Finance Auth
Health Facilities Development Refunding RB (Care Initiatives) Series 2006A	5.25%	07/01/10		1,450	1,497
LOUISIANA 1.2%
Louisiana
GO Match Bonds Series 2006B	5.00%	07/15/11	(b)(e)	2,000	2,108
GO Refunding Bonds Series 1998A	5.25%	04/15/09	(b)(e)	4,000	4,137
					6,245
MASSACHUSETTS 0.9%
Massachusetts
GO Bonds Consolidated Loan Series 1992D	6.00%	05/01/08	(e)	2,320	2,402
Massachusetts State Health and Educational Facilities Auth
RB (Partners HealthCare System) Series A	5.38%	07/01/17	(b)(e)	2,000	2,046
					4,448
MICHIGAN 2.5%
Detroit
Sewage Disposal System Second Lien RB Series 2001D2	5.50%	01/01/12	(a)(b)(e)	5,000	5,396
Kent Hospital Finance Auth
Refunding RB (Spectrum Health) Series 2005B	5.00%	07/15/11		5,000	5,232
Michigan Hospital Financing Auth
RB (Ascension Health) Series 1999B4	5.38%	11/15/07	(a)(e)	2,000	2,038
					12,666
MINNESOTA 0.2%
Minnesota Municipal Power Agency
Electric RB Series 2005	3.50%	10/01/07		445	444
Electric RB Series 2005	3.50%	10/01/08	(e)	685	683
					1,127
MISSOURI 1.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Subordinate Mass Transit Sales Tax Appropriation Bonds (Metrolink Cross Cnty Extension) Series 2005A	3.95%	10/01/09	(a)(b)(e)	3,000	3,016
Kansas City International Airport
General Improvement Refunding RB Series 2005H	5.00%	09/01/08	(e)	6,480	6,651
					9,667
NEVADA 1.4%
Clark Cnty
Special Improvement District No.121 (Southern Highlands Area) Subordinate Local Improvement Refunding Bonds Series 2006B	4.35%	12/01/09	(e)	475	477
Special Improvement District No.121 (Southern Highlands Area) Subordinate Local Improvement Refunding Bonds Series 2006B	4.50%	12/01/10	(e)	495	498
Special Improvement District No.121 (Southern Highlands Area) Subordinate Local Improvement Refunding Bonds Series 2006B	4.60%	12/01/11	(e)	255	257

22    See financial notes.

Schwab Tax-Free YieldPlus Fund®

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Henderson
Health Facility RB (Catholic Healthcare West) Series 2005B	5.00%	07/01/08	(e)	3,000	3,063
Local Improvement District No.T-18 (Inspirada) Limited Obligation Improvement Bonds	4.60%	09/01/11	(e)	2,025	2,027
North Las Vegas
Special Improvement District No.60 Subordinate Local Improvement Refunding Bonds (Aliante) Series 2006B	4.15%	12/01/08	(e)	655	658
Special Improvement District No.60 Subordinate Local Improvement Refunding Bonds (Aliante) Series 2006B	4.35%	12/01/09	(e)	340	342
					7,322
NEW JERSEY 4.7%
Camden
BAN Series 2006B	4.50%	09/04/07		10,423	10,501
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2005O	3.25%	03/01/08	(e)	1,100	1,091
School Facilities Construction Bonds Series 2005O	5.00%	03/01/08	(e)	2,000	2,040
New Jersey Health Care Facilities Financing Auth
Refunding RB (St Clare‘s Hospital) Series 2004B	5.00%	07/01/08	(b)(e)	2,085	2,133
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005C	5.00%	06/15/08	(b)(e)	7,985	8,182
					23,947
NEW MEXICO 0.9%
Farmington
Pollution Control Refunding RB (Southern California Edison Co-Four Corners) Series 2005A	3.55%	04/01/10	(a)(b)(e)	4,850	4,832
NEW YORK 6.0%
Metropolitan Transportation Auth
Commuter Facilities Service Contract Bonds Series 1997–3	7.38%	07/01/08		985	1,029
New York City
GO Bonds Fiscal 1997 Series A	6.25%	08/01/08	(e)	2,000	2,033
New York State Dormitory Auth
Mortgage Hospital RB (The New York and Presbyterian Hospital) Series 1998	4.75%	08/01/16	(b)(e)	7,000	7,172
Third General Resolution RB (State University Educational Facilities) Series 2002B	5.25%	05/15/12	(a)(b)(e)	5,000	5,386
New York State Power Auth
General Purpose Bonds Series W	6.50%	01/01/08	(e)	1,725	1,757
New York State Urban Development Corp
Correctional and Youth Facilities Service Contract RB Series 2003A	5.25%	01/01/09	(a)(e)	5,000	5,168
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute) Series 2002E	4.05%	09/01/11	(a)	8,000	8,057
					30,602

See financial notes.    23

Schwab Tax-Free YieldPlus Fund®

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
NORTH CAROLINA 2.9%
Fayetteville
Public Works Commission Revenue Notes Series 2005	3.55%	01/15/08	(b)(e)	14,900	14,880
PENNSYLVANIA 1.8%
Philadelphia Water and Sewer
Water and Wastewater RB Series 1997A	5.00%	08/01/11	(b)(e)	4,000	4,130
Southcentral General Auth
Guaranteed RB Series 2001	4.50%	12/01/08	(a)(b)	5,000	5,097
					9,227
SOUTH CAROLINA 0.2%
Richland Cnty
Environmental Improvement Refunding RB (International Paper Co) Series 2002A	4.25%	10/01/07		1,000	1,001
TENNESSEE 2.6%
Shelby Cnty Health, Education and Housing
RB (Baptist Memorial Health Care) Series 2004A	5.00%	09/01/08	(a)(e)	3,000	3,076
RB (Baptist Memorial Health Care) Series 2004A	5.00%	10/01/08	(a)(e)	5,000	5,131
Tennessee Energy Acquisition Corp
Gas Project RB Series 2006A	5.00%	09/01/09		5,000	5,171
					13,378
TEXAS 2.3%
Corpus Christi Independent SD
Unlimited Tax Refunding Bonds Series 2005	5.00%	08/15/12	(b)(e)	2,110	2,145
North Texas Tollway Auth
Dallas North Tollway System Refunding RB Series 2003B	5.00%	01/01/38	(b)(e)	3,000	3,079
Spring Independent SD
Unlimited Tax Schoolhouse Bonds Series 2005A	5.00%	08/15/08	(a)(b)(c)	5,000	5,129
Tomball Hospital Auth
Refunding RB Series 2005	5.00%	07/01/09		1,205	1,227
					11,580
WASHINGTON 2.4%
Energy Northwest
Electric Refunding RB (Project 1) Series 2006A	5.00%	07/01/11		5,000	5,282
King Cnty
Limited Tax GO Bonds (Baseball Stadium) Series 1997D	5.60%	12/01/09	(e)	6,710	7,000
					12,282
WISCONSIN 2.1%
Wisconsin Health and Educational Facilities Auth
RB (Hospital Sisters Services Inc-Obligated Group) Series 2003B	4.50%	12/01/07	(a)(b)(e)	10,440	10,540
Total Long-Term Investments (Cost $262,133)					261,440

24    See financial notes.

Schwab Tax-Free YieldPlus Fund®

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investments 53.0% of net assets

ALABAMA 1.0%
Jefferson Cnty
Sewer Revenue Refunding Warrants Series 2003 B1B	3.65%	09/22/06	(a)(b)	5,250	5,250
ARIZONA 1.1%
Maricopa Cnty IDA
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	4.35%	09/21/06	(a)	4,000	4,000
Pinal Cnty
COP Series 2004	4.00%	12/01/06		1,435	1,436
					5,436
CALIFORNIA 6.3%
California
Economic Recovery Bonds Series 2004C3	3.47%	09/01/06	(a)(c)	3,000	3,000
California Statewide Communities Development Auth
COP (Eskaton Properties Inc Obligated Group)	3.99%	09/28/06	(a)(b)(e)	8,100	8,100
Santa Clara Valley Transportation Auth
Sales Tax RB (2000 Measure A) Series 2006G	3.65%	08/06/07	(a)(b)(e)	21,000	21,000
					32,100
COLORADO 0.4%
Central Colorado Water Conservancy District
Well Augmentation Subdistrict Limited Tax GO Notes Series 2005	3.88%	03/01/07		1,195	1,189
Colorado Health Facilities Auth
RB (Evangelical Lutheran Good Samaritan Society) Series 2000	6.00%	12/01/06	(e)	660	663
					1,852
FLORIDA 1.1%
Gulf Breeze
Capital Funding RB Series 1997A	3.50%	09/01/06	(a)(b)(e)	5,095	5,567
GEORGIA 4.3%
Atlanta
Subordinate Lien Tax Allocation Bonds (Atlantic Station) Series 2006	3.51%	09/07/06	(a)(b)	7,000	7,000
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Vogtle) First Series 1996	3.65%	09/13/06	(a)	5,150	5,150
Pollution Control RB (Georgia Power Co Plant Vogtle) Third Series 1994	3.70%	09/15/06	(a)(e)	10,000	10,000
					22,150
ILLINOIS 2.5%
Illinois Development Finance Auth
RB (Resurrection Health Care) Series 2005D	3.58%	09/07/06	(a)	7,715	7,715
RB (Resurrection Health Care) Series 2005E	3.58%	09/07/06	(a)	5,310	5,310
					13,025

See financial notes.    25

Schwab Tax-Free YieldPlus Fund®

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
INDIANA 0.1%
Indiana Health and Educational Facilities Financing Auth
Hospital Refunding RB (Clarian Health Obligated Group) Series 2006B	5.00%	02/15/07		610	613
KANSAS 0.4%
Junction City
Temporary Notes Series 2006C	5.00%	08/01/07		2,000	2,026
KENTUCKY 3.1%
Kentucky Rural Water Finance Corp
Public Project Construction Notes Series A1	3.63%	04/02/07	(a)	7,225	7,224
Northern Kentucky Water District
Revenue BAN Series 2005	3.25%	05/01/07	(e)	8,440	8,397
					15,621
LOUISIANA 3.1%
Calcasieu Parish IDB
Pollution Control Refunding RB (Occidental Petroleum Corp) Series 2001	4.80%	12/01/06	(e)	1,000	1,002
Louisiana Public Facilities Auth
Equipment and Capital Facilities RB (Pooled Loan) Series 2002A	3.91%	09/07/06	(a)(b)	12,090	12,090
RB (Blood Center Properties, Inc) Series 2000	3.65%	09/07/06	(a)(b)	2,900	2,900
					15,992
MASSACHUSETTS 1.7%
Massachusetts Health and Educational Facilties Auth
RB (Caritas Christi Obligated Group) Series A	5.25%	07/01/07		5,960	6,000
RB (New England Medical Center Hospitals) Series G2	4.08%	01/02/07	(a)(b)	2,700	2,700
					8,700
MICHIGAN 3.5%
Detroit Water Supply
System Revenue Second Lien Bonds Series 2006B	3.41%	09/07/06	(a)(b)(c)	10,000	10,000
Michigan State Strategic Fund
Limited Obligation Refunding RB (Dow Chemical Company) Series 2003B1	3.52%	09/06/06	(a)	8,000	8,000
					18,000
NEW JERSEY 4.1%
Camden
BAN Series 2006A	4.50%	06/25/07		10,000	10,055
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2005O	3.56%	09/07/06	(a)(c)(d)	5,000	5,000
New Jersey Transit Corp
Capital Grant Anticipation Notes Series 2000B	5.75%	02/01/07	(b)(e)	2,000	2,017
Perth Amboy
TAN	4.63%	10/20/06		4,000	4,004
					21,076

26    See financial notes.

Schwab Tax-Free YieldPlus Fund®

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
NEW YORK 8.6%
Gloversville SD
BAN Series 2006	4.50%	06/29/07		10,000	10,060
Metropolitan Transportation Auth
Transportation Refunding RB Series 2002A	3.54%	09/07/06		2,595	2,595
New York City
GO Bonds Fiscal 2006 Series I8	3.54%	09/06/06		400	400
GO Bonds Fiscal 2006J	3.48%	09/07/06		2,265	2,265
New York City Industrial Development Agency
Pilot RB (Yankee Stadium) Series 2006	4.98%	10/02/06		15,360	15,360
New York City Municipal Water Finance Auth
Water and Sewer System RB Series 1993C	3.56%	09/01/06	(a)(b)(c)	8,000	8,000
Water and Sewer System RB Series 1994G	3.35%	09/01/06	(a)(b)(c)	100	100
New York City Transitional Finance Auth
Recovery Bonds Fiscal 2003 Series2A	3.54%	09/01/06	(a)(c)	3,000	3,000
Recovery Bonds Fiscal 2003 Series3B	3.55%	09/06/06	(a)(c)	1,000	1,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A4	4.00%	03/15/07	(e)	1,000	1,002
					43,782
NORTH CAROLINA 0.2%
North Carolina Eastern Municipal Power Agency
Power System Refunding RB Series 1993C	7.00%	01/01/07		1,000	1,010
OHIO 1.0%
Ohio Air Quality Development Auth
Refunding RB (Cincinnati Gas and Electric Co) Series 1995A	3.65%	09/06/06	(a)	5,100	5,100
OKLAHOMA 0.8%
Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	4.45%	09/28/06	(a)	4,000	4,000
PENNSYLVANIA 1.8%
Allegheny Cnty Hospital Development Auth
RB (University of Pittsburgh Medical Center) Series 2004B2	3.52%	09/06/06	(a)	6,075	6,075
Susquehanna Area Regional Airport Auth
Subordinate Airport System RB Series 2003C2	3.70%	09/05/06	(a)(b)	3,350	3,350
					9,425
PUERTO RICO 0.4%
Puerto Rico Public Buildings Auth
Government Facilities Refunding RB Series K	4.50%	07/01/07	(a)(e)	1,900	1,908

See financial notes.    27

Schwab Tax-Free YieldPlus Fund®

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)

TEXAS 3.9%
Capital Area Housing Finance Corp
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003A	4.05%	09/21/06	(a)	5,000	5,000
Dallas
Airport System RB Series 2001	5.00%	04/01/07	(b)(e)	6,000	6,045
Housing Options, Inc
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003A	4.20%	09/28/06	(a)	4,000	4,000
Spring Independent SD
Unlimited Tax Schoolhouse Bonds Series 2005A	3.75%	08/15/06	(a)(b)(c)	5,000	5,002
					20,047
VIRGINIA 2.9%
Louisa IDA
Pollution Control RB (Virgina Electric and Power Co) Series 1984	3.69%	09/12/06		4,000	4,000
Pollution Control RB (Virgina Electric and Power Co) Series 1984	3.73%	09/13/06		4,000	4,000
Pollution Control RB (Virgina Electric and Power Co) Series 1984	3.81%	09/22/06		2,000	2,000
Pollution Control RB (Virgina Electric and Power Co) Series 1984	3.77%	10/03/06		2,000	2,000
Russell Cnty
Pollution Control Refunding RB (Appalachian Power Co) Series I	2.70%	11/01/06	(a)	3,000	2,993
					14,993
WASHINGTON 0.7%
Washington Higher Education Facilities Auth
Refunding RB (The University of Puget Sound) Series 2006A	5.00%	10/01/06	(a)(b)(e)	2,000	2,037
Washington Public Power Supply System
Refunding RB (Nuclear Project No.1) Series 1993A	4.15%	12/28/06	(a)(b)	1,700	1,700
					3,737
Total Short-Term Investments (Cost $271,425)					271,410

End of Investments.

At August 31, 2006 the tax basis cost of the fund’s investments was $533,548, and the unrealized appreciation and depreciation was $674 and ($1,372), respectively, with a net unrealized depreciation of ($698).

In addition to the above, the fund held the following at August 31, 2006. All numbers are x 1,000 except number of futures contracts.

Futures Contracts
	Number of contracts	Contract Value	Unrealized Losses
2 Years, Short, U.S. Treasury Note expires 12/29/06	(375)	76,629	(153)
5 Years, Short, U.S. Treasury Note expires 12/29/06	(470)	49,401	(132)
			(285)

28    See financial notes.

Schwab Tax-Free YieldPlus Fund®

Portfolio Holdings continued

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,000 or 1.0% of net assets.

(e)	All or a portion of this security is held as collateral for futures contracts.

BAN— Bond anticipation note

COP— Certificate of participation

GO— General obligation

HFA— Housing finance agency

IDA— Industrial development authority

IDB— Industrial development board

IDRB— Industrial development revenue bond

RAN— Revenue anticipation note

RB— Revenue bond

TAN— Tax anticipation note

TRAN— Tax and revenue anticipation note

See financial notes.    29

Schwab Tax-Free YieldPlus Fund®

Statement of

Assets and Liabilities

As of August 31, 2006. All numbers are x 1,000 except NAV.

Assets
Investments, at value (Cost $533,558)		$532,850
Cash		531
Receivables:
Fund shares sold		806
Investments sold		125
Interest		4,213
Prepaid expenses	+	3
Total assets		538,528

Liabilities
Payables:
Investments bought		20,381
Investment adviser and administrator fees		12
Transfer agent and shareholder services fees		4
Due to brokers for futures		144
Fund shares redeemed		5,420
Dividends to shareholders		11
Accrued expenses	+	2
Total liabilities		25,974

Net Assets
Total assets		538,528
Total liabilities		–25,974
Net assets		$512,554

Net Assets by Source
Capital received from investors		513,733
Net realized capital losses		(186)
Net unrealized capital losses		(993)

Net Asset Value (NAV) by Share Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$23,971		2,405		$9.97
Select Shares	$488,583		49,031		$9.96

30    See financial notes.

Schwab Tax-Free YieldPlus Fund®

Statement of

Operations

For September 1, 2005 through August 31, 2006. All numbers are x 1,000.

Investment Income
Interest		$13,614

Net Realized Gains and Losses
Net realized losses on investments		(545)
Net realized gains on futures contracts	+	306
Net realized losses		(239)

Net Unrealized Gains and Losses
Net unrealized gains on investments		50
Net unrealized losses on futures contracts	+	(54)
Net unrealized losses		(4)

Expenses
Investment adviser and administrator fees		1,448
Transfer agent and shareholder service fees:
Investor Shares		65
Select Shares		387
Trustees’ fees		12
Custodian fees		13
Portfolio accounting fees		51
Professional fees		35
Registration fees		211
Shareholder reports		10
Other expenses	+	6
Total expenses		2,238
Expense reduction		–162
Custody credit		–11
Net expenses		2,065

Increase in Net Assets From Operations
Total investment income		13,614
Net expenses		–2,065
Net investment income		11,549
Net realized losses		(239)
Net unrealized losses	+	(4)
Increase in net assets from operations		$11,306

See financial notes.    31

Schwab Tax-Free YieldPlus Fund®

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers are x 1,000.

Operations

	9/1/05-8/31/06		12/16/04*-8/31/05
Net investment income		$11,549	$5,802
Net realized losses		(239)	(83)
Net unrealized losses	+	(4)	(989)
Increase in net assets from operations		11,306	4,730

Distributions Paid
Dividends from Net Investment Income
Investor Shares		682	382
Select Shares	+	10,853	5,304
Total dividends from net investment income		$11,535	$5,686

Transactions in Fund Shares

	9/1/05-8/31/06			12/16/04-8/31/05
	SHARES		VALUE	SHARES	VALUE
Shares sold
Investor Shares		1,677	$16,713	4,884	$48,796
Select Shares	+	45,102	449,155	69,167	690,751
Total shares sold		46,779	$465,868	74,051	$739,547

Shares Reinvested
Investor Shares		55	$544	28	$283
Select Shares	+	857	8,541	394	3,934
Total shares reinvested		912	$9,085	422	$4,217

Shares Redeemed
Investor Shares		(2,322)	$(23,139)	(1,917)	$(19,139)
Select Shares	+	(40,513)	(403,524)	(25,976)	(259,176)
Total shares redeemed		(42,835)	$(426,663)	(27,893)	$(278,315)

Net transactions in fund shares		4,856	$48,290	46,580	$465,449

Shares Outstanding and Net Assets

	9/1/05-8/31/06			12/16/04-8/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,580	$464,493	–	$–
Total increase	+	4,856	48,061	46,580	464,493
End of period		51,436	$512,554	46,580	$464,493

Net investment income not yet distributed			$–		$74

*	Commencement of operations

32    See financial notes.

Schwab Short/Intermediate Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/05— 8/31/06	9/1/04— 8/31/05	9/1/03— 8/31/04	9/1/02— 8/31/03	9/1/01— 8/31/02
Per Share Data ($)
Net asset value at beginning of period	10.50	10.69	10.59	10.63	10.42
Income from investment operations:
Net investment income	0.30	0.29	0.29	0.30	0.35
Net realized and unrealized gains or losses	(0.12)	(0.19)	0.10	(0.04)	0.20
Total income from investment operations	0.18	0.10	0.39	0.26	0.55
Less distributions:
Dividends from net investment income	(0.30)	(0.29)	(0.29)	(0.30)	(0.34)
Net asset value at end of period	10.38	10.50	10.69	10.59	10.63
Total return (%)	1.79	0.94	3.74	2.50	5.37
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.64	0.63	0.63	0.60	0.49
Gross operating expenses	0.65	0.63	0.63	0.63	0.70
Net investment income	2.93	2.73	2.73	2.83	3.29
Portfolio turnover rate	8	8	19	11	28
Net assets, end of period ($ x 1,000,000)	116	141	161	159	139

See financial notes.    33

Schwab Short/Intermediate Tax-Free Bond Fund™

Portfolio Holdings as of August 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1–800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
75.8%	Long-Term Investments	87,612	87,835
23.0%	Short-Term Investments	26,635	26,611
98.8%	Total Investments	114,247	114,446
1.2%	Other Assets and Liabilities		1,389
100.0%	Net Assets		115,835

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Long-Term Investments 75.8% of net assets

ALABAMA 0.5%
Mobile IDB
Pollution Control Refunding RB (International Paper Co) Series 1994A	4.65%	12/01/11		600	606
ARIZONA 4.4%
Arizona
Refunding COP Series 2002B	5.00%	09/01/07	(b)	5,000	5,068
CALIFORNIA 2.7%
Alameda Public Financing Auth
RB (1997 RB Refinancing) Series 1999	4.95%	09/02/07		2,065	2,076
California Dept of Water Resources
Power Supply RB Series 2002A	5.50%	05/01/10		1,000	1,062
					3,138
COLORADO 1.7%
Adams Cnty SD No.50
GO Refunding Bonds Series 2004	4.00%	12/01/07	(b)	2,000	2,010
DISTRICT OF COLUMBIA 1.4%
District of Columbia
COP Series 2006	5.00%	01/01/12	(b)	1,500	1,588
GEORGIA 5.8%
Atlanta
Airport General Refunding RB Series 2003A	5.00%	01/01/10	(b)	3,660	3,813
Georgia
GO Bonds Series 2000D	6.00%	10/01/07		2,865	2,939
					6,752

34    See financial notes.

Schwab Short/Intermediate Tax-Free Bond Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
INDIANA 1.8%
Lake Cnty
First Mortgage Lease RB Series 2000	5.25%	08/01/09	(b)	2,040	2,132
KENTUCKY 3.2%
Kentucky Property and Building Commission
RB Project No.71	5.50%	08/01/09		3,500	3,683
MARYLAND 0.9%
Baltimore
Convention Center Hotel RB Sr Series 2006A	5.00%	09/01/13	(b)	1,000	1,078
MASSACHUSETTS 4.1%
Massachusetts
GO Refunding Bonds Series 2001A	5.50%	01/01/11		2,500	2,682
Special Obligation RB Consolidated Loan Series 2002A	5.00%	06/01/10	(b)	2,000	2,098
					4,780
MISSOURI 1.8%
St Louis Municipal Finance Corp
Leasehold Refunding RB Series 2003	5.25%	07/15/10	(b)	2,000	2,113
NEVADA 1.3%
Henderson
Sr Limited Obligation Refunding Bonds (Seven Hills) Series 2001A	4.63%	08/01/11	(b)	1,485	1,548
NEW JERSEY 4.3%
Mercer Cnty
Refunding RB (Regional Sludge) Series 2003	5.00%	12/15/09	(b)	1,300	1,359
New Jersey Transit Corp
COP (Federal Transit Administration Grants) Series 2000B	5.50%	09/15/07	(b)	3,500	3,566
					4,925
NEW YORK 8.6%
New York City
GO Bonds Fiscal 2003 Series A	5.25%	08/01/09		1,825	1,903
GO Bonds Fiscal 2003 Series B	5.25%	08/01/09		1,000	1,043
GO Bonds Fiscal 2003 Series J	5.00%	06/01/09		2,080	2,151
GO Bonds Fiscal 2003 Series J (Refunded)	5.00%	06/01/09		420	436
New York State Urban Development Corp
State Facilities Refunding RB Series 1995	5.60%	04/01/15		4,000	4,424
					9,957
NORTH CAROLINA 2.7%
North Carolina Municipal Power Agency
RB (Catawba Electric) Series 1999A	5.75%	01/01/09	(b)	3,000	3,143
OHIO 2.7%
Ohio
Higher Education Capital Facilities Bonds Series II-2001A	5.50%	12/01/08		3,000	3,121

See financial notes.    35

Schwab Short/Intermediate Tax-Free Bond Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
OREGON 1.5%
Oregon
Refunding COP (Dept of Administrative Services) Series 2002C	5.00%	11/01/07	(b)	1,705	1,731
PENNSYLVANIA 3.8%
Philadelphia
Water and Wastewater Refunding RB Series 2001B	5.50%	11/01/11	(b)	4,000	4,345
PUERTO RICO 1.8%
Puerto Rico Highway and Transportation Auth
Refunding RB Series H	5.00%	07/01/35	(b)	2,000	2,091
TEXAS 7.4%
Dallas Water and Sewer Utilities
Revenue Refunding and Improvement Bonds Series 2003	5.00%	10/01/10	(b)	5,000	5,249
Denton Utility System
Refunding and Improvement RB Series 2001	5.00%	12/01/12	(b)	2,030	2,126
Fort Worth
General Purpose Improvement and Refunding Bonds Series 2001	5.00%	03/01/10		1,090	1,138
					8,513
WASHINGTON 11.2%
North Kitsap SD No.400
Unlimited Tax GO Refunding Bonds Series 2005	5.13%	12/01/16	(b)	4,650	5,088
Snohomish Cnty
Refunding Limited GO Bonds	4.50%	12/01/12	(b)	1,920	1,977
Washington
Refunding COP (Dept of Ecology) Series 2001	4.75%	04/01/12	(b)	1,710	1,767
Washington Public Power Supply System
Refunding RB (Nuclear Project No.2) Series 1993A	5.70%	07/01/08	(b)	4,000	4,147
					12,979
WISCONSIN 2.2%
Wisconsin
Master Lease Series 2002D	5.00%	09/01/07	(b)	2,500	2,534
Total Long-Term Investments (Cost $87,612)					87,835
Short-Term Investments 23.0% of net assets
ARIZONA 1.1%
Catalina Foothills Unified SD No.16
GO Refunding Bonds Series 2004	5.00%	07/01/07	(b)	1,315	1,330
DISTRICT OF COLUMBIA 3.5%
Washington DC Convention Center Auth
Dedicated Tax Sr Lien RB Series 1998	5.00%	10/01/06	(b)	4,000	4,004

36    See financial notes.

Schwab Short/Intermediate Tax-Free Bond Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
MICHIGAN 0.9%
Detroit
Capital Improvement Bonds Series 2002A	5.00%	04/01/07	(b)	1,000	1,008
NEW YORK 4.4%
New York City
GO Bonds Fiscal 1999 Series H (Refunded)	4.75%	03/15/07		1,705	1,716
New York City Municipal Water Finance Auth
Water and Sewer System RB Series 1994G	3.35%	09/01/06	(a)(b)(c)	1,200	1,200
New York State Dormitory Auth
Lease RB (State University Dormitory Facilities) Series 2003B	5.25%	07/01/13	(a)(b)	2,000	2,170
					5,086
NORTH CAROLINA 3.9%
Charlotte
COP (FY2004 Equipment Acquisition) Series 2004C	4.00%	03/01/07		2,540	2,545
North Carolina Municipal Power Agency
RB (Catawba Electric) Series 1995A	5.10%	01/01/07	(b)	2,000	2,010
					4,555
OHIO 3.1%
Ohio
State Facilities Bonds (Administrative Building Fund) Series 1998A	5.13%	10/01/06		3,580	3,584
OKLAHOMA 1.7%
Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	4.45%	09/28/06	(a)	2,000	2,000
PENNSYLVANIA 0.9%
Pennsylvania IDA
Economic Development RB Series 1994	7.00%	07/01/07	(b)	1,000	1,027
SOUTH CAROLINA 2.6%
Charleston Cnty
RB (Care Alliance Health Services) Series 1999A	4.25%	08/15/07	(b)	3,000	3,017
WISCONSIN 0.9%
Wisconsin Health and Educational Facilities Auth
RB (Carroll College) Series 1998	4.80%	10/01/06		1,000	1,000
Total Short-Term Investments (Cost $26,635)					26,611

End of Investments.

See financial notes.    37

Schwab Short/Intermediate Tax-Free Bond Fund™

Portfolio Holdings continued

At August 31, 2006 the tax basis cost of the fund’s investments was $114,235, and the unrealized appreciation and depreciation were $791 and ($580), respectively, with a net unrealized appreciation of $211.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security

COP— Certificate of participation

GO— General obligation

IDA— Industrial development authority

IDB— Industrial development board

RB— Revenue bond

TRAN— Tax and revenue anticipation note

38    See financial notes.

Schwab Short/Intermediate Tax-Free Bond Fund™

Statement of

Assets and Liabilities

As of August 31, 2006. All numbers are x 1,000 except NAV.

Assets
Investments, at value (Cost $114,247)		$114,446
Cash		39
Receivables:
Fund shares sold		3
Interest		1,624
Prepaid expenses	+	1
Total assets		116,113

Liabilities
Payables:
Fund shares redeemed		235
Investment adviser and administrator fees		3
Transfer agent and shareholder services fees		2
Accrued expenses	+	38
Total liabilities		278

Net Assets
Total assets		116,113
Total liabilities		–278
Net assets		$115,835

Net Assets by Source
Capital received from investors		116,032
Net investment income not yet distributed		11
Net realized capital losses		(407)
Net unrealized capital gains		199

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$115,835		11,164		$10.38

See financial notes.    39

Schwab Short/Intermediate Tax-Free Bond Fund™

Statement of

Operations

For September 1, 2005 through August 31, 2006. All numbers are x 1,000.

Investment Income
Interest		$4,583

Net Realized Gains and Losses
Net realized losses on investments		(20)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(1,665)

Expenses
Investment adviser and administrator fees		386
Transfer agent and shareholder service fees		321
Trustees’ fees		10
Custodian fees		5
Portfolio accounting fees		40
Professional fees		21
Registration fees		45
Shareholder reports		15
Other expenses	+	2
Total expenses		845
Expense reduction		–19
Custody Credits		–4
Net expenses		822

Increase in Net Assets From Operations
Total investment income		4,583
Net expenses		–822
Net investment income		3,761
Net realized losses		(20)
Net unrealized losses	+	(1,665)
Increase in net assets from operations		$2,076

40    See financial notes.

Schwab Short/Intermediate Tax-Free Bond Fund™

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers are x 1,000.

Operations

	9/1/05-8/31/06		9/1/04-8/31/05
Net investment income		$3,761	$4,071
Net realized losses		(20)	(249)
Net unrealized losses	+	(1,665)	(2,537)
Increase in net assets from operations		2,076	1,285

Distributions Paid
Dividends from net investment income		$3,761	$4,067

Transactions in Fund Shares

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		VALUE	SHARES	VALUE
Shares sold		2,796	$29,044	5,072	$53,709
Shares reinvested		256	2,659	265	2,801
Shares redeemed	+	(5,341)	(55,414)	(6,979)	(73,888)
Net transactions in fund shares		(2,289)	$(23,711)	(1,642)	$(17,378)

Shares Outstanding and Net Assets

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,453	$141,231	15,095	$161,391
Total decrease	+	(2,289)	(25,396)	(1,642)	(20,160)
End of period		11,164	$115,835	13,453	$141,231

Net investment income not yet distributed			$11		$24

See financial notes.    41

Schwab Long-Term Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/05— 8/31/06	9/1/04— 8/31/05	9/1/03— 8/31/04	9/1/02— 8/31/03	9/1/01— 8/31/02
Per-Share Data ($)
Net asset value at beginning of period	11.25	11.33	11.04	11.05	10.87
Income from investment operations:
Net investment income	0.44	0.45	0.45	0.45	0.49
Net realized and unrealized gains or losses	(0.15)	(0.08)	0.29	(0.01)	0.17
Total income from investment operations	0.29	0.37	0.74	0.44	0.66
Less distributions:
Dividends from net investment income	(0.44)	(0.45)	(0.45)	(0.45)	(0.48)
Net asset value at end of period	11.10	11.25	11.33	11.04	11.05
Total return (%)	2.70	3.29	6.77	4.01	6.24
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.65	0.65	0.65	0.62	0.49
Gross operating expenses	0.69	0.66	0.66	0.65	0.74
Net investment income	4.01	3.98	4.00	4.06	4.49
Portfolio turnover rate	23	1	10	22	25
Net assets, end of period ($ x 1,000,000)	92	93	83	81	85

42    See financial notes.

Schwab Long-Term Tax-Free Bond Fund™

Portfolio Holdings as of August 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
96.3%	Long-Term Investments	85,178	88,614
2.6%	Short-Term Investments	2,350	2,350
98.9%	Total Investments	87,528	90,964
1.1%	Other Assets and Liabilities		1,027
100.0%	Net Assets		91,991

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Long-Term Investments 96.3% of net assets

CALIFORNIA 9.1%
California State Public Works Board
Lease Refunding RB (Dept of Health Services-Richmond Laboratory) Series 2005K	5.00%	11/01/24		2,000	2,092
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/38	(b)	4,000	4,155
Oak Valley Hospital District
GO Bonds (Election of 2004) Series 2005	5.00%	07/01/29	(b)	2,065	2,167
					8,414
COLORADO 4.7%
Colorado Dept of Transportation
RAN Series 2002B	5.50%	06/15/15	(b)	2,000	2,250
Denver Convention Center Hotel Auth
Sr Refunding RB Series 2006	5.00%	12/01/30	(b)	2,000	2,096
					4,346
DISTRICT OF COLUMBIA 2.4%
District of Columbia
COP Series 2003	5.50%	01/01/17	(b)	2,000	2,190
FLORIDA 2.9%
Escambia Cnty Health Facilities Auth
RB (Ascension Health Credit Group) Series 1999A2	5.75%	11/15/29	(b)	2,500	2,677
GEORGIA 1.4%
Fulton Cnty Development Auth
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(b)	1,180	1,279

See financial notes.    43

Schwab Long-Term Tax-Free Bond Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
ILLINOIS 2.3%
Chicago
Chicago O’Hare International Airport General Airport Third Lien RB Series 2005A	5.00%	01/01/29	(b)	2,000	2,100
INDIANA 1.1%
Marion Cnty Convention and Recreational Facilities Auth
Excise Taxes Lease Refunding Sr RB Series 2001A	5.00%	06/01/21	(b)	1,000	1,041
KENTUCKY 1.1%
Jefferson Cnty
Health Facilities RB (University Medical Center) Series 1997	5.25%	07/01/22	(b)	1,000	1,021
LOUISIANA 2.3%
Louisiana Citizens Property Insurance Corp
Assessment RB Series 2006B	5.00%	06/01/23	(b)	2,000	2,123
MARYLAND 1.4%
Baltimore
Convention Center Hotel RB Sr Series 2006A	5.25%	09/01/23	(b)	1,000	1,095
Maryland Housing and Community Development Dept
RB Series 1996A	5.88%	07/01/16		225	230
					1,325
MASSACHUSETTS 2.5%
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005B	5.50%	07/01/23	(b)	2,000	2,335
MICHIGAN 9.0%
Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper Co) Series 2002	6.25%	04/15/27		1,000	1,130
Detroit
Water Supply System Refunding Sr Lien RB Series 2003C	5.25%	07/01/16	(b)	2,620	2,843
Detroit SD
School Building and Site Improvement Bonds Series 2005A	5.00%	05/01/17	(b)	3,000	3,226
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(b)	1,000	1,054
					8,253
MISSISSIPPI 4.7%
Mississippi Hospital Equipment and Facilities Auth
Refunding RB (Mississippi Baptist Medical Center) Series 1995	6.00%	05/01/13	(b)	2,150	2,168
Walnut Grove Correctional Auth
COP (Walnut Grove Correctional Facility) Series 1999	6.00%	11/01/19	(b)	2,000	2,176
					4,344
NEVADA 4.8%
Nevada
Highway Improvement (Motor Vehicle Fuel Tax) RB Series 2004	5.50%	12/01/18	(b)	2,000	2,225

44    See financial notes.

Schwab Long-Term Tax-Free Bond Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Nevada Dept of Business and Industry
RB (Las Vegas Monorail) First Tier Series 2000	5.63%	01/01/32	(b)	2,000	2,152
					4,377
NEW JERSEY 1.8%
Washington Board of Education
Refunding School Bonds	5.25%	01/01/27	(b)	1,400	1,608
NEW YORK 5.2%
Metropolitan Transportation Auth
Refunding RB Series 2002A	5.50%	11/15/18	(b)	2,000	2,203
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/16		1,325	1,460
GO Bonds Fiscal 2005 Series B	5.25%	08/01/15		1,000	1,090
					4,753
OREGON 4.0%
Columbia River Peoples’ Utility District
Electric System Revenue Obligations Series 2000B	5.50%	12/01/19	(b)	1,180	1,268
Morrow Cnty SD
GO Bonds Series 2001	5.63%	06/15/16	(b)	2,235	2,430
					3,698
PENNSYLVANIA 1.7%
Seneca Valley Unified SD
GO Refunding Bonds Series 1998AA	5.15%	02/15/20	(b)	1,500	1,529
RHODE ISLAND 0.0%
Rhode Island Housing and Mortgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%	10/01/22		20	20
TEXAS 11.5%
Austin Combined Utilities
Refunding RB Series 1997	5.13%	11/15/16	(b)	3,000	3,055
Brazos River Auth
Refunding RB (Houston Industries) Series 1998A	5.13%	05/01/19	(b)	1,750	1,816
Conroe ISD
Unlimited Tax Schoolhouse and Refunding Bonds Series 1997	5.25%	02/15/21	(b)	765	770
Unlimited Tax Schoolhouse and Refunding Bonds Series 1997 (Refunded)	5.25%	02/15/21		235	237
Harris Cnty
Permanent Improvement Refunding Bonds Series 2004A	5.00%	10/01/18		1,885	2,011
Harris Cnty Hospital District
Refunding RB Series 2000	6.00%	02/15/16	(b)	1,000	1,080
Texas Public Finance Auth
Refunding RB (Texas Southern University) Series 1998A1	4.75%	11/01/17	(b)	1,545	1,576
					10,545
VERMONT 2.4%
Vermont Education and Health Buildings Financing Agency
Hospital RB (Fletcher Allen Health Care) Series 2000A	6.00%	12/01/23	(b)	2,000	2,167

See financial notes.    45

Schwab Long-Term Tax-Free Bond Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
WASHINGTON 15.4%
Clark Cnty SD
Unlimited Tax GO Bonds Series 1999	5.50%	12/01/17	(b)	3,000	3,171
Kent SD No.415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		500	543
King Cnty
Lease RB (King Street Center) Series 1997	5.13%	06/01/17	(b)	1,000	1,022
North Kitsap SD No.400
Unlimited Tax GO Refunding Bonds Series 2005	5.13%	12/01/18	(b)	1,850	2,008
Ocean Shores
Water and Sewer RB Series 2001	5.50%	12/01/21	(b)	2,000	2,162
Washington Health Care Facilities
RB (Catholic Health Initiatives) Series A	6.00%	12/01/20	(b)	3,000	3,225
RB (Swedish Health System) Series 1998	5.13%	11/15/18	(b)	2,000	2,073
					14,204
WISCONSIN 4.6%
Wisconsin
GO Bonds Series 2005D	5.00%	05/01/21		4,000	4,265
Total Long-Term Investments (Cost $85,178)					88,614
Short-Term Investments 2.6% of net assets

NEW YORK 0.4%
New York City Municipal Water Finance Auth
Water and Sewer System RB Series 1994G	3.35%	09/01/06	(a)(b)(c)	350	350
OKLAHOMA 2.2%
Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	4.45%	09/28/06	(a)	2,000	2,000
Total Short-Term Investments (Cost $2,350)					2,350

End of Investments.

At August 31, 2006, the tax basis cost of the fund’s investments was $87,327, and the unrealized appreciation and depreciation was $3,649 and ($12), respectively, with a net unrealized appreciation of $3,637.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security

COP— Certificate of participation

GO— General obligation

RAN— Revenue anticipation note

RB— Revenue bond

46    See financial notes.

Schwab Long-Term Tax-Free Bond Fund™

Statement of

Assets and Liabilities

As of August 31, 2006. All numbers are x 1,000 except NAV.

Assets
Investments, at value (Cost $87,528)		$90,964
Cash		50
Receivables:
Interest		1,117
Prepaid expenses	+	1
Total assets		92,132

Liabilities
Payables:
Fund shares redeemed		107
Investment adviser and administrator fees		2
Transfer agent and shareholder services fees		2
Accrued expenses	+	30
Total liabilities		141

Net Assets
Total assets		92,132
Total liabilities		-141
Net assets		$91,991

Net Assets by Source
Capital received from investors		89,500
Net investment income not yet distributed		145
Net realized capital losses		(1,090)
Net unrealized capital gains		3,436

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$91,991		8,285		$11.10

See financial notes.    47

Schwab Long-Term Tax-Free Bond Fund™

Statement of

Operations

For September 1, 2005 through August 31, 2006. All numbers are x 1,000.

Investment Income
Interest		$4,304

Net Realized Gains and Losses
Net realized gains on investments		638

Net Unrealized Gains and Losses
Net unrealized losses on investments		(1,947)

Expenses
Investment adviser and administrator fees		277
Transfer agent and shareholder service fees		231
Trustees’ fees		10
Custodian fees		4
Portfolio accounting fees		38
Professional fees		27
Registration fees		36
Shareholder reports		17
Other expenses	+	1
Total expenses		641
Expense reduction		–37
Custody credits		–5
Net expenses		599

Increase in Net Assets From Operations
Total investment income		4,304
Net expenses		–599
Net investment income		3,705
Net realized gains		638
Net unrealized losses	+	(1,947)
Increase in net assets from operations		$2,396

48    See financial notes.

Schwab Long-Term Tax-Free Bond Fund™

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers are x 1,000.

Operations

	9/1/05-8/31/06		9/1/04-8/31/05
Net investment income		$3,705	$3,496
Net realized gains		638	–
Net unrealized losses	+	(1,947)	(645)
Increase in net assets from operations		2,396	2,851

Distributions Paid
Dividends from net investment income		$3,703	$3,468

Transactions in Fund Shares

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		VALUE	SHARES	VALUE
Shares sold		2,417	$26,801	2,576	$29,116
Shares reinvested		238	2,626	211	2,387
Shares redeemed	+	(2,615)	(28,923)	(1,846)	(20,848)

Net transactions in fund shares		40	$504	941	$10,655

Shares Outstanding and Net Assets

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,245	$92,794	7,304	$82,756
Total increase or decrease	+	40	(803)	941	10,038
End of period		8,285	$91,991	8,245	$92,794

Net investment income not yet distributed			$145		$167

See financial notes.    49

Schwab California Tax-Free YieldPlus Fund™

Financial Statements

Financial Highlights

Investor Shares	9/1/05— 8/31/06	12/16/04[1]— 8/31/05
Per Share Data ($)
Net asset value at beginning of period	9.95	10.00
Income from investment operations:
Net investment income	0.26	0.15
Net realized and unrealized gains or losses	0.03	(0.05)
Total income from investment operations	0.29	0.10
Less distributions:
Dividends from net investment income	(0.26)	(0.15)
Net asset value at end of period	9.98	9.95
Total return (%)	2.90	0.98	[2]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.61	0.40	[3]
Gross operating expenses	0.62	0.66	[3]
Net investment income	2.53	2.12	[3]
Portfolio turnover rate	70	52	[2]
Net assets, end of period ($ x 1,000,000)	15	19

Select Shares	9/1/05— 8/31/06	12/16/04[1]— 8/31/05
Per Share Data ($)
Net asset value at beginning of period	9.95	10.00
Income from investment operations:
Net investment income	0.27	0.15
Net realized and unrealized gains or losses	0.03	(0.05)
Total income from investment operations	0.30	0.10
Less distributions:
Dividends from net investment income	(0.27)	(0.15)
Net asset value at end of period	9.98	9.95
Total return (%)	3.06	1.03	[2]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.46	0.28	[3]
Gross operating expenses	0.46	0.51	[3]
Net investment income	2.74	2.21	[3]
Portfolio turnover rate	70	52	[2]
Net assets, end of period ($ x 1,000,000)	768	516

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

50    See financial notes.

Schwab California Tax-Free YieldPlus Fund™

Portfolio Holdings as of August 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
34.8%	Long-Term Investments	271,446	272,211
63.9%	Short-Term Investments	500,245	500,486
98.7%	Total Investments	771,691	772,697
1.3%	Other Assets and Liabilities		10,112
100.0%	Net Assets		782,809

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Long-Term Investments 34.8% of net assets

CALIFORNIA 31.6%
Bay Area Toll Authority
San Francisco Bay Area Toll Bridge RB Series 2006F	5.00%	04/01/09	(e)	5,815	6,035
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(e)	35,000	38,268
Federal Highway Grant Anticipation Bonds Series 2004A	5.00%	02/01/08	(b)(e)	1,360	1,388
GO Refunding Bonds Series 2005	5.00%	05/01/12	(e)	7,065	7,529
Various Purpose GO Refunding Bonds Series 2004	5.25%	12/01/12	(b)(e)	7,035	7,678
California Dept of Water Resources
Power Supply RB Series 2002A	5.50%	05/01/08	(e)	20,845	21,467
RB Series 2002A	5.50%	05/01/09	(e)	2,000	2,093
California Health Facilities Finance Auth
RB (Catholic Healthcare West) Series 2005G	5.00%	07/01/09	(e)	1,755	1,808
RB (Catholic Healthcare West) Series 2005G	5.00%	07/01/10	(e)	2,000	2,074
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/08	(e)	1,000	1,028
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/10	(e)	2,035	2,125
California Infrastructure and Economic Development Bank
RB (J. David Gladstone Institutes) Series 2001	4.00%	10/01/07	(e)	2,000	2,002
California State Public Works Board
Lease RB (Butterfield State Office Complex) Series 2005A	5.00%	06/01/08	(e)	4,515	4,626
Lease RB (Butterfield State Office Complex) Series 2005A	5.00%	06/01/09	(e)	1,940	2,008
Lease RB (Dept of Corrections-California State Prison-Kern Cnty at Delano II) Series 2003C	5.00%	06/01/12	(e)	5,000	5,320
Lease Refunding RB (Dept of Corrections) Series 2004D	4.50%	12/01/07	(b)(e)	3,550	3,596
Lease Refunding RB (The Trustees of the California State University) Series 1996A	5.50%	10/01/14	(b)(e)	4,125	4,213
California State University Channel Islands Financing Auth
RB (Rental Housing) Series 2001	3.15%	08/01/08	(a)(b)(e)	5,105	5,043
California State University
Trustees Systemwide RB Series 2005C	4.00%	11/01/08	(e)	2,050	2,065
Trustees Systemwide RB Series 2005C	4.00%	11/01/09	(e)	3,015	3,047

See financial notes.    51

Schwab California Tax-Free YieldPlus Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
California Statewide Communities Development Auth
Pollution Control Refunding RB (Southern California Edison Co) Series A	4.10%	04/01/13	(a)(b)(e)	2,000	2,043
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/08	(e)	1,240	1,263
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/09	(e)	3,065	3,148
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/10	(e)	2,455	2,543
RB (Daughters of Charity Health System) Series 2005G	5.25%	07/01/11	(e)	950	1,001
RB (Huntington Memorial Hospital) Series 2005	5.00%	07/01/09	(e)	3,250	3,356
RB (Kaiser Permanente) Series 2002E	4.70%	06/01/09	(a)	5,355	5,459
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/08		400	410
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/09		660	686
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/10	(e)	900	947
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/11	(e)	1,160	1,235
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/12	(e)	1,450	1,556
Chula Vista Public Financing Auth
Refunding RB Series 2005A	4.00%	09/01/12	(b)(e)	2,980	3,055
Del Mar Race Track Auth
RB Series 2005	5.00%	08/15/08		550	561
RB Series 2005	5.00%	08/15/09		500	514
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.38%	06/01/38	(e)	19,000	21,138
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.50%	06/01/43	(e)	12,500	13,814
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/19		5,000	5,115
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/16		1,320	1,329
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/17	(e)	5,500	5,555
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/18	(e)	4,190	4,264
Imperial Redevelopment Agency
Subordinate Tax Allocation Notes Series 2006	4.50%	12/01/11	(e)	2,000	2,002
Los Angeles Cnty Metropolitan Transportation Auth
Sales Tax RB (Prop C) Second Sr Series 2004A	5.00%	07/01/10	(b)(e)	3,390	3,578
Sales Tax Refunding RB (Prop A) First Tier Sr Series 2003A	5.00%	07/01/10	(b)(e)	1,180	1,245
Sales Tax Refunding RB (Prop C) Second Sr Series 1998A	5.50%	07/01/10	(b)(e)	2,485	2,667
Los Angeles Cnty Public Works Financing Auth
Lease Refunding RB (2005 Master Refunding) Series A	5.00%	12/01/08	(b)(e)	1,000	1,033
Modesto Irrigation District Financing Auth
Refunding RB Series A	6.00%	10/01/15	(b)(e)	5,000	5,108
Orange Cnty Public Financing Auth
Lease Refunding RB Series 2005	5.00%	07/01/10	(b)(e)	7,155	7,551
Perris Public Financing Auth
2006 Tax Allocation RB	4.40%	10/01/10	(e)	480	482
2006 Tax Allocation RB	4.55%	10/01/11	(e)	520	524
2006 Tax Allocation RB	4.65%	10/01/12	(e)	545	550
Sacramento Municipal Utility District
Electric Refunding RB Series 1997L	5.00%	07/01/11	(b)(e)	2,500	2,579

52    See financial notes.

Schwab California Tax-Free YieldPlus Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
San Diego Cnty
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/09	(e)	1,085	1,120
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/10	(e)	1,000	1,037
Santa Barbara Redevelopment Agency
Tax Allocation Refunding Bonds (Central City Redevelopment) Sr Series 1995A	6.00%	03/01/08	(b)(e)	2,490	2,552
Santa Clara
Insurance Funding Bonds Series 1987	3.00%	04/01/08	(a)(b)(e)	5,000	4,960
Santa Clara Valley Transportation Auth
Sales Tax RB (Measure A) Series 2003	4.00%	04/01/36	(b)(e)	6,000	6,002
Temecula Public Financing Auth
Community Facilities District No.03–02 Special Tax Bonds (Roripaugh Ranch) Series 2006	4.00%	09/01/07	(e)	130	129
Community Facilities District No.03–02 Special Tax Bonds (Roripaugh Ranch) Series 2006	4.20%	09/01/08	(e)	300	297
Community Facilities District No.03–02 Special Tax Bonds (Roripaugh Ranch) Series 2006	4.50%	09/01/10	(e)	865	859
Community Facilities District No.03–02 Special Tax Bonds (Roripaugh Ranch) Series 2006	4.65%	09/01/11	(e)	905	899
					247,579
PUERTO RICO 3.2%
Puerto Rico
Public Improvement Refunding Bonds Series 2003C	5.00%	07/01/08	(a)(b)(e)	19,250	19,747
Public Improvement Refunding Bonds Series 2003C	5.00%	07/01/08	(a)	4,800	4,885
					24,632
Total Long-Term Investments (Cost $271,446)					272,211

Short-Term Investments 63.9% of net assets

CALIFORNIA 57.5%
Bay Area Toll Authority
San Francisco Bay Area Toll Bridge RB Series 2006C	3.26%	09/07/06	(a)(b)(c)	10,000	10,000
California
Economic Recovery Bonds Series 2004A	3.38%	09/06/06	(a)(c)(d)	12,000	12,000
Economic Recovery Bonds Series 2004B2	5.00%	07/01/07	(a)(e)	13,250	13,413
Economic Recovery Bonds Series 2004B4	3.00%	07/01/07	(a)(e)	1,000	996
Economic Recovery Bonds Series 2004C3	3.25%	09/05/06	(a)(c)	2,125	2,125
Economic Recovery Bonds Series 2004C6	3.30%	09/05/06	(a)(b)	43,900	43,900
Economic Recovery Bonds Series 2004C9	3.45%	09/05/06	(a)(b)	4,500	4,500
GO Bonds	3.51%	09/07/06	(a)(c)	14,885	14,885
GO Bonds Series 2003D4	3.29%	02/01/07	(a)	10,000	10,000
GO Bonds Series 2004B3	3.25%	09/05/06	(a)(b)	2,100	2,100
California Dept of Water Resources
GO (P Note)	3.54%	11/21/06		19,000	19,000
Power Supply RB Series 2002 C10	3.23%	09/07/06	(a)(b)	7,220	7,220
Power Supply RB Series 2002B2	3.33%	09/05/06	(a)(b)	2,325	2,325
California Infrastructure and Economic Development Bank
RB (Asian Art Museum Foundation of SF) Series 2005	3.32%	09/05/06	(a)(b)(c)	9,000	9,000
RB (J. David Gladstone Institutes) Series 2001	4.00%	10/01/06	(e)	2,015	2,015
California Public Works Board
Lease RB (Butterfield State Office Complex) Series 2005A	5.00%	06/01/07	(e)	3,285	3,320
California Statewide Communities Development Auth

See financial notes.    53

Schwab California Tax-Free YieldPlus Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
COP (Eskaton Properties Inc Obligated Group)	3.99%	09/28/06	(a)(b)	12,800	12,800
RAN (Vehicle License Fee) Series 2005B1	4.00%	11/15/06	(b)	3,500	3,503
RB (Chadwick School) Series 2002	2.25%	12/01/06	(a)(b)(e)	8,000	8,000
RB (Kaiser Permanente) Series 2002D	4.35%	03/01/07	(a)(e)	11,610	11,649
RB (Kaiser Permanente) Series 2004G	2.30%	05/01/07	(a)	2,425	2,403
Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II) Series 2004	5.50%	05/15/07		360	364
Contra Costa Water District
Refunding RB Series N	3.41%	09/07/06	(a)(b)(c)(d)	10,240	10,240
Del Mar Race Track Auth
RB Series 2005	5.00%	08/15/07		250	253
Diamond Bar Public Financing Auth
Lease RB (Community/Senior Center) Series 2002A	3.55%	09/06/06	(a)(b)	3,890	3,890
East Bay Municipal Utility District
Wastewater System Subordinated Refunding RB Series 2003B	3.30%	09/06/06	(a)(b)(c)	6,655	6,655
Irvine Assessment District
No.04–20 Limited Obligation Improvement Bonds Series A	3.26%	09/06/06	(a)(b)	13,000	13,000
Los Angeles Cnty Metropolitan Transportation Auth
Second Subordinate Sales Tax Revenue CP Series A	3.50%	11/06/06	(b)	8,000	8,000
Los Angeles Cnty Public Works Financing Auth
Lease Refunding RB (2005 Master Refunding) Series A	4.00%	12/01/06	(b)(e)	10,000	10,012
Los Angeles Unified SD
Refunding COP (Multiple Properties) Series 2005C	4.00%	10/02/06	(a)(b)(c)(e)	3,000	3,001
Metropolitan Water District of Southern California
Water Refunding RB Series 2004C	3.20%	09/07/06	(a)(c)	25,000	25,000
Natomas Union SD
COP Series B	5.00%	02/01/07	(a)(b)	14,575	15,194
Orange Cnty
Apartment Development Refunding RB (Vintage Woods) Series 1998H	3.35%	09/07/06	(a)(b)	3,500	3,500
Orange Cnty Sanitation District
Refunding COP Series 2000A	3.26%	09/05/06	(a)(c)	3,035	3,035
Refunding COP Series 2000B	3.26%	09/05/06	(a)(c)	12,300	12,300
Pittsburg Redevelopment Agency
Subordinate Tax Allocation Bonds (Los Medanos Community Development) Series 2004A	3.40%	09/05/06	(a)(b)(c)	22,805	22,805
San Diego Unified SD
2006–2007 TRAN Series A	4.50%	07/24/07		25,000	25,230
San Dieguito Public Facilities Auth
Refunding RB Series 2006	3.65%	01/26/07	(a)(b)	20,000	20,000
Santa Clara Valley Transportation Auth
Sales Tax RB (Measure A) Series 2004B	5.00%	10/02/06	(a)(b)(e)	6,000	6,006
Sales Tax RB (2000 Measure A) Series 2006F	3.65%	08/07/07	(a)(b)	20,000	20,000
Sales Tax RB (2000 Measure A) Series 2006G	3.65%	08/06/07	(a)(b)	4,000	4,000
Sonoma Cnty Jr College District
GO Bonds (Election of 2002) Series B	3.40%	09/07/06	(a)(b)(c)	4,985	4,985
Southern California Metropolitan Water District
Water RB Series 2000B3	3.47%	09/01/06	(a)(c)	3,000	3,000
Water RB Series 2001C2	3.30%	09/06/06	(a)(c)	4,500	4,500
Southern California Public Power Auth
Transmission Project RB (Subordinate Refunding) Series 1991	3.26%	09/06/06	(a)(b)(c)	8,600	8,600
Temecula Valley Unified SD
GO Refunding Bonds Series 2004	6.00%	08/01/07	(b)(e)	1,000	1,023

54    See financial notes.

Schwab California Tax-Free YieldPlus Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Ventura Cnty
2006–07 TRAN	4.50%	07/02/07		20,000	20,166
					449,913
PUERTO RICO 6.4%
Puerto Rico
Public Improvement Bonds of 1996	4.00%	01/02/07	(a)(b)	13,000	13,000
Public Improvement Bonds Series 2001A	3.41%	09/07/06	(a)(b)(c)(d)(e)	2,635	2,635
Puerto Rico Commonwealth Aqueduct and Sewer
Refunding Bonds Series 1995	4.00%	01/02/07	(a)(b)	10,000	10,000
Puerto Rico Electric Power Auth
RB Series HH	3.40%	09/07/06	(a)(b)(c)(d)	7,200	7,200
Puerto Rico Highway and Transportation Auth
Subordinated RB Series 2003	3.40%	09/07/06	(a)(b)(c)(d)	2,000	2,000
Transportation Refunding RB Series L	3.41%	09/07/06	(a)(b)(c)(d)	1,000	1,000
Puerto Rico Public Buildings Auth
Government Facilities Refunding RB Series J	5.00%	01/12/07	(a)(b)	11,000	11,724
Government Facilities Refunding RB Series K	4.50%	07/01/07	(a)(e)	3,000	3,014
					50,573
Total Short-Term Investments (Cost $500,245)					500,486

End of Investments.

At August 31, 2006 the tax basis cost of the fund’s investments was $771,681, and the unrealized appreciation and depreciation were $2,031 and ($1,015), respectively, with a net unrealized appreciation of $1,016.

In addition to the above, the fund held the following at August 31, 2006. All numbers are x1,000 except number of futures contracts.

Futures Contracts
	Number of Contracts	Contract Value	Unrealized Losses
10 Years, Short, U.S. Treasury Note expires 12/19/06	(500)	53,688	(234)
2 Years, Short, U.S. Treasury Note expires 12/29/06	(350)	71,520	(142)
5 Years, Short, U.S. Treasury Note expires 12/29/06	(505)	53,080	(142)

			(518)

(a)	Variable-rate security

(b)	Credit-enhanced security

(c)	Liquidity-enhanced security

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,075 or 4.5% of net assets.

(e)	All or a portion of this security is held as collateral for futures contracts

BAN— Bond anticipation note

COP— Certificate of participation

GO— General obligation

RAN— Revenue anticipation note

RB— Revenue bond

TRAN— Tax and revenue anticipation note

See financial notes.    55

Schwab California Tax-Free YieldPlus Fund™

Statement of

Assets and Liabilities

As of August 31, 2006. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $771,691)		$772,697
Cash		620
Receivables:
Fund shares sold		5,063
Interest		5,913
Prepaid expenses	+	5
Total assets		784,298

Liabilities
Payables:
Fund shares redeemed		1,161
Due to brokers for futures		262
Transfer agent and shareholder services fees		7
Investment adviser and administrator fees		21
Accrued expenses	+	38
Total liabilities		1,489

Net Assets
Total assets		784,298
Total liabilities		–1,489
Net assets		$782,809

Net Assets by Source
Capital received from investors		783,141
Net investment income not yet distributed		10
Net realized capital losses		(830)
Net unrealized capital gains		488

Net Asset Value (NAV) by Share Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$14,813		1,484		$9.98
Select Shares	$767,996		76,950		$9.98

56    See financial notes.

Schwab California Tax-Free YieldPlus Fund™

Statement of

Operations

For September 1, 2005 through August 31, 2006. All numbers are x 1,000.

Investment Income
Interest		$18,409

Net Realized Gains and Losses
Net realized losses on investments		(2,912)
Net realized gains on futures contracts	+	2,533
Net realized losses		(379)

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,303
Net unrealized gains on futures contracts	+	696
Net unrealized gains		1,999

Expenses
Investment adviser and administrator fees		1,970
Transfer agent and shareholder service fees:
Investor Shares		41
Select Shares		557
Trustees’ fees		13
Custodian fees		17
Portfolio accounting fees		35
Professional fees		36
Registration fees		14
Shareholder reports		9
Other expenses	+	7
Total expenses		2,699
Expense reduction		–5
Custody Credits		–14
Net expenses		2,680

Increase in Net Assets from Operations
Total investment income		18,409
Net expenses		–2,680
Net investment income		15,729
Net realized losses		(379)
Net unrealized gains	+	1,999
Increase in net assets from operations		$17,349

See financial notes.    57

Schwab California Tax-Free YieldPlus Fund™

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers are x 1,000.

Operations

	9/1/05-8/31/06		12/16/04*-8/31/05
Net investment income		$15,729	$6,504
Net realized losses		(379)	(533)
Net unrealized gains or losses	+	1,999	(1,511)
Increase in net assets from operations		17,349	4,460

Distributions Paid
Dividends from Net Investment Income
Investor Shares		413	215
Select Shares	+	15,312	6,213
Total dividends from net investment income		$15,725	$6,428

Transactions in Fund Shares

	9/1/05-8/31/06			12/16/04-8/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,073	$10,694	2,663	$26,571
Select Shares	+	64,137	639,292	76,735	766,122
Total shares sold		65,210	$649,986	79,398	$792,693

Shares Reinvested
Investor Shares		30	$300	13	$133
Select Shares	+	1,236	12,321	464	4,620
Total shares reinvested		1,266	$12,621	477	$4,753

Shares Redeemed
Investor Shares		(1,535)	$(15,280)	(760)	$(7,577)
Select Shares	+	(40,309)	(401,658)	(25,313)	(252,385)
Total shares redeemed		(41,844)	$(416,938)	(26,073)	$(259,962)

Net transactions in fund shares		24,632	$245,669	53,802	$537,484

Shares Outstanding and Net Assets

	9/1/05-8/31/06			12/16/04-8/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		53,802	$535,516	–	$–
Total increase	+	24,632	247,293	53,802	535,516
End of period		78,434	$782,809	53,802	$535,516

Net investment income not yet distributed			$10		$76

*	Commencement of operations

58    See financial notes.

Schwab California Short/Intermediate Tax-Free
Bond Fund™

Financial Statements

Financial Highlights

	9/1/05— 8/31/06	9/1/04— 8/31/05	9/1/03— 8/31/04	9/1/02— 8/31/03	9/1/01— 8/31/02
Per Share Data ($)
Net asset value at beginning of period	10.43	10.63	10.57	10.66	10.51
Income from investment operations:
Net investment income	0.34	0.33	0.31	0.32	0.34
Net realized and unrealized gains or losses	(0.15)	(0.20)	0.06	(0.09)	0.15
Total income from investment operations	0.19	0.13	0.37	0.23	0.49
Less distributions:
Dividends from net investment income	(0.34)	(0.33)	(0.31)	(0.32)	(0.34)
Net asset value at end of period	10.28	10.43	10.63	10.57	10.66
Total return (%)	1.85	1.21	3.59	2.15	4.66
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.62	0.61	0.61	0.58	0.49
Gross operating expenses	0.62	0.61	0.61	0.60	0.66
Net investment income	3.28	3.10	2.97	2.96	3.29
Portfolio turnover rate	6	6	17	11	17
Net assets, end of period ($ x 1,000,000)	110	136	164	174	184

See financial notes.    59

Schwab California Short/Intermediate Tax-Free Bond Fund™

Portfolio Holdings as of August 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
82.6%	Long-Term Investments	89,774	90,788
16.2%	Short-Term Investments	17,778	17,790
98.8%	Total Investments	107,552	108,578
1.2%	Other Assets and Liabilities		1,298
100.0%	Net Assets		109,876

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Long-Term Investments 82.6% of net assets

CALIFORNIA 79.8%
Alameda Cnty
Refunding COP Series 2001A	5.38%	12/01/09	(b)	5,000	5,290
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/14	(b)	3,000	3,315
GO Bonds Series 1998	5.50%	12/01/11	(b)	1,665	1,819
GO Bonds Series 2002	5.25%	02/01/11		3,500	3,727
GO Refunding Bonds Series 2002	5.00%	02/01/12	(b)	4,000	4,277
California Dept of Water Resources
Power Supply RB Series 2002A	5.50%	05/01/10		1,315	1,397
California Health Facilities Finance Auth
RB (Kaiser Permanente) Series 1998B	5.00%	10/01/08		2,500	2,577
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/16		2,000	2,124
California Public Works Board
Lease RB (UCLA Replacement Hospitals) Series 2002A	4.75%	10/01/09	(b)	3,005	3,105
Lease Refunding RB (Regents of the University of California) Series 1998A	5.25%	12/01/07		2,000	2,041
California Statewide Communities Development Auth
Pollution Control Refunding RB (Southern California Edison Co) Series C	4.25%	11/01/16	(a)(b)	1,500	1,541
Fremont Union High SD
GO Bonds (Election of 1998) Series 2000B	5.75%	09/01/08	(b)	1,520	1,587
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/19		4,500	4,604
Intermodal Container Transfer Facility Joint Powers Auth
Refunding RB Series 1999A	5.00%	11/01/08	(b)	1,210	1,248
Refunding RB Series 1999A	5.00%	11/01/09	(b)	1,375	1,436
Los Angeles Cnty Metropolitan Transportation Auth
Capital Grant Receipts RB (Gold Line Eastside Extension) Series 2005A	5.00%	10/01/11	(b)	4,000	4,228

60    See financial notes.

Schwab California Short/Intermediate Tax-Free Bond Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/14	(b)	1,995	2,167
Pooled Financing Refunding Bonds Series F	5.00%	09/01/07	(b)	810	822
Subordinate Lien Tax Allocation Bonds (Bunker Hill) Series 2004	4.00%	03/01/10		1,950	1,922
Los Angeles State Building Auth
Lease Refunding RB (California Dept of General Services) Series 1993A	5.63%	05/01/11	(b)	3,500	3,734
Los Angeles Unified SD
GO Bonds (Election of 1997) Series 2000D	5.50%	07/01/10		4,000	4,275
Natomas Union SD
COP Series B	5.00%	02/01/10	(a)(b)	1,865	1,944
Oakland
Refunding COP (Oakland Museum) Series 2002A	5.00%	04/01/10	(b)	2,015	2,116
Refunding COP (Oakland Museum) Series 2002A	5.00%	04/01/11	(b)	1,460	1,550
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	10/01/11	(a)(b)	1,250	1,277
Orange Cnty
Recovery COP Series 1996A	6.00%	07/01/08	(b)	3,000	3,134
Redding Joint Powers Financing Auth
Electric System RB Series 1996A	5.50%	06/01/11	(b)	2,000	2,042
Riverside
Capital Improvements Projects Series 2003	5.00%	09/01/14	(b)	1,470	1,592
Capital Improvements Projects Series 2003	5.00%	09/01/15	(b)	1,545	1,663
Riverside Cnty Asset Lease Corp
Leasehold RB (Riverside Cnty Hospital) Series 2003A	5.00%	06/01/09	(b)	2,555	2,645
San Bernardino Cnty
M/F Housing Refunding RB Series 2001A	4.45%	05/01/31	(b)	1,300	1,342
San Diego Unified SD
GO Bonds (Election of 1998-Series F) Series 2004	5.00%	07/01/15	(b)	1,095	1,189
San Francisco State University
Student Housing RB (Auxiliary Organization) Series 1999	5.00%	07/01/08		400	406
San Jose Redevelopment Agency
Tax Allocation Bonds (Merged Area Redevelopment) Series 2002	4.00%	08/01/10	(b)	5,000	5,092
Santa Clara Cnty Financing Auth
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10	(b)	1,000	1,160
Vernon
Electric System RB (Malburg Generating Station) Series 2003C	5.00%	04/01/11	(b)	1,320	1,351
Electric System RB (Malburg Generating Station) Series 2003C	5.25%	04/01/15	(b)	1,905	1,957
					87,696
PUERTO RICO 2.8%
Puerto Rico Electric Power Auth
Refunding RB Series CC	5.50%	07/01/08	(b)	3,000	3,092
Total Long-Term Investments (Cost $89,774)					90,788

See financial notes.    61

Schwab California Short/Intermediate Tax-Free Bond Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investments 16.2% of net assets

CALIFORNIA 16.2%
Alameda Cnty
COP (Refunding and Capital Projects) Series 1998A	5.00%	12/01/06	(b)	3,480	3,492
California
Economic Recovery Bonds Series 2004C3	3.47%	09/01/06	(a)(c)	1,125	1,125
Economic Recovery Bonds Series 2004C6	3.30%	09/01/06	(a)(b)	2,500	2,500
GO Bonds Series 1992	6.30%	09/01/06		2,235	2,235
California Dept of Water Resources
Power Supply RB Series 2002B2	3.48%	09/01/06	(a)(b)	1,275	1,275
California State Public Works Board
Energy Efficiency Refunding RB Series 1998B	4.00%	09/01/06	(b)	1,155	1,155
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2002D	4.35%	03/01/07	(a)	2,000	2,007
Orange Cnty Sanitation District
Refunding COP Series 2000A	3.26%	09/01/06	(a)(c)	1,500	1,500
Refunding COP Series 2000B	3.26%	09/01/06	(a)(c)	2,000	2,000
San Francisco Bay Area Transit Financing Auth
Bridge Toll Notes Series 1999	5.00%	02/01/07		500	501
					17,790
Total Short-Term Investments (Cost $17,778)					17,790

End of Investments.

At August 31, 2006, the tax basis cost of the fund’s investments was $107,542, and the unrealized appreciation and depreciation was $1,295 and ($259), respectively, with a net appreciation of $1,036.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

COP— Certificate of participation

GO— General obligation

RB— Revenue bond

62    See financial notes.

Schwab California Short/Intermediate Tax-Free Bond Fund™

Statement of

Assets and Liabilities

As of August 31, 2006. All numbers are x 1,000 except NAV.

Assets
Investments, at value (Cost $107,552)		$108,578
Cash		102
Receivables:
Interest		1,429
Prepaid expenses	+	1
Total assets		110,110

Liabilities
Payables:
Fund shares redeemed		199
Investment adviser and administrator fees		3
Transfer agent and shareholder services fees		2
Accrued expenses	+	30
Total liabilities		234

Net Assets
Total assets		110,110
Total liabilities		–234
Net assets		$109,876

Net Assets by Source
Capital received from investors		108,850
Net investment income not yet distributed		9
Net realized capital losses		(9)
Net unrealized capital gains		1,026

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$109,876		10,684		$10.28

See financial notes.    63

Schwab California Short/Intermediate Tax-Free Bond Fund™

Statement of

Operations

For September 1, 2005 through August 31, 2006. All numbers are x 1,000.

Investment Income
Interest		$4,785

Net Realized Gains and Losses
Net realized gains on investments		61

Net Unrealized Gains and Losses
Net unrealized losses on investments		(1,983)

Expenses
Investment adviser and administrator fees		368
Transfer agent and shareholder service fees		307
Trustees’ fees		10
Custodian fees		5
Portfolio accounting fees		39
Professional fees		20
Registration fees		9
Shareholder reports		5
Other expenses	+	2
Total expenses		765
Custody credits		–4
Net expenses		761

Increase in Net Assets From Operations
Total investment income		4,785
Total expenses		–761
Net investment income		4,024
Net realized gains		61
Net unrealized losses	+	(1,983)
Increase in net assets from operations		$2,102

64    See financial notes.

Schwab California Short/Intermediate Tax-Free Bond Fund™

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers are x 1,000.

Operations

	9/1/05-8/31/06		9/1/04-8/31/05
Net investment income		$4,024	$4,664
Net realized gains or losses		61	(18)
Net unrealized losses	+	(1,983)	(2,927)
Increase in net assets from operations		2,102	1,719

Distributions Paid
Dividends from net investment income		$4,023	$4,662

Transactions in Fund Shares

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		VALUE	SHARES	VALUE
Shares sold		2,061	$21,233	2,259	$23,744
Shares reinvested		284	2,917	312	3,282
Shares redeemed	+	(4,679)	(48,144)	(4,934)	(51,844)
Net transactions in fund shares		(2,334)	$(23,994)	(2,363)	$(24,818)

Shares Outstanding and Net Assets

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,018	$135,791	15,381	$163,552
Total decrease	+	(2,334)	(25,915)	(2,363)	(27,761)
End of period		10,684	$109,876	13,018	$135,791
Net investment income not yet distributed			$9		$8

*	Commencement of operations

See financial notes.    65

Schwab California Long-Term Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/05— 8/31/06	9/1/04— 8/31/05	9/1/03— 8/31/04	9/1/02— 8/31/03	9/1/01— 8/31/02
Per-Share Data ($)
Net asset value at beginning of period	11.84	11.78	11.45	11.69	11.63
Income from investment operations:
Net investment income	0.49	0.51	0.50	0.49	0.53
Net realized and unrealized gains or losses	(0.17)	0.10	0.33	(0.24)	0.05
Total income from investment operations	0.32	0.61	0.83	0.25	0.58
Less distributions:
Dividends from net investment income	(0.49)	(0.50)	(0.50)	(0.49)	(0.52)
Distributions from net realized gains	(0.01)	(0.05)	—	—	—
Total Distributions	(0.50)	(0.55)	(0.50)	(0.49)	(0.52)
Net asset value at end of period	11.66	11.84	11.78	11.45	11.69
Total return (%)	2.78	5.24	7.36	2.14	5.14
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.60	0.61	0.61	0.58	0.49
Gross operating expenses	0.60	0.61	0.61	0.60	0.64
Net investment income	4.19	4.27	4.30	4.16	4.58
Portfolio turnover rate	19	8	15	29	34
Net assets, end of period ($ x 1,000,000)	205	199	180	194	238

66    See financial notes.

Schwab California Long-Term Tax-Free Bond Fund™

Portfolio Holdings as of August 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
94.1%	Long-Term Investments	185,229	192,958
4.1%	Short-Term Investments	8,395	8,395
98.2%	Total Investments	193,624	201,353
1.8%	Other Assets and Liabilities		3,722
100.0%	Net Assets		205,075

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Long-Term Investments 94.1% of net assets

CALIFORNIA 94.1%
Alameda Cnty
COP (Alameda Cnty Medical Center) Series 1998	5.38%	06/01/18	(b)	3,400	3,535
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(b)	1,170	1,236
Anaheim Public Financing Auth
Sr Lease RB Series 1997A	6.00%	09/01/24	(b)	5,000	5,993
Association of Bay Area Governments
RB (Schools of the Sacred Heart-San Francisco) Series 2000A	6.45%	06/01/30		1,500	1,607
Revenue COP (Lytton Gardens, Inc) Series 1999	6.00%	02/15/30		3,000	3,120
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(b)	1,200	1,249
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2006F	5.00%	04/01/31		2,000	2,107
Brea Olinda Unified SD
GO Bonds Series 1999A	5.60%	08/01/20	(b)	1,000	1,073
Burbank Public Finance Auth
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/17	(b)	2,825	3,095
RB (Golden State Redevelopment) Series 2003A	5.25%	12/01/18	(b)	2,175	2,376
California
Dept of Veterans Affairs Home Purchase RB Series 2002A	5.30%	12/01/21	(b)	5,000	5,312
GO Bonds	5.63%	05/01/18		455	490
GO Bonds Series 2000	5.63%	05/01/18		400	431
GO Bonds Series 2000	5.63%	05/01/18	(b)	145	157
Various Purpose GO Bonds	5.25%	11/01/17		3,000	3,262
California Dept of Water Resources
Power Supply RB Series 2002A	5.75%	05/01/17		3,000	3,356
California Educational Facilities Auth
RB (California College of Arts and Crafts) Series 2001	5.75%	06/01/25		1,800	1,900
RB (Pepperdine University) Series 2000	5.75%	09/15/30	(b)	3,000	3,159

See financial notes.    67

Schwab California Long-Term Tax-Free Bond Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
California Health Facilities Finance Auth
Hospital Refunding RB (Childrens Hospital-San Diego) Series 1996	5.38%	07/01/16	(b)	5,180	5,289
Refunding RB (Cedars-Sinai Medical Center) Series 2005	5.00%	11/15/27		4,000	4,140
California Infrastructure and Economic Development Bank
RB (The J. David Gladstone Institutes) Series 2001	5.50%	10/01/19		1,250	1,344
California State Public Works Board
Lease RB (Dept of Corrections) Series 2003	5.50%	06/01/17		6,970	7,718
Lease Refunding RB (Dept of Health Services-Richmond Laboratory) Series 2005K	5.00%	11/01/24		3,000	3,139
California Statewide Communities Development Auth
Collateralized RB Series 2001A	7.00%	04/20/36	(b)	4,000	4,596
COP (Internext Group) Series 1999	5.38%	04/01/17		4,720	4,828
RB (Huntington Memorial Hospital) Series 2005	5.00%	07/01/18		6,190	6,505
Cloverdale Community Development Agency
Tax Allocation Refunding Bonds (Cloverdale Redevelopment) Series 2006	5.00%	08/01/16	(a)(b)	5,850	6,110
Colton Public Finance Auth
Special Tax RB Series 1996	5.45%	09/01/19	(b)	3,020	3,084
Contra Costa Cnty Public Financing Auth
Tax Allocation RB Series 2003A	5.63%	08/01/33		5,000	5,240
East Bay Municipal Utility District
Water System Subordinated RB Series 1998	5.25%	06/01/19		2,600	2,706
Escondido
Revenue COP Series 2000A	6.00%	09/01/31	(b)	1,885	2,061
Fontana Redevelopment Agency
Tax Allocation Refunding Bonds (Jurupa Hills Redevelopment) Series 1997A	5.50%	10/01/19		3,500	3,617
Foothill-Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 1999	5.13%	01/15/19	(b)	5,000	5,272
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A	5.00%	06/01/19		2,500	2,557
Huntington Beach
Lease RB (Capital Improvement Financing) Series 2000A	5.50%	09/01/20	(b)	1,500	1,603
Inglewood Redevelopment Agency
Tax Allocation Refunding Bonds (Merged Redevelopment) Series 1998A	5.25%	05/01/16	(b)	1,000	1,115
Lancaster Redevelopment Agency
Combined Redevelopment Project Areas (Housing Programs) Subordinate Tax Allocation Refunding Bonds Series 2003	4.75%	08/01/33	(b)	2,000	2,043
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17	(b)	2,310	2,496
Los Angeles Dept of Water and Power
Power System RB Series 2005A	5.00%	07/01/35	(b)	4,000	4,200
Water System RB Series 2006A2	5.00%	07/01/35	(b)	3,000	3,164
Los Angeles Unified SD
Bonds (Election of 2005) Series C	5.00%	07/01/26	(b)	2,000	2,134
GO Bonds (Election of 2004) Series F	4.75%	07/01/27	(b)	4,000	4,139
Lynwood Public Financing Auth
Lease Refunding RB (Public Capital Improvement) Series 2003	5.00%	09/01/18	(b)	1,000	1,065

68    See financial notes.

Schwab California Long-Term Tax-Free Bond Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Montclair Financing Auth
Lease RB (Public Facilities) Series 2005	4.60%	10/01/25	(b)	2,000	2,039
Oakland Joint Power Financing Auth
Reassessment RB Series 1999	5.50%	09/02/24		990	1,045
Oakland Redevelopment Agency
Subordinated Tax Allocation Bonds (Central District Redevelopment) Series 2003	5.50%	09/01/14	(b)	1,615	1,787
Riverside Cnty Public Finance Auth
Tax Allocation RB (Riverside Cnty Redevelopment) Series 1997A	5.63%	10/01/33		3,490	3,564
Sacramento Finance Auth
Capital Improvement RB Series 1999	5.88%	12/01/29	(b)	3,000	3,273
Lease RB (Cal EPA Building) Series 1998A	5.25%	05/01/19	(b)	1,575	1,645
Tax Allocation RB Series 2005A	5.00%	12/01/34	(b)	2,615	2,733
San Diego Cnty
COP (Burnham Institute for Medical Research) Series 2006	5.00%	09/01/34		5,000	5,056
San Diego Redevelopment Agency
Subordinate Tax Allocation Bonds (Horton Plaza Redevelopment) Series 2000	5.80%	11/01/21		2,500	2,654
San Francisco Airports Commission
Second Series Refunding RB (San Francisco International Airport) Series 30	5.00%	05/01/17	(b)	3,680	3,937
San Francisco Bay Area Rapid Transit
Sales Tax RB Series 1999	5.50%	07/01/26	(b)	1,000	1,063
Sales Tax RB Series 1999	5.50%	07/01/34	(b)	2,500	2,658
San Francisco State University
Student Housing RB (Auxiliary Organization) Series 1999	5.20%	07/01/19		1,150	1,189
San Luis Obispo Cnty Finance Auth
RB (Lopez Dam Improvement) Series 2000A	5.38%	08/01/24	(b)	1,000	1,060
Santa Ana Unified SD
GO Bonds (Election of 1999) Series 2000	5.70%	08/01/29	(b)	6,000	6,502
Santa Clara Cnty Financing Auth
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10	(b)	1,460	1,693
Santa Clara Redevelopment Agency
Tax Allocation Refunding RB (Bayshore North)	7.00%	07/01/10	(b)	1,240	1,320
South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%	08/15/18	(b)	3,095	3,261
Stockton
Mello Roos RB (Community Facilities District No.1) Series 1998A	5.80%	09/01/14		5,875	5,992
Taft City Elementary SD
GO Bonds Series 2001A	4.90%	08/01/20	(b)	1,080	1,137
Tri-City Hospital District
Refunding RB Series 1996A	5.63%	02/15/17	(b)	1,000	1,018
Truckee Public Financing Auth
Lease RB Series 2000A	5.88%	11/01/25	(b)	1,490	1,592
West Basin Water District
COP Refunding RB (1992 Projects) Series 1997A	5.50%	08/01/22	(b)	1,000	1,026
Whittier
RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/22		2,000	2,091
Total Long-Term Investments (Cost $185,229)					192,958

See financial notes.    69

Schwab California Long-Term Tax-Free Bond Fund™

Portfolio Holdings continued

Issuer Project Type of Security, Series	Rate	Maturity Date		Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investments 4.1% of net assets

CALIFORNIA 4.1%
California
Economic Recovery Bonds Series 2004C6	3.30%	09/01/06	(a)(b)	2,300	2,300
California Dept of Water Resources
Power Supply RB Series 2002B2	3.48%	09/01/06	(a)(b)	1,750	1,750
Orange Cnty Sanitation District
Refunding COP Series 2000A	3.26%	09/01/06	(a)(c)	3,055	3,055
Refunding COP Series 2000B	3.26%	09/01/06	(a)(c)	1,290	1,290
Total Short-Term Investments (Cost $8,395)					8,395

End of Investments.

At August 31, 2006, the tax basis cost of the fund’s investment was $193,356, and the unrealized appreciation and depreciation were $8,106 and ($109), respectively, with a net appreciation of $7,997.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security

COP— Certificate of participation

GO— General obligation

HFA— Housing finance agency

RB— Revenue bond

70    See financial notes.

Schwab California Long-Term Tax-Free Bond Fund™

Statement of

Assets and Liabilities

As of August 31, 2006. All numbers are x 1,000 except NAV.

Assets
Investments, at value (Cost $193,624)		$201,353
Cash		87
Receivables:
Fund shares sold		1,262
Investments sold		30
Interest		2,732
Prepaid expenses	+	1
Total assets		205,465

Liabilities
Payables:
Fund shares redeemed		348
Investment adviser and administrator fees		5
Transfer agent and shareholder services fees		4
Accrued expenses	+	33
Total liabilities		390

Net Assets
Total assets		205,465
Total liabilities		–390
Net assets		$205,075

Net Assets by Source
Capital received from investors		195,975
Net investment income not yet distributed		223
Net realized capital gains		1,148
Net unrealized capital gains		7,729

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$205,075		17,587		$11.66

See financial notes.    71

Schwab California Long-Term Tax-Free Bond Fund™

Statement of

Operations

For September 1, 2005 through August 31, 2006. All numbers are x 1,000.

Investment Income
Interest		$9,560

Net Realized Gains and Losses
Net realized gains on investments		1,068

Net Unrealized Gains and Losses
Net unrealized losses on investments		(4,027)

Expenses
Investment adviser and administrator fees		598
Transfer agent and shareholder service fees		499
Custodian fees		7
Portfolio accounting fees		45
Professional fees		20
Shareholder reports		15
Trustees’ fees		10
Registration fees		6
Other expenses	+	2
Total expenses		1,202
Custody Credits		–5
Net expenses		1,197

Increase in Net Assets From Operations
Total investment income		9,560
Net expenses		–1,197
Net investment income		8,363
Net realized gains		1,068
Net unrealized losses	+	(4,027)
Increase in net assets from operations		$5,404

72    See financial notes.

Schwab California Long-Term Tax-Free Bond Fund™

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers are x 1,000.

Operations

	9/1/05-8/31/06		9/1/04-8/31/05
Net investment income		$8,363	$8,007
Net realized gains		1,068	184
Net unrealized gains or losses	+	(4,027)	1,411
Increase in net assets from operations		5,404	9,602

Distributions Paid
Dividends from Net Investment Income
Dividends from net investment income		8,343	7,936
Distribution from net realized gains	+	192	723
Total distributions		$8,535	$8,659

Transactions in Fund Shares

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		VALUE	SHARES	VALUE
Shares sold		4,022	$46,808	4,394	$51,886
Shares reinvested		459	5,335	440	5,188
Shares redeemed	+	(3,738)	(43,410)	(3,283)	(38,729)
Net transactions in fund shares		743	$8,733	1,551	$18,345

Shares Outstanding and Net Assets

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,844	$199,473	15,293	$180,185
Total increase	+	743	5,602	1,551	19,288
End of period		17,587	$205,075	16,844	$199,473

Net investment income not yet distributed			$223		$279

See financial notes.    73

Schwab Tax-Free Bond Funds

Financial Notes

1.	Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Investments, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Tax-Free YieldPlus Fund™
Schwab Short/Intermediate Tax-Free Bond Fund™
Schwab Long-Term Tax-Free Bond Fund™
Schwab California Tax-Free YieldPlus Fund™
Schwab California Short/Intermediate Tax-Free Bond Fund™
Schwab California Long-Term Tax-Free Bond Fund™
Schwab 1000 Index® Fund Schwab YieldPlus Fund® Schwab Short-Term Bond Market Fund™ Schwab Total Bond Market Fund™ Schwab GNMA Fund™ Schwab Inflation Protected Fund™

Both Schwab Tax-Free YieldPlus Fund and Schwab California Tax-Free YieldPlus Fund offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. Schwab Short/Intermediate Tax-Free Bond Fund, Schwab Long-Term Tax-Free Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, and Schwab California Long-Term Tax-Free Bond Fund each offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

(a)	Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which no quoted value is available: valued at fair value, as determined in good faith by the fund investment adviser using guidelines adopted by the fund Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited to, the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Short-term securities (60 days or less to maturity): valued at amortized cost.

(b)	Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities.

Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

74

Schwab Tax-Free Bond Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“variation margin”).

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c)	Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d)	Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e)	Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f)	Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts as required by securities law.

(g)	Borrowing:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

(h)	Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

    75

Schwab Tax-Free Bond Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

(i)	Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j)	Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts are disclosed in the statement of operations as a reduction to the fund’s total expenses.

(k)	Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l)	New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds financial statements.

3.	Affiliates and Affiliated Transactions: (All dollar amounts are × 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”) an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets	Tax-Free YieldPlus Fund	Short/ Intermediate Tax-Free Bond Fund	Long-Term Tax-Free Bond Fund	California Tax-Free YieldPlus Fund	California Short/ Intermediate Tax-Free Bond Fund	California Long-Term Tax-Free Bond Fund
First $500 million	0.35%	0.30%	0.30%	0.35%	0.30%	0.30%
Over $500 million	0.30%	0.22%	0.22%	0.30%	0.22%	0.22%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees
Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%

76

Schwab Tax-Free Bond Funds

Financial Notes (continued)

3.   Affiliates and Affiliated Transactions (continued):

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with certain funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through November 14, 2006, as follows:

	Tax-Free YieldPlus Fund	Short/ Intermediate Tax-Free Bond Fund	Long-Term Tax-Free Bond Fund	California Tax-Free YieldPlus Fund	California Short/ Intermediate Tax-Free Bond Fund	California Long-Term Tax-Free Bond Fund
Investor Shares	0.64%	0.65%	0.65%	0.64%	0.65%	n/a
Select Shares*	0.49%	n/a	n/a	0.49%	n/a	n/a

*	Select Shares are only offered by Tax-Free YieldPlus Fund and California Tax-Free YieldPlus Fund.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of August 31, 2006, each fund’s total security transactions with other Schwab Funds were as follows:

Tax-Free YieldPlus Fund	$478,477
Short/Intermediate Tax-Free Bond Fund	47,308
Long-Term Tax-Free Bond Fund	37,340
California Tax-Free YieldPlus Fund	818,530
California Short/Intermediate Tax-Free Bond Fund	58,675
California Long-Term Tax-Free Bond Fund	59,025

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/or directors of the CSIM or Schwab. Federal securities laws limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.	Purchases and Sales of Investment Securities: (All dollar amounts are × 1,000)

For the fiscal year ended August 31, 2006, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Securities	Sales/Maturities of Securities
Tax-Free YieldPlus Fund	$250,352	$141,237
Short/Intermediate Tax-Free Bond Fund	9,300	27,293
Long-Term Tax-Free Bond Fund	23,672	20,627
California Tax-Free YieldPlus Fund	332,702	233,366
California Short/Intermediate Tax-Free Bond Fund	7,584	38,558
California Long-Term Tax-Free Bond Fund	40,278	37,465

    77

Schwab Tax-Free Bond Funds

Financial Notes

5.	Federal Income Taxes: (All dollar amounts are × 1,000)

As of August 31, 2006, the components of distributable earnings on a tax-basis were as follows:

	Tax-Free YieldPlus Fund	Short/ Intermediate Tax-Free Bond Fund	Long-Term Tax-Free Bond Fund	California Tax-Free YieldPlus Fund	California Short/ Intermediate Tax-Free Bond Fund	California Long-Term Tax-Free Bond Fund
Undistributed tax-exempt income	—	—	—	—	—	—
Undistributed ordinary income	—	—	—	—	—	$43
Undistributed long-term capital gains	—	—	—	—	—	1,087
Net unrealized appreciation / (depreciation)	$(698)	$211	$3,637	$1,016	$1,036	7,997

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2006, the following funds had capital loss carry forwards expiring in:

Expires	Tax-Free YieldPlus Fund	Short/ Intermediate Tax-Free Bond Fund	Long-Term Tax-Free Bond Fund	California Tax-Free YieldPlus Fund	California Short/ Intermediate Tax-Free Bond Fund	California Long-Term Tax-Free Bond Fund
2008	—	—	—	—	—	—
2009	—	$120	$1,092	—	—	—
2010	—	32	—	—	—	—
2012	—	—	—	—	—	—
2013	—	—	—	—	$10	—
2014	$159	248	—	$476	—	—
Total	$159	$400	$1,092	$476	$10	—

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2006, the funds had aggregate deferred realized capital losses as follows:

	Tax-Free YieldPlus Fund	Short/ Intermediate Tax-Free Bond Fund	Long-Term Tax-Free Bond Fund	California Tax-Free YieldPlus Fund	California Short/ Intermediate Tax-Free Bond Fund	California Long-Term Tax-Free Bond Fund
Deferred capital losses	$315	$8	—	$874	—	—
Capital losses utilized	—	—	$663	—	$50	—

78

Schwab Tax-Free Bond Funds

Financial Notes (continued)

5.  Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Tax-Free YieldPlus Fund	Short/ Intermediate Tax-Free Bond Fund	Long-Term Tax-Free Bond Fund	California Tax-Free YieldPlus Fund	California Short/ Intermediate Tax-Free Bond Fund	California Long-Term Tax-Free Bond Fund
Current period distributions
Tax-exempt income	$11,535	$3,761	$3,703	$15,725	$4,023	$8,343
Ordinary income	—	—	—	—	—	23
Long-term capital gains	—	—	—	—	—	169

Prior period distributions
Tax-exempt income	$5,686	$4,067	$3,468	$6,428	$4,662	$7,936
Ordinary income	—	—	—	—	—	51
Long-term capital gains	—	—	—	—	—	672

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2006, the funds made the following reclassifications:

	Tax-Free YieldPlus Fund	Short/ Intermediate Tax-Free Bond Fund	Long-Term Tax-Free Bond Fund	California Tax-Free YieldPlus Fund	California Short/ Intermediate Tax-Free Bond Fund	California Long-Term Tax-Free Bond Fund
Capital shares	$(1)	—	$(3)	$(12)	$(4)	$(4)
Undistributed net investment income	$(93)	$(13)	$(24)	$(70)	$—	$(76)
Net realized capital gains and losses	$94	$13	$27	$82	$4	$80

6.	Other Federal Tax Information: (Unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended August 31, 2006.

Percentage
Tax-Free YieldPlus Fund	100%
Short/Intermediate Tax-Free Bond Fund	100%
Long-Term Tax-Free Bond Fund	100%
California Tax-Free YieldPlus Fund	100%
California Short/Intermediate Tax-Free Bond Fund	100%
California Long-Term Tax-Free Bond Fund	100%

    79

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Schwab Tax-Free YieldPlus Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Tax-Free YieldPlus Fund, Schwab Short/Intermediate Tax-Free Bond Fund, Schwab Long-Term Tax-Free Bond Fund, Schwab California Tax-Free YieldPlus Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, and Schwab California Long-Term Tax-Free Bond Fund (the “Funds”) at August 31, 2006, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 20, 2006

80

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees

    81

considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, and (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

82

Trustees and Officers

The tables below gives information about the trustees and officers for Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of August 31, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	98	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.
Donald F. Dorward 1931 Trustee (Trustee of Schwab Investments since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.
William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co- Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	98
Board 1—Director, Aphton Corp.
Board 2—Director, Mission West Properties
Board 3—Director, TOUSA
Board 4—Director, Stratex Networks
Board 5—Director, Genitope Corp.
Board 6—Director & Non-Executive
Chairman, Solectron Corp.
Board 7—Director, Ditech
Communications Corp.

Robert G. Holmes 1931 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	57	None.
Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Northern Border Partners, M.L.P.

    83

Independent Trustees continued
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.
Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.
Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Investments since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	98	None.

84

Officers of the Trust
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Investments since 2004.)
President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

Stephen B. Ward 1955 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 1991.)	Director, Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; Chief Investment Officer, The Charles Schwab Trust Company.
George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)
Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of Schwab Investments since 2004.)
Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of Schwab Investments since 2004.)
Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Investments since 2002.)
Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)
Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

    85

Glossary

Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend  Money from earnings that is distributed to shareholders as a given amount per share.

duration  A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

86

interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be signifi-cantly reduced by diversification within the asset class. Also known as “systematic risk.”

maturity  The date a bond is scheduled to be “retired” and its principal amount returned to the bondholder.

mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule144A.

taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity  For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk.

yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

    87

Notes

Schwab Funds® offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds

Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds

Schwab Viewpoints Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds

Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab Inflation Protected Fund™
Schwab Tax-Free YieldPlus Fund™

Schwab Short/Intermediate Tax-Free Bond Fund™
Schwab Long-Term Tax-Free Bond Fund™
Schwab California Tax-Free YieldPlus Fund™
Schwab California Short/Intermediate
    Tax-Free Bond Fund™
Schwab California Long-Term Tax-Free Bond Fund™

Schwab Money Funds

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds

Schwab Funds®
P.O. Box 3812, Englewood, CO 80155—3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2006 Charles Schwab & Co., Inc. All rights reserved.

Member SIPC

Printed on recycled paper.

MFR13656-09

Schwab Bond Funds

Annual Report

August 31, 2006

Schwab YieldPlus Fund®

Schwab Short-Term
Bond Market Fund™

Schwab Total
Bond Market Fund™

Schwab GNMA Fund™

Schwab Inflation
Protected Fund™

Five smart, cost-effective ways investors can use bonds in an asset allocation strategy.

In this report

From the Chairman	2
From the President	3
Investment Environment	4
Schwab YieldPlus Fund®	6
Schwab Short-Term Bond Market Fund™	8
Schwab Total Bond Market Fund™	10
Schwab GNMA Fund™	12
Schwab Inflation Protected Fund™	14
Fund Expenses	16
Financial Statements and Portfolio Holdings	17
Financial Notes	60
Investment Advisory Agreement Approval	68
Trustees and Officers	70
Glossary	73

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period
Schwab YieldPlus Fund®
Investor Shares	4.64%
Select Shares®	4.79%
Benchmark: Lehman Brothers U.S. Short Treasury: 9–12 Months Index[1]	3.72%
Fund Category: Morningstar Ultrashort Bond	3.80%
Performance Details	pages 6–7

Schwab Short-Term Bond Market Fund™	2.87%
Benchmark: Lehman Brothers Mutual Fund Short (1–5 Year) U.S. Government/Credit Index	2.60%
Fund Category: Morningstar Short-Term Bond	2.54%
Performance Details	pages 8–9

Schwab Total Bond Market Fund™	1.66%
Benchmark: Lehman Brothers U.S. Aggregate Bond Index	1.71%
Fund Category: Morningstar Intermediate-Term Bond	1.34%
Performance Details	pages 10–11

Schwab GNMA Fund™
Investor Shares	1.74%
Select Shares®	1.93%
Benchmark: Lehman Brothers GNMA Index	3.07%
Fund Category: Morningstar Intermediate Government	1.23%
Performance Details	pages 12–13

Schwab Inflation Protected Fund™
Investor Shares	3.07%
Select Shares®	3.11%
Benchmark: Lehman Brothers TIPS Index	3.90%
Fund Category: Morningstar Inflation Protected Bond	3.51%
Performance Details	pages 14–15

Minimum Initial Investment
Investor Shares ($1,000 for retirement and custodial accounts)	$2,500
Select Shares	$50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Lehman Brothers Short 9-12 Month U.S. Treasury Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.

Schwab Bond Funds    1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly strive to improve and innovate. By doing this, and providing the highest quality products and services—at a great price—we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, Schwab Funds now includes 57 funds with over $165 billion in assets. With a variety of investment strategies, Schwab Funds provides a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

Our Schwab Bond Funds, included in this annual report, cover a variety of investment strategies across a range of durations. With the addition of the Schwab Inflation Protected Fund, which commenced operations during this report period, there are now eleven Schwab Taxable and Tax-Free Bond Funds.

Schwab Funds are managed by Charles Schwab Investment Management, Inc., one of the largest mutual fund managers in the U.S. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models in the country. I am proud of their depth of experience, which reflects an average of 14 years in the investment industry. Furthermore, I am impressed by the commitment that our managers bring to the stewardship of their funds, for you, their shareholders.

In closing, I want to thank you for investing with us. We work every day to warrant the trust you have placed in us; that will never change.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

2    Schwab Bond Funds

From the President

Evelyn Dilsaver is President and
CEO of Charles Schwab Investment
Management, Inc. and of each of
the funds covered in this report.
She joined the firm in 1992 and
has held a variety of executive
positions at Schwab.

Dear Shareholder,

I am pleased to present the annual report for the Schwab Bond Funds for the period ended August 31, 2006. With competitive expenses, extensive credit oversight, and professional portfolio management by skilled money managers, Schwab Bond Funds offer various fund solutions to meet all of your current income needs.

At this time, I would like to introduce you to the newest member of our bond funds team. Andrew Tikofsky, PhD, director and portfolio manager, has day-to-day co-responsibility for management of our taxable bond funds. Prior to joining Schwab, he worked in fixed income and asset management for over nine years.

We have recently started an initiative to enhance the presentation of our shareholder reports to make it easier for you to find information about your fund. This book represents the first step in this process, with additional changes anticipated for future report cycles. For example, we have added a new lead page, Performance at a Glance, which includes report period returns for the funds, their benchmarks and category averages. For ease of reference, we have relocated the fund manager’s discussion to be in close proximity to the fund performance and portfolio statistics sections.

I would like to highlight another valuable information resource for fund shareholders, namely, our website at www.schwabfunds.com. This website contains regular updates about the Schwab Funds. I encourage you to visit the website to stay informed about your fund.

With the support of investors like you, Schwab Taxable and Tax-Free Bond Funds assets have grown to nearly $12 billion. I would like to emphasize that your trust is very important to us and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

Schwab Bond Funds    3

The Investment Environment

Kim Daifotis, CFA, a senior vice
president and chief investment
officer, fixed income, of the
investment adviser, has overall
responsibility for management of
the funds.

After a volatile year in the domestic markets, fixed income funds ended the period with mixed returns. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve interest rate increases, and volatile crude oil prices.

During the twelve-month report period, oil prices hit new record highs and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, boosting its Fed Funds target rate seven consecutive times during the one-year period and bringing the benchmark rate up to 5.25%. The last was the 17th rate hike over the past two years.

In recent months, crude oil prices have fluctuated in response to movement in crude inventories and geopolitical concerns. After rising sharply in the second half of the report period, crude oil prices peaked in July at around $77 per barrel and domestic gasoline prices were above $3.00 a gallon.

Reasonable valuations, a solid earnings season, and expectations that monetary policy tightening will come to an end helped support the markets. Additionally, job and income growth remained positive, though consumer spending slowed during the report period. Moderate inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

Despite the recent conflict between Israel and Lebanon, a foiled terrorist plot in the United Kingdom and tensions with Iran, the global markets have demonstrated resistance by maintaining steady economic growth and ending the period with positive returns.

Yield Curve: Average Yields of AAA Securities of Seven Maturities

This chart shows where yields stood at the beginning of the report period and at the end of the period. For debt securities of comparable quality, those with longer maturities typically pay higher interest rates, in part because they are presumed to carry higher risk.
Data source: Bloomberg L.P.

4    Schwab Bond Funds

The Investment Environment  continued

Total Return for the Report Period
Bonds
Lehman Brothers U.S. Short Treasury: 9–12 Months Index	3.72%
Lehman Brothers Mutual Fund Short (1–5 Year) U.S. Government/Credit Index	2.60%
Lehman Brothers U.S. Aggregate Bond Index	1.71%
Lehman Brothers GNMA Index	3.07%
Lehman Brothers TIPS Index	3.90%

Equities
S&P 500	8.88%
Russell 2000	9.36%
MSCI-EAFE Index	24.28%

As noted above, the Fed continued its tightening cycle throughout the period, raising its Fed Funds target 0.25% at seven of its eight meetings. As the Fed raised rates, the yield curve flattened and had brief periods of inversion. Following a strong start to 2006, economic growth has moderated over the past several months. At the August Federal Open Market Committee (FOMC) meeting, the Fed decided not to raise interest rates, but left the door open for more hikes in coming months. The recent pause in rate hikes by the Federal Reserve has left investors uncertain about the direction of interest rates and the economy.

Rising interest rates have led to stock market volatility and have weighed on bond returns. Money market inflows increased as the rise in short-term interest rates offered yields that have not been seen in some time. Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which was up 1.71% during the one-year period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and lower bond prices. In summary, the markets have begun to adjust to an environment of slower economic growth and the conclusion of the Fed’s monetary policy tightening.

Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.
Data source: Bloomberg L.P.

Schwab Bond Funds    5

Schwab YieldPlus Fund®

Kim Daifotis (upper right), CFA,
a senior vice president and chief
investment officer, fixed income,
of the investment adviser, has
overall responsibility for manage-
ment of the fund.

Matthew Hastings (lower left),
CFA, a vice president and senior
portfolio manager, has day-to-day
co-management responsibility for
the fund.

Andrew Tikofsky, PhD (lower
right), a director and portfolio manager
of the investment advisor, has
day-to-day co-responsibility for the
management of the fund.

Steven Hung (upper left), a
director and portfolio manager of
the investment adviser, has day-
to-day co-responsibility for the
management of the fund.

The Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising rates seven times during the one-year period, bringing the benchmark rate up to 5.25%. As the Fed continued raising the benchmark rate over the course of the last year, the yield curve flattened and had brief periods of inversion. The Fed’s consistent upward pressure on short-term rates likely limited the market’s overall gains during the report period. Although economic growth has moderated over the past year, economic fundamentals remained healthy as of the end of the period.

The Schwab YieldPlus Fund Investor Shares returned 4.64%, beating its benchmark, the Lehman Brothers U.S. Short Treasury: 9–12 months, which was up 3.72% for the one-year period. The Fund was positioned for continued economic expansion and performed very well, with both share classes of the Fund beating the benchmark and category average. The Fund emphasized investments in higher-quality corporate bonds issued by companies that were expected to outperform during an economic recovery and held a smaller weighting in government securities. The Fund was generally positioned to manage against interest rate increases by maintaining sizable positions in floating-rate securities and staying close to the short end of its duration range. During the period, the Fund reduced its exposure to lower quality investments, including those in the corporate and asset-backed sectors. This step was taken because the incremental reward offered by higher risk securities did not compensate for the added risk.

Portfolio Composition % of Investments
These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
Corporate Bonds	48.8%
Mortgage-Backed Securities	28.6%
Asset-Backed Obligations	17.0%
Commercial Paper & Other Corporate Obligations	3.4%
Preferred Stock	2.1%
U.S. Government Securities	0.1%

By Credit Quality[1]
AAA	33.6%
AA	13.5%
A	18.6%
BBB	16.4%
BB	9.3%
B	0.7%
CCC	1.1%
Short-Term Ratings or Unrated Securities	6.8%

By Maturity
0–6 months	57.1%
7–18 months	1.3%
19–30 months	0.6%
More than 30 months	41.0%

Weighted Average Credit Quality	A

Weighted Average Maturity	1.3	yrs
Weighted Average Duration	0.7	yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

6    Schwab Bond Funds

Schwab YieldPlus Fund®

Performance Summary

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2,3]
Class and Inception Date	1 Year	5 Years	Since Inception
Investor Shares (10/1/1999)	4.64%	2.99%	3.99%
Select Shares (10/1/1999)[6]	4.79%	3.15%	4.15%
Benchmark: Lehman Brothers U.S. Short Treasury: 9–12 Months Index[7]	3.72%	2.51%	3.57%
Fund Category: Morningstar Ultrashort Bond	3.80%	2.45%	3.57%

Yields[4]
30-Day SEC Yield
Investor Shares	5.47%
Select Shares	5.62%
12-Month Distribution Yield
Investor Shares	4.64%
Select Shares	4.79%

Style Assessment[5]
Interest rate sensitivity			Credit
Short	Medium	Long	quality
High
Medium
Low

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	The yields do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/06 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

[6]	One year return presented in the table differs from the return present in the financial highlights. This is a result of the calculation of the financial highlights return adhering to GAAP presentation.

[7]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Lehman Brothers Short 9-12 Month U.S. Treasury Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.

Schwab Bond Funds    7

Schwab Short-Term Bond Market Fund™

Kim Daifotis (upper right), CFA,
a senior vice president and chief
investment officer, fixed income,
of the investment adviser, has
overall responsibility for manage
ment of the fund.

Matthew Hastings (lower left),
CFA, a vice president and senior
portfolio manager, has day-to-day
co-management responsibility for
the fund.

Andrew Tikofsky, PhD (lower
right), a director and portfolio manager
of the investment advisor, has
day-to-day co-responsibility for the
management of the fund.

Steven Hung (upper left), a
director and portfolio manager of
the investment adviser, has day-
to-day co-responsibility for the
management of the fund.

The Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising rates seven times during the one-year period, bringing the benchmark rate up to 5.25%. As the Fed continued raising the benchmark rate over the course of the last year, the yield curve flattened and had brief periods of inversion. The Fed’s consistent upward pressure on short-term rates likely limited the market’s overall gains during the report period. Although economic growth has moderated over the past year, economic fundamentals remained healthy as of the end of the period.

The Schwab Short-Term Bond Market Fund, which is designed to give investors exposure to the short-intermediate portion of the U.S. bond market, outperformed its benchmark, the Lehman Brothers Mutual Fund Short (1–5 yrs) U.S. Government/Credit Index and category average for the one-year period ended August 31, 2006. The fund was positioned to outperform in an economic recovery, during which time the Fed continued to raise short-term interest rates. Helping the fund’s performance was the increased exposure to the higher-quality securitized sectors, such as mortgage-backed and asset backed securities. This step was taken because these securities offered better risk-adjusted returns than the incremental reward of the higher-risk securities. Although the economic environment occasionally favors corporate bonds, the threat of stockholder friendly activities such as share buybacks or leveraged buyouts (LBO), kept us guarded on the sector.

Portfolio Composition % of Investments
These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
U.S. Government Securities	42.2%
Corporate Bonds	26.3%
Mortgage-Backed Securities	12.3%
Asset-Backed Obligations	13.3%
Preferred Stock	4.6%
Commercial Paper & Other Corporate Obligations	1.2%
Other Investment Companies	0.1%

By Credit Quality[1]
AAA	65.6%
AA	5.5%
A	7.0%
BBB	11.3%
BB	5.3%
B	0.5%
CCC	1.0%
Short-Term Ratings or Unrated Securities	3.8%

By Maturity
0–6 months	24.0%
7–18 months	15.3%
19–30 months	20.4%
More than 30 months	40.3%

Weighted Average Credit Quality	AA

Weighted Average Maturity	1.9	yrs
Weighted Average Duration	2.2	yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

8    Schwab Bond Funds

Schwab Short-Term Bond Market Fund™

Performance Summary

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1]

Average Annual Total Returns[1,2,3]
	1 Year	5 Years	10 Years
Fund: Schwab Short-Term Bond Market Fund™ (11/5/1991)	2.87%	3.42%	5.09%
Benchmark-Current: Lehman Brothers Mutual Fund Short (1–5 Year) U.S. Government/Credit Index	2.60%	3.84%	5.50%
Benchmark-Blended: Lehman Brothers Short (1–3 Year) U.S. Government Bond Index and Lehman Brothers Mutual Fund Short (1–5 Year) U.S. Government/Credit Index	2.60%	3.84%	5.40%
Fund Category: Morningstar Short-Term Bond	2.54%	3.05%	4.74%

Yields[4]
30-Day SEC Yield	5.05%
12-Month Distribution Yield	3.40%

Style Assessment[5]
Interest rate sensitivity			Credit
Short	Medium	Long	quality
High
Medium
Low

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	The yields do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/06 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Bond Funds    9

Schwab Total Bond Market Fund™

Kim Daifotis (upper right), CFA,
a senior vice president and chief
investment officer, fixed income,
of the investment adviser, has
overall responsibility for manage-
ment of the fund.

Matthew Hastings (lower left),
CFA, a vice president and senior
portfolio manager, has day-to-day
co-management responsibility for
the fund.

Andrew Tikofsky, PhD (lower
right), a director and portfolio manager
of the investment advisor, has
day-to-day co-responsibility for the
management of the fund.

Steven Hung (upper left), a
director and portfolio manager of
the investment adviser, has day-
to-day co-responsibility for the
management of the fund.

The Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising rates seven times during the one-year period, bringing the benchmark rate up to 5.25%. As the Fed continued raising the benchmark rate over the course of the last year, the yield curve flattened and had brief periods of inversion. The Fed’s consistent upward pressure on short-term rates likely limited the market’s overall gains during the report period. Although economic growth has moderated over the past year, economic fundamentals remained healthy as of the end of the period.

The Schwab Total Bond Market Fund, which is designed to give investors exposure to the overall U.S. bond market, underperformed its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, yet outperformed its category average for the one-year period ended August 31, 2006. Helping the Fund’s performance was the increased exposure to the higher-quality securitized sectors, such as mortgage-backed and asset-backed securities. This step was taken because these securities offered better risk-adjusted returns than the incremental reward of the higher-risk securities. Although the economic environment occasionally favors corporate bonds, the threat of stockholder-friendly activities, such as share buybacks or leveraged buyouts (LBO), kept us guarded on the sector.

Portfolio Composition % of Investments
These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
Mortgage-Backed Securities	46.7%
Corporate Bonds	25.5%
U.S. Government Securities	15.1%
Asset-Backed Obligations	8.7%
Preferred Stock	3.4%
Commercial Paper & Other Corporate Obligations	0.6%

By Credit Quality[1]
AAA	67.9%
AA	5.0%
A	6.4%
BBB	10.7%
BB	6.3%
B	0.5%
CCC	0.5%
Short-Term Ratings or Unrated Securities	2.7%

By Maturity
0–1 Year	24.0%
2–10 Years	25.5%
11–20 Years	17.1%
21–30 Years	33.4%

Weighted Average Credit Quality	AA

Weighted Average Maturity	5.2	yrs
Weighted Average Duration	4.7	yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

10    Schwab Bond Funds

Schwab Total Bond Market Fund™

Performance Summary

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment[1]

Average Annual Total Returns[1,2,3]
	1 Year	5 Years	10 Years
Fund: Schwab Total Bond Market Fund™ (3/5/1993)	1.66%	4.58%	6.45%
Benchmark-Current: Lehman Brothers U.S. Aggregate Bond Index	1.71%	4.87%	6.51%
Benchmark-Blended: Lehman Brothers General U.S. Government Bond Index and Lehman Brothers U.S. Aggregate Bond Index	1.71%	4.87%	6.49%
Fund Category: Morningstar Intermediate-Term Bond	1.34%	4.30%	5.77%

Yields[4]
30-Day SEC Yield	5.21%
12-Month Distribution Yield	2.77%

Style Assessment[5]
Interest rate sensitivity			Credit
Short	Medium	Long	quality
High
Medium
Low

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return may have been lower.

[4]	The yields do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/06 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Bond Funds    11

Schwab GNMA Fund™

Kim Daifotis (upper right), CFA,
a senior vice president and chief
investment officer, fixed income,
of the investment adviser, has
overall responsibility for manage
ment of the fund.

Matthew Hastings (lower left),
CFA, a vice president and senior
portfolio manager, has day-to-day
co-management responsibility for
the fund.

Andrew Tikofsky, PhD (lower
right), a director and portfolio manager
of the investment advisor, has
day-to-day co-responsibility for the
management of the fund.

Steven Hung (upper left), a
director and portfolio manager of
the investment adviser, has day-
to-day co-responsibility for the
management of the fund.

The Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising rates seven times during the one-year period, bringing the benchmark rate up to 5.25%. As the Fed continued raising the benchmark rate over the course of the last year, the yield curve flattened and had brief periods of inversion. The Fed’s consistent upward pressure on short-term rates likely limited the market’s overall gains during the report period. Although economic growth has moderated over the past year, economic fundamentals remained healthy as of the end of the period.

The Schwab GNMA Fund reported positive returns and outperformed its category average for the one-year period. However, the Fund returned 1.74%, underperforming its benchmark, the Lehman Brothers GNMA Index, which returned 3.07%. During the report period, interest rates were significantly higher across the yield curve. Realized prepayments were different than our expectations in the rising rate environment, which detracted from the performance of the Fund.

Portfolio Composition % of Investments
These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
Mortgage-Backed Securities	95.3%
Other Investment Companies	2.8%
Commercial Paper & Other Corporate Obligations	1.3%
Corporate Bonds	0.5%
Asset-Backed Obligations	0.1%

By Credit Quality[1]
AAA	95.3%
A	0.1%
BBB	0.5%
Short-Term Ratings or Unrated Securities	4.1%

By Maturity
0–6 Months	1.7%
7–18 Months	0.0%
19–30 Months	0.3%
More than 30 Months	98.0%

Weighted Average Credit Quality	AAA

Weighted Average Maturity	4.2	yrs
Weighted Average Duration	4.0	yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

12    Schwab Bond Funds

Schwab GNMA Fund™

Performance Summary

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2,3]
Class and Inception Date	1 Year	3 Years	Since Inception
Investor Shares (3/3/2003)	1.74%	3.37%	2.40%
Select Shares (3/3/2003)	1.93%	3.54%	2.54%
Benchmark: Lehman Brothers GNMA Index	3.07%	4.17%	3.44%
Fund Category: Morningstar Intermediate Government	1.23%	2.92%	2.08%

Yields
30-Day SEC Yield[1,3]
Investor Shares	4.62%
Select Shares	4.81%
30-Day SEC Yield-No Waiver[1,4]
Investor Shares	4.37%
Select Shares	4.61%
12-Month Distribution Yield[3]
Investor Shares	2.71%
Select Shares	2.79%

Style Assessment[5]
Interest rate sensitivity			Credit
Short	Medium	Long	quality
High
Medium
Low

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the total return and yield may have been lower.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/06 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Bond Funds    13

Schwab Inflation Protected Fund™

Kim Daifotis (upper right), CFA,
a senior vice president and chief
investment officer, fixed income,
of the investment adviser, has
overall responsibility for manage-
ment of the fund.

Matthew Hastings (lower left),
CFA, a vice president and senior
portfolio manager, has day-to-day
co-management responsibility for
the fund.

Andrew Tikofsky, PhD (lower
right), a director and portfolio manager
of the investment advisor, has
day-to-day co-responsibility for the
management of the fund.

Steven Hung (upper left), a
director and portfolio manager of
the investment adviser, has day-
to-day co-responsibility for the
management of the fund.

The Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising rates seven times during the one-year period, bringing the benchmark rate up to 5.25%. As the Fed continued raising the benchmark rate over the course of the last year, the yield curve flattened and had brief periods of inversion. The Fed’s consistent upward pressure on short-term rates likely limited the market’s overall gains during the report period. Although economic growth has moderated over the past year, economic fundamentals remained healthy as of the end of the period.

The Schwab Inflation Protected Fund, which is designed for investors who are near or in retirement and seek to protect their savings from rising inflation, commenced operations on March 31, 2006. This discussion and performance data are for the period from inception through the end of the report period, August 31, 2006. The Schwab Inflation Protected Fund’s Investor Shares returned 3.07%, underperforming its benchmark, the Lehman Brothers U.S. TIPS Index, which was up 3.90% for the period. Unlike typical TIPS (Treasury Inflation-Protected Securities) funds, this fund is able to seek inflation protection from a variety of sources, including inflation-protected corporate bonds and foreign inflation-linked investments, while at the same time not passing up opportunities to seek growth. The fund’s emphasis on longer-term maturities detracted from overall performance.

Portfolio Composition % of Investments
These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type
U.S. Government Securities	89.0%
Corporate Bonds	7.1%
Commercial Paper & Other Corporate Obligations	3.5%
Preferred Stock	0.3%
Other Investment Companies	0.1%

By Credit Quality[1]
AAA	90.7%
AA	0.3%
A	0.3%
BBB	2.3%
BB	1.2%
B	0.4%
Short-Term Ratings or Unrated Securities	4.8%

By Maturity
0–1 Year	19.8%
2–10 Years	58.5%
11–20 Years	17.4%
21–30 Years	4.3%

Weighted Average Credit Quality	AAA

Weighted Average Maturity	7.5	yrs
Weighted Average Duration	5.3	yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

14    Schwab Bond Funds

Schwab Inflation Protected Fund™

Performance Summary

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.
Performance of a Hypothetical $10,000 Investment in Investor Shares[1]	Performance of a Hypothetical $50,000 Investment in Select Shares[1]

Average Annual Total Returns[1,2]
Class and Inception Date	Since Inception
Investor Shares (3/31/2006)[3]	3.07%
Select Shares (3/31/2006)[3]	3.11%
Benchmark: Lehman Brothers TIPS Index	3.90%
Fund Category: Morningstar Inflation Protected Bond	3.51%

Yields
30-Day SEC Yield[1,3]
Investor Shares	4.23%
Select Shares	4.38%
30-Day SEC Yield-No Waiver[1,4]
Investor Shares	4.08%
Select Shares	4.23%

Style Assessment[5]
Interest rate sensitivity			Credit
Short	Medium	Long	quality
High
Medium
Low

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[2]	Source for category information: Morningstar, Inc.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the total return and yield may have been lower.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 8/31/06 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Bond Funds    15

Fund Expenses (unaudited)

Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning March 1, 2006 and held through August 31, 2006.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 3/1/06	Ending Account Value (Net of Expenses) at 8/31/06	Expenses Paid During Period[2] 3/1/06–8/31/06
Schwab YieldPlus Fund®
Investor Shares
Actual Return	0.58%	$1,000	$1,026.51	$2.96
Hypothetical 5% Return	0.58%	$1,000	$1,022.28	$2.96
Select Shares®
Actual Return	0.43%	$1,000	$1,026.20	$2.20
Hypothetical 5% Return	0.43%	$1,000	$1,023.04	$2.19
Schwab Short-Term Bond Market Fund™
Actual Return	0.55%	$1,000	$1,023.06	$2.80
Hypothetical 5% Return	0.55%	$1,000	$1,022.43	$2.80
Schwab Total Bond Market Fund™
Actual Return	0.53%	$1,000	$1,016.44	$2.69
Hypothetical 5% Return	0.53%	$1,000	$1,022.53	$2.70
Schwab GNMA Fund™
Investor Shares
Actual Return	0.74%	$1,000	$1,010.57	$3.75
Hypothetical 5% Return	0.74%	$1,000	$1,021.48	$3.77
Select Shares
Actual Return	0.55%	$1,000	$1,011.54	$2.79
Hypothetical 5% Return	0.55%	$1,000	$1,022.43	$2.80
Schwab Inflation Protected Fund™[3]
Investor Shares
Actual Return	0.41%	$1,000	$1,030.72	$1.76	[3]
Hypothetical 5% Return	0.41%	$1,000	$1,019.37	$1.75	[3]
Select Shares
Actual Return	0.36%	$1,000	$1,031.12	$1.54	[3]
Hypothetical 5% Return	0.36%	$1,000	$1,019.58	$1.53	[3]

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year. For the Schwab Inflation Protected Fund, expenses are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 154 days of the period (from 3/31/06, commencement of operations through 8/31/06), and divided by 365 days of the fiscal year.

[3]	Schwab and the investment adviser agreed to limit the fund’s annual operating expense (excluding interest, taxes and certain non-routine expenses) to 0.00% through 05/31/06. Effective 6/1/06, this expense limit has changed to 0.65% for Investor Shares and 0.50% for Select Shares. Had these expense limits been effective for the entire six-month period ended 8/31/06, the “Expenses Paid During Period” would have been: $3.27 based on Actual Return and $3.26 based on Hypothetical 5% Return for the Investor Shares; and $2.52 based on Actual Return and $2.50 based on Hypothetical 5% Return for Select Shares, respectively.

16    Schwab Bond Funds

Schwab YieldPlus Fund®

Financial Statements

Financial Highlights

Investor Shares	9/1/05— 8/31/06	9/1/04— 8/31/05	9/1/03— 8/31/04	9/1/02— 8/31/03	9/1/01— 8/31/02
Per Share Data ($)
Net asset value at beginning of period	9.68	9.71	9.70	9.75	10.00
Income from investment operations:
Net investment income	0.45	0.29	0.24	0.30	0.42
Net realized and unrealized gains or losses	(0.01)	(0.02)	0.01	(0.02)	(0.23)
Total income from investment operations	0.44	0.27	0.25	0.28	0.19
Less distributions:
Dividends from net investment income	(0.45)	(0.30)	(0.24)	(0.33)	(0.44)
Net asset value at end of period	9.67	9.68	9.71	9.70	9.75
Total return (%)	4.64	2.82	2.63	2.95	1.89

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.58	0.59	0.59	0.59	0.55
Gross operating expenses	0.58	0.59	0.59	0.59	0.62
Net investment income	4.62	3.00	2.43	3.08	4.36
Portfolio turnover rate	54	76	89	109	42
Net assets, end of period ($ x 1,000,000)	886	741	639	410	392

Select Shares	9/1/05— 8/31/06	9/1/04— 8/31/05	9/1/03— 8/31/04	9/1/02— 8/31/03	9/1/01— 8/31/02
Per Share Data ($)
Net asset value at beginning of period	9.68	9.70	9.70	9.75	10.00
Income from investment operations:
Net investment income	0.46	0.30	0.25	0.32	0.44
Net realized and unrealized gains or losses	(0.02)	(0.01)	0.01	(0.02)	(0.24)
Total income from investment operations	0.44	0.29	0.26	0.30	0.20
Less distributions:
Dividends from net investment income	(0.46)	(0.31)	(0.26)	(0.35)	(0.45)
Net asset value at end of period	9.66	9.68	9.70	9.70	9.75
Total return (%)	4.69	3.08	2.67	3.10	2.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.43	0.44	0.45	0.44	0.40
Gross operating expenses	0.43	0.44	0.45	0.44	0.47
Net investment income	4.80	3.18	2.57	3.23	4.52
Portfolio turnover rate	54	76	89	109	42
Net assets, end of period ($ x 1,000,000)	7,319	5,091	3,030	1,476	1,443

See financial notes.    17

Schwab YieldPlus Fund®

Portfolio Holdings as of August 31, 2006

This section shows all the securities in the fund’s portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1–800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
49.3%	Corporate Bonds	4,039,909	4,046,593
17.1%	Asset-Backed Obligations	1,402,128	1,404,353
28.9%	Mortgage-Backed Securities	2,389,869	2,371,937
0.1%	U.S. Government Securities	5,963	5,954
3.5%	Commercial Paper & Other Corporate Obligations	284,776	284,776
2.1%	Preferred Stock	173,996	173,400
—%	Other Investment Company	326	326
101.0%	Total Investments	8,296,967	8,287,339
(1.0)%	Other Assets and Liabilities		(82,550)
100.0%	Net Assets		8,204,789

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Corporate Bonds 49.3% of net assets
Finance 24.4%
Banking 14.4%
Abbey National PLC
7.35%, 10/29/49 (b)(d)	62,057	62,230
Allied Irish Banks
6.38%, 10/16/06 (b)(c)(d)	17,575	17,700
Artesia Overseas, Ltd.
5.96%, 10/14/10 (c)(d)	10,000	10,015
Banknorth Capital Trust I
10.52%, 05/01/27 (b)(d)	1,600	1,723
Bayerische Landesbank Girozentrale
4.91%, 09/01/06 (b)(c)	15,000	14,911
4.92%, 11/16/06 (b)(c)	19,000	18,891
BNP Paribas
6.04%, 09/20/06 (c)(d)	61,429	61,475
Citibank Korea, Inc.
4.68%, 06/18/13 (d)	3,500	3,489
5.64%, 09/26/12 (d)	25,300	25,316
Citicorp Capital I
7.93%, 02/15/27 (b)(d)	500	524
Danske Bank A/S
7.40%, 06/15/10 (b)(d)	17,350	17,630
Deutsche Bank Capital Trust
7.30%, 09/29/06 (c)	48,400	50,103
Deutsche Bank Luxembourg
6.55%, 12/28/06 (b)(c)	5,000	5,036
Dime Capital Trust I
9.33%, 05/06/27 (d)	9,028	9,645
Fleet Capital Trust V
6.40%, 09/18/06 (b)(c)(d)	42,600	42,650
Great Western Financial
8.21%, 02/01/27 (d)	10,039	10,537
Greenpoint Capital Trust I
9.10%, 06/01/27 (b)(d)	3,000	3,196
HSBC Capital Funding LP
9.55%, 12/31/49 (d)	28,936	32,821
HUBCO Capital Trust I, Inc.
8.98%, 02/01/27 (b)(d)	1,200	1,266
Intesa Bank Overseas Ltd.
6.36%, 10/02/06 (c)	31,000	31,295
JP Morgan Chase & Co.
5.40%, 09/14/06 (c)	15,200	15,219
JPM Capital Trust II
7.95%, 02/01/27 (d)	15,000	15,660
Mizuho JGB Investment LLC
9.87%, 12/31/49 (b)(d)	33,544	35,996
Mizuho Preferred Capital Co., L.L.C.
8.79%, 12/29/49 (b)(d)	42,347	44,663
Natexis Ambs Co. L.L.C.
8.44%, 06/30/49 (d)	53,370	56,095
Nationwide Building Society
5.42%, 09/11/06 (c)	30,000	30,018
North Fork Capital Trust I
8.70%, 12/15/26 (d)	2,000	2,096
Providian Capital I
9.53%, 02/01/27 (d)	18,525	19,613
RBS Capital Trust IV
6.30%, 09/29/06 (c)(d)	155,765	156,620
Republic New York Corp.
5.81%, 01/30/07 (c)(d)	44,700	44,587
Royal Bank of Scotland PLC
5.57%, 10/23/06 (c)	40,000	40,044
Santander Issuances S.A Unipersonal
5.77%, 09/20/06 (c)(d)	12,000	12,018
Skandinaviska Enskilda Banken AB - UT2
8.13%, 09/06/06 (c)(d)	10,675	10,675
SocGen Real Estate Co. LLC
7.64%, 12/29/49 (d)	24,615	25,170
Societe Generale
6.12%, 10/24/06 (c)(d)	28,000	28,013
Sovereign Bancorp
9.88%, 03/01/27 (d)	1,350	1,438
Sovereign Bank
4.38%, 08/01/13 (d)	2,750	2,697
Sovereign Capital Trust I
9.00%, 04/01/27 (d)	13,615	14,342
Svenska Handelsbanken AB
7.13%, 03/07/49 (d)	18,210	18,370
Swedbank
7.50%, 11/29/49 (d)	8,000	8,023
Tokai Preferred Capital Co. LLC
9.98%, 12/29/49 (d)	43,000	46,185
UBS Preferred Funding Trust I
8.62%, 12/31/49 (d)	10,250	11,379

18    See financial notes.

Schwab YieldPlus Fund®

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Wachovia Corp.
5.59%, 10/23/06 (c)	31,000	31,043
Washington Mutual Bank/Seattle WA
5.50%, 11/27/06 (c)	45,850	45,935
Washington Mutual Capital I
8.38%, 06/01/27 (d)	3,490	3,685
Wells Fargo & Co.
5.34%, 09/11/06 (c)	16,000	16,019
5.51%, 09/25/06 (c)	8,450	8,457
5.55%, 09/28/06 (c)	17,000	17,023
		1,181,536
Brokerage 2.4%
Credit Suisse (USA), Inc
5.41%, 09/11/06 (b)(c)	18,700	18,740
Credit Suisse FB London
7.90%, 04/30/49 (d)	18,880	19,180
Goldman Sachs Group, Inc.
5.53%, 09/22/06 (b)(c)	55,000	55,081
Lehman Brothers Holdings E-Capital Trust I
6.17%, 11/20/06 (c)(d)	10,000	10,081
Merrill Lynch & Co., Inc.
5.58%, 10/30/06 (c)	40,000	40,059
5.58%, 10/27/06 (c)	10,000	10,019
Morgan Stanley
5.55%, 11/09/06 (c)	40,000	40,097
5.62%, 10/27/06 (c)	6,940	6,950
		200,207
Finance Company 2.9%
American General Finance Corp.
5.61%, 09/27/06 (b)(c)	30,000	30,079
Countrywide Financial Corp.
5.35%, 09/05/06 (b)(c)	82,000	82,015
5.67%, 09/19/06 (b)(c)	6,000	6,018
General Electric Capital Corp.
4.79%, 09/02/06 (b)(c)	37,900	37,331
5.44%, 11/20/06 (b)(c)	12,500	12,520
International Lease Finance Corp.
5.73%, 10/02/06 (c)	12,000	12,042
Residential Capital Corp.
6.61%, 10/17/06 (c)	32,650	32,813
6.88%, 09/29/06 (c)	8,000	8,043
SLM Corp.
5.66%, 10/25/06 (b)(c)	15,000	15,014
		235,875
Insurance 3.6%
AXA SA
5.87%, 09/04/06 (c)(d)	64,600	64,619
Marsh & McLennan Cos., Inc.
5.64%, 10/13/06 (c)	31,800	31,800
Oil Insurance Ltd.
7.55%, 12/29/49 (d)	37,000	37,800
Unitedhealth Group, Inc.
5.32%, 09/05/06 (c)	30,000	29,986
Xlliac Global Funding
5.44%, 09/02/06 (b)(c)	22,500	22,543
ZFS Finance USA Trust III
6.48%, 09/15/06 (b)(c)(d)	50,000	50,185
Zurich Capital Trust I
8.38%, 06/01/37 (d)	51,676	54,589
		291,522
Real Estate Investment Trust 1.1%
Brandywine Operating Partnership, L.P.
5.96%, 10/01/06 (b)(c)(d)	30,000	30,051
Duke Realty Corp.
5.70%, 09/22/06 (b)(c)(d)	18,265	18,279
HRPT Properties Trust
5.94%, 09/18/06 (b)(c)(d)	18,600	18,646
Westfield Capital Corp., Ltd.
5.77%, 11/02/06 (c)	23,500	23,572
		90,548
		1,999,688
Industrial 22.5%
Basic Industry 0.2%
Lyondell Chemical Co.
10.88%, 05/01/09 (d)	7,500	7,687
11.13%, 07/15/12 (d)	6,900	7,556
		15,243
Capital Goods 0.2%
BAE Systems Holdings, Inc.
5.81%, 11/15/06 (b)(c)(d)	15,000	15,001

Communications 7.7%
AirGate PCS, Inc.
9.26%, 10/15/06 (b)(c)(d)	29,419	30,228
Alamosa Delaware, Inc.
8.50%, 01/31/12 (b)(d)	28,168	29,999
11.00%, 07/31/10 (b)(d)	31,409	34,471
America Movil SA de CV
6.12%, 10/27/06 (b)(c)	31,500	31,579
Clear Channel Communications, Inc.
3.13%, 02/01/07	19,020	18,829
Comcast Corp.
5.80%, 10/16/06 (b)(c)(d)	30,000	30,070
Cox Communications, Inc.
5.87%, 09/14/06 (b)(c)	25,000	25,132
Deutsche Telekom International Finance B.V.
5.63%, 09/25/06 (b)(c)	35,000	35,040
DirecTV Holdings LLC/ DirectTV Financing Co., Inc.
8.38%, 03/15/13 (b)(d)	10,400	10,972
Echostar DBS Corp.
8.76%, 10/01/06 (b)(c)(d)	13,755	13,961
IWO Holdings, Inc.
9.26%, 10/15/06 (b)(c)(d)	57,997	60,172
Liberty Media Corp.
3.50%, 09/25/06	7,295	7,283
6.83%, 09/15/06 (c)	8,868	8,882
Nextel Partners, Inc.
8.13%, 07/01/11 (d)	49,250	51,959
Rogers Wireless Communications, Inc.
8.45%, 09/15/06 (c)(d)	37,563	38,643
SBC Communications, Inc.
5.61%, 11/14/06 (c)	25,000	25,082
TCI Communications Financing III
9.65%, 03/31/27 (b)(d)	21,718	23,100
Telecom Italia Capital SA
5.97%, 11/01/06 (c)	15,000	14,989
Telefonica Emisones SAU
5.71%, 09/20/06 (c)(d)	45,000	45,085

See financial notes.    19

Schwab YieldPlus Fund®

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Ubiquitel Operating Co.
9.88%, 03/01/11 (d)	23,500	25,674
US Unwired, Inc.
10.00%, 06/15/12 (d)	21,230	23,459
Viacom, Inc.
5.69%, 09/18/06 (c)	50,000	50,056
		634,665
Consumer Cyclical 10.2%
Caesars Entertainment, Inc.
8.50%, 11/15/06 (b)(d)	10,800	10,853
9.38%, 02/15/07 (d)	26,645	27,045
Centex Corp.
5.74%, 11/01/06 (c)	22,379	22,405
7.28%, 09/01/06 (c)	10,000	10,043
7.61%, 10/10/06 (b)(c)	15,325	15,354
Cummins, Inc.
9.50%, 12/01/10 (b)(d)	39,535	41,693
D.R. Horton, Inc.
8.50%, 04/15/12 (b)(d)	90,093	94,464
Daimler-Chrysler N.A. Holdings
5.74%, 09/13/06 (b)(c)	25,000	25,047
5.78%, 09/11/06 (c)	90,158	90,453
Ford Motor Credit Co.
6.32%, 09/28/06 (c)	27,921	27,725
6.37%, 09/21/06 (c)	8,400	8,388
7.20%, 06/15/07	25,027	25,072
8.47%, 11/02/06 (c)	25,520	25,769
General Motors Acceptance Corp.
5.13%, 05/09/08	1,000	973
6.15%, 04/05/07 (b)	22,000	21,937
6.24%, 11/20/06 (b)(c)	25,500	25,437
6.41%, 10/16/06 (b)(c)	26,350	26,327
6.60%, 09/25/06 (c)	13,000	12,878
Global Cash Access LLC/Global Cash Finance Corp.
8.75%, 03/15/12 (b)(d)	5,000	5,256
GTech Holdings Corp.
4.50%, 12/01/09 (b)(d)	10,000	10,005
Host Marriott LP
9.50%, 01/15/07 (b)(d)	16,630	16,900
Hyatt Equities LLC
6.88%, 06/15/07 (b)(d)	1,295	1,304
KB Home
7.75%, 02/01/10 (d)	19,030	19,078
9.50%, 02/15/11 (b)(d)	47,686	49,415
Lennar Corp.
5.89%, 11/20/06 (c)(d)	20,000	20,030
6.15%, 09/19/06 (b)(c)(d)	23,005	23,007
Mandalay Resort Group
10.25%, 08/01/07 (d)	14,330	14,903
MGM Mirage, Inc.
6.75%, 08/01/07 (b)(d)	6,000	6,060
6.75%, 02/01/08 (d)	300	303
7.25%, 10/15/06 (d)	1,305	1,312
9.75%, 06/01/07 (d)	17,880	18,416
Royal Caribbean Cruises Ltd.
6.75%, 03/15/08 (b)	4,255	4,317
Seminole Tribe of Florida
5.80%, 10/01/13	6,290	6,195
Toll Corp.
8.25%, 02/01/11 (b)(d)	73,615	75,087
8.25%, 12/01/11 (d)	55,265	56,647
		840,098
Consumer Non-Cyclical 1.1%
Albertsons, Inc.
6.56%, 07/26/27	4,140	4,150
Dean Foods Co.
8.15%, 08/01/07 (d)	7,115	7,275
Evangelical Lutheran Good Samaritan Society
5.89%, 10/24/06 (b)(c)	8,267	8,268
5.95%, 11/24/06 (b)(c)	20,065	20,069
HCA, Inc.
5.25%, 11/06/08 (d)	10,000	9,875
7.00%, 07/01/07	10,000	10,052
8.85%, 01/01/07	5,000	5,060
SABMiller PLC
5.78%, 10/02/06 (c)	13,000	13,011
Stater Brothers Holdings, Inc.
8.83%, 09/15/06 (c)(d)	13,000	13,227
		90,987
Energy 2.2%
BJ Services Co.
5.44%, 09/01/06 (c)(d)	18,825	18,825
Delek & Avner-Yam Tethys Ltd.
6.59%, 11/01/06 (b)(c)(d)	24,648	24,650
Energen Corp.
5.76%, 11/15/06 (b)(c)(d)	9,900	9,910
Husky Oil Ltd.
8.90%, 08/15/28 (b)(d)	33,892	36,016
Kerr-McGee Corp.
5.88%, 09/15/06 (b)(d)	30,670	30,666
Phillips 66 Cap Trust II
8.00%, 01/15/37 (d)	2,000	2,093
Premcor Refining Group, Inc.
9.25%, 02/01/10 (d)	13,985	14,830
9.50%, 02/01/13 (d)	21,410	23,392
Transocean, Inc.
5.60%, 09/05/06 (c)(d)	20,000	20,007
		180,389
Technology 0.1%
Xerox Corp.
6.16%, 12/18/06 (c)	5,000	5,050
Transportation 0.8%
ERAC USA Finance Co.
5.74%, 10/30/06 (b)(c)	7,000	7,014
FedEx Corp.
5.58%, 11/08/06 (c)	35,000	35,021
Yellow Roadway Corp.
6.78%, 11/15/06 (b)(c)(d)	20,000	20,067
		62,102
		1,843,535
Utilities 2.4%
Electric 1.7%
Dominion Resources, Inc.
5.79%, 09/28/06 (b)(c)(d)	22,000	22,025
Entergy Gulf States, Inc.
5.63%, 09/01/06 (b)(c)(d)	34,275	34,252
6.02%, 09/08/06 (b)(c)(d)	7,000	7,016
Nevada Power Co.
9.00%, 08/15/13 (d)	2,060	2,256
Northwestern Corp.
7.30%, 12/01/06 (d)	11,000	11,093

20    See financial notes.

Schwab YieldPlus Fund®

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Southern California Edison
5.39%, 09/13/06 (c)(d)	51,470	51,513
Teco Energy, Inc.
7.49%, 11/01/06 (c)(d)	14,070	14,492
		142,647
Natural Gas 0.7%
Atmos Energy Corp.
5.88%, 10/15/06 (b)(c)(d)	15,000	15,006
Kinder Morgan, Inc.
6.80%, 03/01/08 (d)	27,000	27,447
Williams Cos., Inc.
7.51%, 10/02/06 (b)(c)	18,000	18,270
		60,723
		203,370
Total Corporate Bonds (Cost $4,039,909)		4,046,593
Asset-Backed Obligations 17.1% of net assets
ABSC NIMS Trust
Series 2004-HE Class A2
7.00%, 08/27/34 (b)	2,000	1,982
Series 2004-HE2 Class A1
6.75%, 04/25/34 (b)	165	165
Series 2004-HE3 Class A1
5.00%, 06/25/34 (b)	355	354
Series 2004-HE5 Class A1
5.00%, 08/27/34 (b)	482	479
Series 2004-HE7 Class A1
5.00%, 10/27/34 (b)	1,186	1,177
Series 2004-HE8 Class A1
5.00%, 12/25/34 (b)	1,716	1,693
ACE Securities Corp.
Series 2002-HE1 Class M2
6.52%, 09/25/06 (b)(c)(d)	1,649	1,669
Series 2002-HE3 Class M2
7.61%, 09/25/06 (b)(c)(d)	11,417	11,444
Series 2003-HS1 Class M3
7.82%, 09/25/06 (b)(c)(d)	4,081	4,130
Series 2004-FM1 Class M1
5.92%, 09/25/06 (b)(c)(d)	9,166	9,194
Aegis Asset Backed Securities Trust
Series 2004–5N 5.00%, 12/25/34 (b)	2,533	2,518
Ameriquest Finance NIM Trust
Series 2004-RN5 Class A 5.19%, 06/25/34 (b)	41	41
Ameriquest Mortgage Securities, Inc.
Series 2003-AR2 Class M2
7.35%, 09/25/06 (b)(c)(d)	5,000	5,017
Series 2003-AR3 Class M2
7.37%, 09/25/06 (b)(c)(d)	5,000	5,031
Series 2003-IA1 Class M2
6.97%, 09/25/06 (b)(c)(d)	2,089	2,090
Series 2004–6 Class M2
7.17%, 09/25/06 (b)(c)(d)	5,000	5,078
Series 2004-R10 Class M1
6.02%, 09/25/06 (b)(c)(d)	10,550	10,621
Argent Securities, Inc.
Series 2003-W7 Class M2
7.07%, 09/25/06 (b)(c)(d)	15,750	15,942
Series 2003-W9 Class M2
7.04%, 09/25/06 (b)(c)(d)	19,695	19,967
Aria CDO I (Jersey) Ltd.
Series 1A-3 Class B1U5 6.26%, 10/10/06 (b)(c)(d)	53,600	53,613
Asset Backed Funding Certificates
Series 2003-WMC1 Class M1
5.97%, 09/25/06 (b)(c)(d)	1,625	1,638
Series 2004-HE1 Class M2
6.47%, 09/25/06 (b)(c)(d)	13,000	13,228
Series 2004-HE1 M8
8.82%, 09/25/06 (b)(c)(d)	4,022	3,873
Series 2004-OPT2 Class M2
6.32%, 09/25/06 (b)(c)(d)	11,676	11,769
Asset Backed Funding Corp.
Series 2003-AHL1 Class M1
6.17%, 09/25/06 (b)(c)(d)	7,500	7,570
Series 2003-OPT1 Class M2
6.87%, 09/25/06 (b)(c)(d)	5,000	5,030
Series 2004-OPT2 Class M1
5.87%, 09/25/06 (b)(c)(d)	16,969	17,040
Asset Backed Securities Corp. Home Equity
Series 2001-HE3 Class M2
6.91%, 09/15/06 (b)(c)(d)	776	777
Series 2002-H33 Class M2
6.88%, 09/15/06 (b)(c)(d)	6,030	6,035
Series 2003-HE1 Class M2
7.68%, 09/15/06 (b)(c)(d)	15,000	15,153
Series 2003-HE2 Class M2
7.23%, 09/15/06 (b)(c)(d)	3,593	3,601
Series 2003-HE2 Class M3
7.58%, 09/15/06 (b)(c)(d)	1,822	1,827
Series 2003-HE7 Class M1
5.98%, 09/15/06 (b)(c)(d)	7,000	7,058
Bear Stearns Asset Backed Securities, Inc.
Series 2003–2 Class M2
7.32%, 09/25/06 (b)(c)(d)	8,265	8,355
Series 2004-HE6 Class M1
5.89%, 09/25/06 (b)(c)(d)	12,411	12,441
Capital One Multi-Asset Execution Trust
Series 2003-B6 Class B6
5.86%, 09/15/06 (b)(c)(d)	20,000	20,164
Series 2003-C1 Class C1
7.88%, 09/15/06 (b)(c)(d)	3,500	3,625
CARSS Finance Ltd. Partnership
Series 2004-A Class B2 6.28%, 09/15/06 (b)(c)(d)	788	791
CDC Mortgage Capital Trust
Series 2003-HE1 Class M1
6.22%, 09/25/06 (b)(c)(d)	17,251	17,268
Series 2003-HE2 Class M2
7.22%, 09/25/06 (b)(c)(d)	5,129	5,158
Series 2003-HE4 Class M1
5.97%, 09/25/06 (b)(c)(d)	6,000	6,030
Series 2003-HE4 Class M2
6.97%, 09/25/06 (b)(c)(d)	4,000	4,065

See financial notes.    21

Schwab YieldPlus Fund®

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Centex Home Equity
Series 2003-B Class M1
6.02%, 09/25/06 (b)(c)(d)	19,000	19,055
Series 2003-B Class M2
7.02%, 09/25/06 (b)(c)(d)	6,500	6,539
Series 2004–2 Class M1
5.96%, 09/25/06 (b)(c)(d)	8,750	8,832
Chase Funding Mortgage Loan Asset-Backed
Series 2001–3 Class 2M2 6.79%, 09/25/06 (b)(c)(d)	448	448
CIT Marine Trust
Series 1999-A Class C1 6.25%, 11/15/19 (b)(d)	1,884	1,885
Countrywide Asset-Backed Certificates
Series 2002–6 Class M1
6.42%, 09/25/06 (b)(c)(d)	562	564
Series 2002–6 Class M2
7.42%, 09/25/06 (b)(c)(d)	1,470	1,482
Series 2003–2 Class M2
6.98%, 09/26/06 (b)(c)(d)	163	165
Series 2004–10 Class MV5
6.18%, 03/24/08 (b)(c)(d)	1,000	1,014
Series 2004–14N Class N
5.00%, 06/25/36 (b)	974	965
Series 2004–2N Class N1
5.00%, 02/25/35 (b)	271	268
Series 2004–6 Class M2
5.97%, 09/25/06 (b)(c)(d)	15,000	15,116
Series 2005–2N Class N
4.50%, 08/25/36 (b)	441	433
Distribution Financial Services Trust
Series 2001–1 Class D 7.73%, 11/15/22 (b)(d)	8,250	7,957
Finance America Mortgage Loan Trust
Series 2004–1 Class M4
6.17%, 09/25/06 (c)(d)	4,000	4,046
Series 2004–2 Class M6
6.72%, 09/25/06 (c)(d)	3,000	3,036
Series 2004–3 Class M1
5.90%, 09/25/06 (c)(d)	13,600	13,716
First Alliance Mortgage Loan Trust
Series 1998–3 Class A4 5.83%, 09/20/06 (c)(d)	114	114
First Franklin Mortgage Loan Asset Backed Certificates
Series 1997-FF3 Class M1
5.96%, 09/20/06 (c)(d)	133	133
Series 2003-FF3 Class M4
8.57%, 09/25/06 (b)(c)(d)	3,376	3,390
First Franklin NIM Trust
Series 2004-FF8A Class C 5.25%, 10/25/34 (a)(b)	760	760
Fremont Home Loan Trust
Series 2003-A Class M2
7.05%, 09/25/06 (b)(c)(d)	7,000	7,015
Series 2003-B Class M1
6.02%, 09/25/06 (b)(c)(d)	20,000	20,182
Series 2003-B Class M2
6.94%, 09/25/06 (b)(c)(d)	13,000	13,185
Series 2004-A Class M2
6.47%, 09/25/06 (b)(c)(d)	3,864	3,885
Fremont NIM Trust
Series 2005-A 3.75%, 01/25/35 (a)(b)	1,884	1,876
Galena CDO I (Cayman No. 1) Ltd.
Series I-A Class B1U7 6.48%, 01/11/07 (a)(b)(c)	5,000	5,006
GSamp Trust
Series 2005-HE2 Class N 5.00%, 03/25/35 (b)	7,154	7,114
Home Equity Asset Trust
Series 2003–3 Class M2
7.19%, 09/25/06 (b)(c)(d)	3,000	3,017
Series 2004–8 Class M1
5.90%, 09/25/06 (b)(c)(d)	22,000	22,232
Home Equity Mortgage Trust
Series 2003–5 Class m2
7.12%, 09/25/06 (b)(c)(d)	15	15
Series 2003–7 Class M2
7.02%, 09/25/06 (b)(c)(d)	850	852
Indymac Home Equity Loan Asset-Backed Trust
Series 2004-B Class M4 6.47%, 09/25/06 (c)(d)	14,500	14,761
Irwin Home Equity
Series 2003–1 Class M2 7.32%, 09/25/06 (c)(d)	3,936	4,000
Long Beach Mortgage Loan Trust
Series 2003–2 Class M1
6.14%, 09/25/06 (c)(d)	7,402	7,423
Series 2003–2 Class M3
7.57%, 09/25/06 (c)(d)	536	539
Series 2003–4 Class M2
7.07%, 08/25/33 (b)(d)	12,705	12,867
Series 2003–4 Class M3
7.47%, 09/25/06 (c)(d)	300	302
Series 2004–1 Class M6
6.72%, 09/25/06 (c)(d)	8,000	8,080
Main Street Warehouse Funding Trust
Series 2004-MSD 7.62%, 09/25/06 (c)	18,575	18,592
Master Asset Backed Securities Trust
Series 2002-OPT1 Class M2
7.27%, 09/25/06 (c)(d)	10,000	10,017
Series 2003-OPT1 Class M2
7.17%, 09/25/06 (c)(d)	12,500	12,585
Series 2003-WWC2 Class M1
6.02%, 09/25/06 (c)(d)	1,047	1,049
MBNA Master Credit Card Trust
Series 1999-L Class C
6.41%, 09/15/06 (c)(d)	8,000	8,014
Series 2000-H Class B
5.93%, 09/15/06 (c)(d)	14,500	14,681
Series 2003–3 Class B
5.71%, 09/15/06 (c)(d)	14,662	14,736
Series 2003–3 Class C
6.68%, 09/15/06 (c)(d)	11,000	11,179
Merrill Lynch Mortgage Investors, Inc.
Series 2003-WWC3 Class M3
6.97%, 09/25/06 (c)(d)	1,021	1,023
Series 2003-WWC3 Class M4
7.39%, 06/25/34 (d)	3,213	3,221
Series 2005-WW1N Class N1
5.00%, 09/25/35	325	323

22    See financial notes.

Schwab YieldPlus Fund®

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
MMCA Automobile Trust
Series 2002–5 Class C 7.48%, 09/15/06 (c)(d)	177	178
Morgan Stanley ABS Capital I
Series 2003-HE3 Class M1
6.00%, 09/25/06 (c)(d)	9,403	9,490
Series 2003-NC6 Class M1
6.12%, 09/25/06 (c)(d)	15,223	15,279
Series 2004-HE1 B2
7.22%, 09/25/06 (c)(d)	6,000	6,046
Series 2004-HE8 Class M1
5.96%, 09/25/06 (c)(d)	19,810	19,996
Series 2004-HE9 Class M4
6.32%, 09/25/06 (c)(d)	15,000	15,142
Morgan Stanley Auto Loan Trust
Series 2003-HB1 Class B 2.22%, 04/15/11 (d)	1,735	1,721
New Century Home Equity Loan Trust
Series 2003–3 Class M3
7.70%, 09/25/06 (c)(d)	7,686	7,748
Series 2004–3 Class M1
5.94%, 09/25/06 (c)(d)	14,000	14,095
Novastar Home Equity Loan
Series 2003–1 Class M2
7.32%, 09/25/06 (c)(d)	9,786	9,831
Series 2003–2 Class M1
6.07%, 09/25/06 (c)(d)	15,720	15,774
Series 2003–3 Class M1
6.07%, 09/25/06 (c)(d)	23,000	23,131
Series 2003–3 Class M2
6.97%, 09/25/06 (c)(d)	10,000	10,093
Series 2003–4 Class M1
6.03%, 09/25/06 (c)(d)	20,000	20,136
Series 2004–4 Class B1
7.02%, 09/25/06 (c)(d)	10,000	10,128
Series 2005–1 Class M4
6.00%, 09/25/06 (c)(d)	8,000	8,067
Novastar NIM Trust
Series 2004-N3
3.97%, 03/25/35 (a)	11	11
Series 2005-N1
4.78%, 10/26/35 (a)	2,836	2,827
ODIN CDO I (Cayman Islands) Ltd.
Series 1A Class B1U5 5.97%, 10/11/06 (c)	20,000	19,962
Option One Mortgage Loan Trust
Series 2002–6 Class M2
7.02%, 09/25/06 (c)(d)	54	54
Series 2003–1 Class M1
6.22%, 09/25/06 (c)(d)	18,000	18,070
Series 2003–1 Class M2
7.27%, 09/25/06 (c)(d)	194	196
Series 2003–2 Class M1
5.97%, 09/25/06 (c)(d)	15,000	15,032
Series 2004–1 Class M2
6.42%, 09/25/06 (c)(d)	3,800	3,834
Series 2004–1 Class M3
6.67%, 09/25/06 (c)(d)	5,000	5,033
Series 2004–2 Class M1
5.85%, 09/25/06 (c)(d)	7,000	7,025
Option One Mortgage Securities Corp NIM Trust
Series 2005–3 Class N1 5.44%, 08/26/35	6,825	6,782
Overture CDO (Jersey) Ltd.
Series IA Class B1 6.73%, 01/15/07 (c)(d)	1,700	1,692
Park Place Securities NIM Trust
Series 2004-WHQ2 Class B 5.00%, 02/25/35	3,233	3,225
Park Place Securities, Inc.
Series 2004-MHQ1 Class M1 6.02%, 09/25/06 (c)(d)	15,000	15,114
Residential Asset Securities Corp.
Series 2003-KS1 Class A2
5.69%, 09/25/06 (c)(d)	27	27
Series 2003-KS6 Class M2
6.82%, 09/25/06 (c)(d)	15,300	15,395
Series 2004-KS2 Class M22
6.32%, 09/25/06 (c)(d)	9,000	9,091
Residential Asset Securities NIM Corp.
Series 2005-NT1 4.25%, 02/25/35 (a)	1,220	1,217
Ryder Vehicle Lease Trust
Series 2001-A Class B 6.75%, 03/15/12 (d)	10,000	9,980
Sail Net Interest Margin Notes
Series 2003–12A Class A
7.35%, 11/27/33	22	22
Series 2005–1 Class A
4.25%, 02/27/35 (a)	1,218	1,214
Series 2005–3A Class A
4.75%, 04/27/35	1,391	1,384
Saxon Asset Securities Trust
Series 2004–1 Class M2 6.45%, 09/25/06 (c)(d)	12,750	12,807
Securitized Asset Backed NIM Trust
Series 2004-DO2 5.50%, 09/25/34	163	163
Sharps SP I L.L.C. Net Interest Margin Trust
Series 2004-HE2N Class NA
5.43%, 10/25/34	335	331
Series 2004-HE3N Class NA
5.19%, 11/25/34 (a)	894	892
Series 2004-RM2N Class NA
4.00%, 01/25/35	452	451
Specialty Underwriting & Residential Finance
Series 2004-BC1 Class M1 5.83%, 09/25/06 (c)(d)	15,000	15,097
Structured Asset Investment Loan Trust
Series 2003-BC7 Class M2 7.07%, 09/25/06 (c)(d)	10,333	10,422
Structured Asset Securities Corp.
Series 2002-BC1 Class B
7.37%, 09/25/06 (d)	128	128
Series 2002-BC1 Class M2
6.42%, 09/25/06 (d)	2,026	2,040
Series 2002-BC9 Class M2
7.57%, 09/25/06 (d)	16,172	16,212
Series 2003–1 Class 3A1
5.35%, 02/25/18 (d)	18,190	17,971
Series 2004–7 Class 3A1
5.50%, 05/25/19 (d)	19,591	19,383

See financial notes.    23

Schwab YieldPlus Fund®

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Series 2004-S2 Class M2
5.92%, 09/25/06 (d)	1,062	1,062
Student Loan Trust
Series 2000–2 Class A2L
5.69%, 10/25/06 (c)(d)	3,717	3,731
Series 2000–3 Class A2L
5.68%, 10/25/06 (c)(d)	4,433	4,451
Series 2000-A Class A2
5.69%, 10/28/06 (c)(d)	10,058	10,102
Series 2001–1 Class A2L
5.64%, 10/25/06 (c)(d)	1,776	1,781
Series 2002–1 Class A2
5.60%, 10/25/06 (c)(d)	3,086	3,095
Series 2003–9 Class A4
5.53%, 09/15/06 (c)(d)	64,924	65,258
Series 2004–3 Class A4
5.62%, 10/25/06 (c)(d)	47,500	47,732
Series 2004–9 Class A3
5.58%, 10/25/06 (c)(d)	14,066	14,096
Series 2005–3 Class A2
5.49%, 10/25/06 (b)(c)(d)	9,323	9,292
Series 2005–5 Class A2
5.18%, 01/21/10 (c)(d)	157,250	156,677
Series 2005–7 Class A1
5.49%, 10/25/06 (c)(d)	18,931	18,929
WFS Financial Owner Trust
Series 2004–1 Class C 2.49%, 08/22/11 (d)	2,073	2,024
Whole Auto Loan Trust
Series 2003–1 Class B 2.24%, 03/15/10 (d)	3,814	3,794
Total Asset-Backed Obligations (Cost $1,402,128)		1,404,353
Mortgage-Backed Securities 28.9% of net assets
Collateralized Mortgage Obligations 24.6%
ABN Amro Mortgage Corp.
Series 2003-7 Class A2
5.00%, 07/25/18 (b)(d)	219	216
Banc of America Alternative Loan Trust
Series 2004–1 Class 4A1
4.75%, 02/25/19 (b)(d)	16,785	16,359
Series 2005–5 Class 3CB1
6.00%, 06/25/35 (b)(d)	18,135	18,113
Series 2006–4 Class 1A3
6.00%, 05/25/36 (b)(d)	43,162	43,247
Banc of America Funding Corp.
Series 2004–3 Class 2A2
5.00%, 09/25/19 (b)(d)	14,269	13,881
Series 2004-A Class 4A1
5.84%, 09/20/06 (b)(c)(d)	7,611	7,852
Series 2006–2 Class 2A17
5.75%, 03/25/36 (b)(d)	95,573	95,399
Banc of America Mortgage Securities
Series 2002-J Class A2
4.88%, 09/01/06 (b)(c)(d)	1,344	1,339
Series 2003–5 Class 2A1
5.00%, 07/25/18 (b)(d)	9,841	9,568
Series 2003–7 Class A3
5.00%, 09/25/18 (b)(d)	13,573	13,362
Series 2003–8 Class 2A5
5.00%, 11/25/18 (b)(d)	10,260	10,098
Series 2003-C Class 2A1
3.93%, 09/01/06 (b)(c)(d)	3,195	3,126
Series 2003-D Class 2A2
3.60%, 09/01/06 (b)(c)(d)	3,091	3,005
Series 2004–7 Class 7A1
5.00%, 08/25/19 (b)(d)	58,199	56,690
Series 2004-A Class 2A2
4.12%, 09/01/06 (b)(c)(d)	16,607	16,282
Series 2004-F Class 2A5
4.15%, 05/29/09 (c)(d)	28,856	27,957
Series 2004-I Class 1A2
4.09%, 09/01/06 (b)(c)(d)	10,884	10,886
Series 2004-J Class 2A1
4.78%, 09/01/06 (b)(c)(d)	24,307	24,043
Series 2005–5 Class 2A1
5.00%, 06/25/20 (b)(d)	62,867	61,118
Bear Stearns Adjustable Rate Mortgage
Series 2004–3 Class 4A 4.91%, 07/25/34 (b)(d)	75,973	73,480
Cendant Mortgage Corp.
Series 2003–4 Class 2A1 5.00%, 05/25/33 (b)(d)	6,521	6,351
Chase Mortgage Finance Corp.
Series 2003-S10 Class A1
4.75%, 11/25/18 (b)(d)	26,650	25,692
Series 2003-S2 Class A1
5.00%, 03/25/18 (b)(d)	20,585	20,253
Series 2004-S1 Class A1
5.00%, 02/25/19 (b)(d)	96,674	95,169
Series 2006-A1 Class 2A1
6.11%, 08/25/36 (d)	10,000	10,007
Countrywide Alternative Loan Trust
Series 2005–86CB Class A4
5.50%, 02/25/36 (b)(d)	68,455	67,931
Series 2005-J1 Class 3A1
6.50%, 08/25/32 (b)(d)	5,590	5,634
Series 2006–4CB Class 1A1
6.00%, 04/25/36 (b)(d)	84,111	84,555
Countrywide Home Loans
Series 2003-HYB1 Class 1A1
3.69%, 09/01/06 (b)(c)(d)	3,008	2,932
Series 2004-HYB5 Class 3A1
4.64%, 09/01/06 (b)(c)(d)	35,302	35,449
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-AR27 Class 1A1
6.90%, 09/25/06 (b)(c)(d)	495	498
Series 2002-AR28 Class 1A2
6.36%, 09/25/06 (b)(c)(d)	539	542
Series 2005–12 Class 6A1
6.00%, 01/25/36 (d)	452	450
Series 2204-AR7 Class 2A1
4.73%, 09/01/06 (b)(c)(d)	17,642	17,484
Deutsche Alternative A Securities, Inc.
Series 2005–6 Class LA3 5.50%, 12/25/35 (b)(d)	37,414	37,304

24    See financial notes.

Schwab YieldPlus Fund®

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Fifth Third Mortgage Loan Trust
Series 2002-FTB1
6.13%, 09/01/06 (b)(c)(d)	1,009	1,023
Series 2002-FTB1 Class 2A1
5.33%, 09/01/06 (b)(c)(d)	1,964	1,955
First Horizon Alternative Mortgage Securities
Series 2006-FA1 Class 1A3 5.75%, 04/25/36 (b)(d)	45,907	45,609
GSR Mortgage Loan Trust
Series 2004–7 Class 1A2
3.40%, 09/01/06 (b)(c)(d)	6,421	6,372
Series 2004–9 Class 5A1
3.90%, 09/01/06 (b)(c)(d)	2,117	2,109
Impac CMB Trust
Series 2003–10 Class 1A 6.02%, 09/25/06 (b)(c)(d)	2,450	2,452
IndyMac Index Mortgage Loan Trust
Series 2004-AR1 Class AX1 0.80%, 04/25/34 (d)	156,586	1,000
JP Morgan Alternative Loan Trust
Series 2006-S1 Class 1A16 6.00%, 03/25/36 (d)	27,798	28,021
Series 2006-A4 Class A1 5.95%, 08/25/36 (d)	177,200	177,526
JP Morgan Mortgage Trust
Series 2004-S1 Class 1A7
5.00%, 09/25/19 (d)	56,403	54,940
Series 2006-S2 Class 3A7 6.25%, 06/25/36 (d)	9,239	9,339
Series 2006-A2 Class 3A1
5.69%, 09/01/06 (c)(d)	96,627	95,540
Master Asset Securitization Trust
Series 2003–5 Class 2A1
5.00%, 06/25/18 (d)	10,644	10,491
Series 2006–1 Class 4A1
5.75%, 02/25/21 (d)	27,549	27,642
Morgan Stanley Mortgage Loan Trust
Series 2004–5AR Class 3A4
4.43%, 09/01/06 (c)(d)	6,027	5,932
Series 2004–8AR Class 3A
5.02%, 09/01/06 (c)(d)	8,955	9,038
Series 2004–8AR Class 4A1
5.37%, 09/01/06 (c)(d)	5,046	5,056
Series 2004–9 Class 2A
6.38%, 09/01/06 (c)(d)	10,870	10,958
Series 2004–9 Class 4A
5.60%, 09/01/06 (c)(d)	247	247
Series 2005–2AR Class B1
5.82%, 09/25/06 (c)(d)	28,217	28,331
Series 2006–2 Class 6A
6.50%, 02/25/36 (d)	14,338	14,503
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (d)	63,430	62,934
Series 2004-QA3 Class NB21
4.47%, 09/01/06 (c)(d)	5,077	4,942
Series 2004-QS16 Class 2A1
5.00%, 12/25/19 (d)	31,107	30,301
Series 2006-QS3 Class 1A10
6.00%, 03/25/36 (d)	9,886	9,958
Residential Asset Mortgage Products, Inc.
Series 2005-SL1 Class A4 6.00%, 05/25/32 (d)	13,936	13,858
Series 2005-SL2 Class A1 6.00%, 06/25/17 (d)	4,207	4,233
Residential Asset Securitization Trust
Series 2004-A6 Class A1
5.00%, 08/25/19 (d)	23,846	23,221
Series 2005-A6CB Class A1
5.50%, 06/25/35 (b)(d)	110,160	110,278
Series 2006-A1 Class 3A2
6.00%, 04/25/36 (b)(d)	64,707	64,359
Sequoia Mortgage Trust
Series 2003–8 Class X1 0.72%, 09/01/06 (c)(d)	112,033	561
Thornburg Mortgage Securities Trust
Series 2004–1 Class II2A 3.32%, 09/01/06 (c)(d)	16,246	15,713
Washington Mutual
Series 2002-AR19 Class A7
4.68%, 09/01/06 (c)(d)	2,849	2,815
Series 2003-AR1 Class A6
4.48%, 03/25/33 (d)	1,584	1,572
Series 2003-AR8 Class A
4.03%, 09/01/06 (c)(d)	6,517	6,406
Series 2003-S10 Class A2
5.00%, 10/25/18 (d)	47,900	47,130
Series 2003-S12 Class 3A
5.00%, 11/25/18 (d)	51,248	50,476
Series 2003-S8 Class A2
5.00%, 09/25/18 (d)	13,105	12,909
Wells Fargo Mortgage Backed Securities Trust
Series 2003–0 Class 2A1
4.62%, 09/01/06 (c)(d)	21,582	20,833
Series 2003–16 Class 1A1
4.75%, 12/25/18 (d)	9,377	9,151
Series 2003-N Class 2A2
4.75%, 09/01/06 (c)(d)	10,941	10,603
Series 2004-EE Class 2A1
3.99%, 09/01/06 (c)(d)	15,508	15,142
Series 2004-K Class 2A5
4.73%, 09/01/06 (c)(d)	14,262	14,013
Series 2004-S Class A5
3.54%, 09/01/06 (c)(d)	19,500	18,809
Series 2004-T Class A1
3.46%, 09/01/06 (c)(d)	12,621	12,584
		2,017,157
Commercial Mortgage-Backed Securities 1.0%
ACT Depositor Corp.
Series 2005-RR Class A1FL 5.63%, 09/22/06 (b)(c)(d)	9,999	9,979
Crown Castle Towers LLC
Series 2005–1 Class A
5.71%, 09/15/06 (b)(c)	14,480	14,625
Series 2005–1 Class B
4.88%, 06/15/35 (b)	11,000	10,828
Global Signal Trust III
Series 2004–2 Class C
4.70%, 12/15/14 (b)	7,000	6,872

See financial notes.    25

Schwab YieldPlus Fund®

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Series 2006–1 Class A1FL
5.55%, 09/15/06 (a)(b)(c)	44,000	44,062
		86,366
U.S. Government Agency Mortgages 3.3%
Fannie Mae
3.96%, 09/01/06 (c)	16,261	15,699
3.99%, 09/01/06 (c)	14,595	14,226
4.75%, 09/01/06 (c)	14,768	14,600
4.91%, 09/01/06 (c)	21,022	20,905
5.25%, 09/01/06 (c)	294	304
5.40%, 09/01/06 (c)	208	213
5.47%, 09/01/06 (c)	2,196	2,198
5.64%, 09/01/06 (b)(c)	4,629	4,659
5.66%, 09/01/06 (b)(c)	7,385	7,427
6.00%, 09/01/06 (c)	117	120
6.52%, 09/01/06 (c)	726	744
6.67%, 09/01/06 (b)(c)	592	600
6.83%, 09/01/06 (c)	—	—
7.16%, 09/01/06 (b)(c)	128	130
7.22%, 09/01/06 (c)	338	343
6.12%, 09/25/06 (c)	1,675	1,680
6.50%, 07/01/14 to 09/18/21	24,948	25,333
6.00%, 03/25/17	17,219	17,445
6.00%, 04/01/17 (b)	5,577	5,647
6.50%, 01/01/18 to 04/01/18(b)	3,425	3,487
5.00%, 06/25/18	18,964	2,407
4.00%, 09/25/31	4,366	4,163
7.00%, 07/01/34 to 09/01/34	8,069	8,290
7.00%, 08/01/34 to 09/01/34(b)	2,865	2,942
Freddie Mac
5.30%, 09/01/06 (b)(c)	854	872
6.52%, 09/01/06 (b)(c)	700	710
7.06%, 09/01/06 (b)(c)	766	775
6.00%, 05/01/08 (b)	124	124
5.48%, 11/01/10 (b)(c)	24,203	24,115
5.50%, 08/01/11 (b)	571	571
9.30%, 11/15/20 (b)(d)	390	389
6.58%, 06/02/36	86,200	87,296
		268,414
Total Mortgage-Backed Securities (Cost $2,389,869)		2,371,937
U.S. Government Securities 0.1% of net assets
U.S. Treasury Obligations 0.1%
U.S. Treasury Bill
4.78%, 09/14/06 (b)	500	499
4.81%, 09/21/06 (b)	1,000	997
4.94%, 10/12/06 (b)	2,000	1,989
4.96%, 10/19/06 (b)	1,500	1,490
5.02%, 11/24/06 (b)	1,000	979
		5,954
Total U.S. Government Securities (Cost $5,963)		5,954
Commercial Paper & Other Corporate Obligations 3.5% of net assets
Countrywide Financial Corp.
5.27%, 09/05/06	38,600	38,578
Cox Enterprises, Inc.
5.50%, 09/01/06	100,000	100,000
5.50%, 09/05/06	42,000	41,974
Kinder Morgan Energy
5.37%, 09/05/06	17,766	17,756
Rockies Express Pipe
5.73%, 10/25/06	60,000	59,484
UBS Finance (Delaware), Inc.
5.24%, 09/05/06	27,000	26,984
Total Commercial Paper & Other Corporate Obligations (Cost $284,776)		284,776

Security	Number of Shares	Value ($ x 1,000)
Preferred Stock 2.1% of net assets
Fannie Mae, Series J	1,722,800	86,054
Fannie Mae, Series K	341,300	17,048
General Mills, Inc.	15,000	14,818
Pinto Totta International Finance	15,000	15,313
Woodbourne Passthru Trust	400,000	40,167
Total Preferred Stock (Cost $173,996)		173,400
Other Investment Company 0.0% of net assets
SSgA Prime Money Market Fund	325,895	326
Total Other Investment Company (Cost $326)		326

End of Investments.

26    See financial notes.

Schwab YieldPlus Fund®

Portfolio Holdings continued

At August 31, 2006 the tax basis cost of the fund’s investments was $8,297,444 , and the unrealized appreciation and deprectiation were $20,597 and ($30,702), respectively, with a net unrealized depreciation of ($10,105).

In addition to the above, the fund held the following at August 31, 2006. All numbers are x 1,000 except number of futures contracts.

Futures Contracts
	Number of Contracts	Contract Value	Unrealized Losses
2 Years, Short, U.S. Treasury Note expires 12/29/06	(3,720)	760,159	(1,173)
5 Years, Short, U.S. Treasury Note expires 12/29/06	(10,895)	1,145,167	(2,721)
			(3,894)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $57,865 or 0.7% of net assets.

(b)	All or a portion of this security is held as collateral for futures contracts.

(c)	Variable-rate security.

(d)	Callable security.

See financial notes.    27

Schwab YieldPlus Fund®

Statement of

Assets and Liabilities

As of August 31, 2006. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $8,296,967)		$8,287,339
Receivables:
Fund shares sold		34,380
Dividends		1,217
Investments sold		710
Interest		67,942
Prepaid expenses	+	54
Total assets		8,391,642

Liabilities
Payables:
Investments bought		151,048
Investment adviser and administrator fees		202
Transfer agent and shareholder services fees		78
Due to brokers for futures		2,400
Fund shares redeemed		32,805
Dividends to shareholders		21
Accrued expenses	+	299
Total liabilities		186,853

Net Assets
Total assets		8,391,642
Total liabilities		–186,853
Net assets		$8,204,789

Net Assets by Source
Capital received from investors		8,276,590
Net investment income not yet distributed		839
Net realized capital losses		(59,118)
Net unrealized capital losses		(13,522)

Net Asset Value (NAV) by Share Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$885,889		91,655		$9.67
Select Shares	$7,318,900		757,333		$9.66

28    See financial notes.

Schwab YieldPlus Fund®

Statement of

Operations

For September 1, 2005 through August 31, 2006. All numbers are x 1,000.

Investment Income
Interest		$329,165
Dividends	+	13,301
Total Investment Income		342,466

Net Realized Gains and Losses
Net realized losses on investments		(4,256)
Net realized gains on futures contracts	+	19,428
Net realized gains		15,172

Net Unrealized Gains and Losses
Net unrealized losses on investments		(20,019)
Net unrealized gains on futures contracts	+	804
Net unrealized losses		(19,215)

Expenses
Investment adviser and administrator fees		19,899
Transfer agent and shareholder service fees:
Investor Shares		1,922
Select Shares		5,781
Trustees’ fees		49
Custodian fees		192
Portfolio accounting fees		271
Professional fees		60
Registration fees		1,162
Shareholder reports		214
Other expenses	+	72
Total expenses		29,622
Custody credits		–105
Total expenses		29,517

Increase in Net Assets from Operations
Total investment income		342,466
Total expenses		–29,517
Net investment income		312,949
Net realized gains		15,172
Net unrealized losses	+	(19,215)
Increase in net assets from operations		$308,906

See financial notes.    29

Schwab YieldPlus Fund®

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers are x 1,000.

Operations

	9/1/05-8/31/06		9/1/04-8/31/05
Net investment income		$312,949	$151,641
Net realized gains or losses		15,172	(3,217)
Net unrealized losses	+	(19,215)	(6,060)
Increase in net assets from operations		308,906	142,364

Distributions Paid
Dividends from Net Investment Income
Investor Shares		35,864	23,140
Select Shares	+	279,674	133,811
Total dividends from net investment income		$315,538	$156,951

Transactions in Fund Shares

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		65,811	$635,962	75,770	$734,370
Select Shares	+	660,037	6,376,927	558,919	5,414,965
Total shares sold		725,848	$7,012,889	634,689	$6,149,335

Shares Reinvested
Investor Shares		3,159	$30,527	1,945	$18,842
Select Shares	+	23,138	223,550	10,654	103,193
Total shares reinvested		26,297	$254,077	12,599	$122,035

Shares Redeemed
Investor Shares		(53,855)	$(520,393)	(66,972)	$(648,876)
Select Shares	+	(452,062)	(4,367,163)	(355,553)	(3,444,153)
Total shares redeemed		(505,917)	$(4,887,556)	(422,525)	$(4,093,029)
Net transactions in fund shares		246,228	$2,379,410	224,763	$2,178,341

Shares Outstanding and Net Assets

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		602,760	$5,832,011	377,997	$3,668,257
Total increase	+	246,228	2,372,778	224,763	2,163,754
End of period		848,988	$8,204,789	602,760	$5,832,011
Net investment income not yet distributed			$839		$741

30    See financial notes.

Schwab Short-Term Bond Market FundTM

Financial Statements

Financial Highlights

	9/1/05— 8/31/06	9/1/04— 8/31/05	9/1/03— 8/31/04	9/1/02— 8/31/03	9/1/01— 8/31/02
Per Share Data ($)
Net asset value at beginning of period	10.05	10.21	10.14	10.07	10.08
Income from investment operations:
Net investment income	0.42	0.30	0.28	0.34	0.50
Net realized and unrealized gains or losses	(0.14)	(0.13)	0.07	0.07	(0.02)
Total income from investment operations	0.28	0.17	0.35	0.41	0.48
Less distributions:
Dividends from net investment income	(0.42)	(0.31)	(0.28)	(0.34)	(0.49)
Distributions from net realized gains	—	(0.02)	—	—	—
Total distributions	(0.42)	(0.33)	(0.28)	(0.34)	(0.49)
Net asset value at end of period	9.91	10.05	10.21	10.14	10.07
Total return (%)	2.87	1.68	3.46	4.16	4.88
Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.55	0.55	0.53	0.43	0.35
Gross operating expenses	0.57	0.57	0.57	0.58	0.63
Net investment income	4.18	3.00	2.69	3.34	4.95
Portfolio turnover rate	171	109	114	124	150
Net assets, end of period ($ x 1,000,000)	604	660	728	648	493

See financial notes.    31

Schwab Short-Term Bond Market Fund™

Portfolio Holdings as of August 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1–800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
41.7%	U.S. Government Securities	253,022	251,809
26.1%	Corporate Bonds	157,305	157,187
12.2%	Mortgage-Backed Securities	74,034	73,436
13.2%	Asset-Backed Obligations	79,568	79,681
1.1%	Commercial Paper & Other Corporate Obligation	6,896	6,896
4.5%	Preferred Stock	27,300	27,278
0.1%	Other Investment Company	627	627
—%	Short-Term Investment	149	149
98.9%	Total Investments	598,901	597,063
29.9%	Collateral Invested for Securities on Loan		180,080
(28.8)%	Other Assets and Liabilities		(173,629)
100.0%	Net Assets		603,514

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
U.S. Government Securities 41.7% of net assets
U.S. Government Agency Securities 20.0%
Fannie Mae
4.75%, 03/01/07 (d)	12,307	12,167
5.55%, 07/16/07 (c)	15,000	15,002
5.25%, 12/03/07	15,000	15,013
Federal Home Loan Bank
4.13%, 10/19/07 (e)	15,000	14,824
Freddie Mac
6.63%, 09/15/09 (e)	22,000	22,986
7.00%, 03/15/10 (e)	38,000	40,418
		120,410
U.S. Treasury Obligations 21.7%
U.S. Treasury Notes
2.63%, 05/15/08 (e)	13,000	12,541
3.25%, 08/15/08 (e)	6,000	5,833
3.13%, 09/15/08 (e)	35,000	33,912
3.38%, 11/15/08 (e)	1,000	972
4.38%, 11/15/08 (e)	31,000	30,759
3.38%, 12/15/08 (e)	5,000	4,855
4.50%, 02/15/09 (e)	3,000	2,984
3.88%, 05/15/09 (e)	2,000	1,959
3.50%, 12/15/09 (e)	8,600	8,289
4.00%, 04/15/10 (e)	3,000	2,932
3.63%, 06/15/10 (e)	3,250	3,133
3.88%, 07/15/10 (e)	1,060	1,031
4.13%, 08/15/10 (e)	4,030	3,949
3.88%, 09/15/10 (e)	2,500	2,426
4.25%, 01/15/11 (e)	1,750	1,719
4.88%, 04/30/11 (e)	3,000	3,022
4.88%, 05/31/11 (e)	4,000	4,029
5.13%, 06/30/11 (e)	4,950	5,039
4.88%, 07/31/11 (e)	2,000	2,015
		131,399
Total U.S. Government Securities (Cost $253,022)		251,809
Corporate Bonds 26.1% of net assets
Finance 10.6%
Banking 6.4%
BBVA Bancomer Capital Trust I
5.38%, 07/22/10 (a)(b)(c)(d)	2,000	1,986
Citibank Korea, Inc.
4.68%, 06/18/08 (b)(c)	2,000	1,994
Deutsche Bank Capital Trust
7.30%, 09/29/06 (b)(c)	8,000	8,282
HSBC Capital Funding LP
9.55%, 06/30/10 (a)(b)(c)	5,000	5,671
JP Morgan Chase & Co.
5.70%, 10/02/06 (b)	5,000	5,025
Korea Exchange Bank
5.00%, 06/10/10 (a)(b)(c)	1,500	1,458
Mizuho Preferred Capital Co., L.L.C.
8.79%, 06/30/08 (a)(b)(c)	3,000	3,164
Natexis Ambs Co. L.L.C.
8.44%, 06/30/08 (a)(b)(c)	3,000	3,153
Santander Issuances S.A Unipersonal
5.77%, 09/20/06 (a)(c)	3,000	3,004
Skandinaviska Enskilda Banken AB - UT2
8.13%, 09/06/06 (a)(b)(c)	1,000	1,000
Sovereign Bank
4.38%, 08/01/08 (b)(c)	3,800	3,726
		38,463
Brokerage 0.7%
Goldman Sachs Group, Inc.
5.79%, 09/28/06 (b)(d)	4,000	4,024
Finance Company 1.7%
General Electric Capital Corp.
5.43%, 12/15/06 (b)(e)	4,000	4,010
International Lease Finance Corp.
5.73%, 10/02/06 (b)	3,000	3,011
Residential Capital Corp.
6.61%, 10/17/06 (b)	3,000	3,015
		10,036

32    See financial notes.

Schwab Short-Term Bond Market Fund™

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Insurance 1.5%
Oil Insurance Ltd.
7.56%, 12/30/06 (a)(b)(c)	3,000	3,065
TIAA Global Markets, Inc.
5.60%, 10/12/06 (a)(b)	4,000	4,006
ZFS Finance USA Trust III
6.48%, 09/15/06 (a)(b)(c)	2,000	2,008
		9,079
Real Estate Investment Trust 0.3%
iStar Financial, Inc.
5.65%, 09/15/11 (c)	2,000	1,995
		63,597
Industrial 13.8%
Communications 6.6%
AirGate PCS, Inc.
9.26%, 10/15/06 (b)(c)(d)	2,750	2,826
Alamosa Delaware, Inc.
8.50%, 01/31/12 (c)(d)	4,000	4,260
America Movil SA de CV
6.12%, 10/27/06 (b)(d)	3,000	3,007
Comcast Corp.
5.45%, 11/15/10 (c)(d)	3,000	2,998
IWO Holdings, Inc.
9.26%, 10/15/06 (c)	5,485	5,691
Nextel Partners, Inc.
8.13%, 07/01/11 (c)	2,750	2,901
Rogers Wireless Communications, Inc.
8.45%, 09/15/06 (b)(c)	880	905
Telecom Italia Capital SA
4.88%, 10/01/10 (c)	4,000	3,884
Telefonica Emisones SAU
5.71%, 09/20/06 (b)(c)	2,000	2,004
Telefonos de Mexico, S.A.
4.50%, 11/19/08 (c)(d)	2,000	1,964
Time Warner Entertainment Co.
7.25%, 09/01/08	2,000	2,066
Ubiquitel Operating Co.
9.88%, 03/01/11 (c)	1,686	1,842
US Unwired, Inc.
10.00%, 06/15/12 (c)	2,450	2,707
Viacom, Inc.
5.75%, 04/30/11 (a)(c)	1,000	993
Vodafone Group PLC
5.50%, 06/15/11 (c)	2,000	1,996
		40,044
Consumer Cyclical 5.1%
Cummins, Inc.
9.50%, 12/01/10 (c)(d)	1,000	1,055
CVS Corp
5.75%, 08/15/11 (c)(d)	3,000	3,030
D.R. Horton, Inc.
8.00%, 02/01/09 (e)	2,000	2,093
Ford Motor Credit Co.
8.47%, 11/02/06 (b)(d)	4,000	4,039
7.20%, 06/15/07 (e)	2,000	2,004
General Motors Acceptance Corp.
6.41%, 10/16/06 (b)(d)	1,500	1,499
6.46%, 10/16/06 (b)	2,500	2,485
6.24%, 11/20/06 (b)(d)	500	499
5.13%, 05/09/08	1,200	1,167
GTech Holdings Corp.
4.50%, 12/01/09 (c)	2,100	2,101
KB Home
9.50%, 02/15/11 (c)	3,097	3,209
MGM Mirage, Inc.
7.25%, 10/15/06 (c)	2,200	2,211
Seminole Tribe of Florida
5.80%, 10/01/13 (a)	900	886
Toll Corp.
8.25%, 02/01/11 (c)(e)	4,500	4,590
		30,868
Consumer Non-Cyclical 0.3%
HCA, Inc.
5.25%, 11/06/08 (c)	2,000	1,975
Energy 1.2%
ConocoPhillips
9.38%, 02/15/11	1,200	1,386
Delek & Avner-Yam Tethys Ltd.
6.59%, 11/01/06 (a)(b)(c)(d)	1,643	1,643
Husky Oil Ltd.
8.90%, 08/15/08 (b)(c)(d)	2,000	2,126
Premcor Refining Group, Inc.
9.50%, 02/01/13 (c)	2,000	2,185
		7,340
Transportation 0.6%
ERAC USA Finance Co.
5.72%, 10/31/06 (a)(b)(d)	1,000	1,002
Union Pacific Corp.
7.25%, 11/01/08	2,240	2,324
		3,326
		83,553
Utilities 1.7%
Electric 1.0%
CenterPoint Energy Resources, Inc.
6.50%, 02/01/08	2,955	2,989
Entergy Gulf States, Inc.
5.63%, 09/01/06 (b)(c)(d)	1,200	1,199
4.88%, 11/01/06 (c)(d)	2,000	1,908
		6,096
Natural Gas 0.7%
Enterprise Products Operating L.P.
4.95%, 06/01/10 (c)(d)	3,000	2,932
Williams Partners LP/Williams Partners Finance Corp.
7.50%, 06/15/11 (a)(c)	1,000	1,009
		3,941
		10,037
Total Corporate Bonds (Cost $157,305)		157,187
Mortgage-Backed Securities 12.2% of net assets
Collateralized Mortgage Obligations 6.4%
Banc of America Mortgage Securities
Series 2003–5 Class 2A1
5.00%, 07/25/18 (c)(d)	7,381	7,176

See financial notes.    33

Schwab Short-Term Bond Market Fund™

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Countrywide Home Loans
Series 2004-HYB5 Class 3A1 4.64%, 09/01/06 (b)(c)(d)	5,167	5,189
JP Morgan Alternative Loan Trust
Series 2006-S1 Class 1A16 6.00%, 03/25/36 (c)	7,374	7,433
Morgan Stanley Mortgage Loan Trust
Series 2004–8AR Class 4A1
5.37%, 09/01/06 (b)(c)(d)	5,046	5,056
Series 2004–9 Class 4A
5.60%, 09/01/06 (b)(c)(d)	3,698	3,703
Series 2004–9 Class 2A
6.38%, 09/01/06 (b)(c)(d)	3,052	3,077
Residential Asset Securitization Trust
Series 2004-A6 Class A1 5.00%, 03/14/09 (c)	7,055	6,870
		38,504
Commercial Mortgage Backed Securities 5.8%
ACT Depositor Corp.
Series 2005-RR Class A1FL 5.63%, 09/22/06 (a)(b)(c)(d)	3,999	3,992
Credit Suisse Mortgage Capital Certificates
Series CSMC 2006-C1 A2 5.51%, 08/14/10 (b)(c)(d)	10,000	10,077
Crown Castle Towers LLC
Series 2005–1 Class A 4.64%, 06/15/35 (a)(d)	4,000	3,913
Global Signal Trust III
Series 2006–1 Class A1FL
5.55%, 09/15/06 (a)(b)	3,000	3,004
Series 2006–1
5.59%, 02/15/36 (a)	4,000	3,999
LB-UBS Commercial Mortgage Trust
Series 2005-C7 Class A2 5.10%, 11/15/30 (c)	10,000	9,947
		34,932
Total Mortgage-Backed Securities (Cost $74,034)		73,436
Asset-Backed Obligations 13.2% of net assets
Aria CDO I (Jersey) Ltd.
Series 1A-3 Class B1U5 6.26%, 10/10/06 (a)(b)(c)(d)	4,000	4,001
Chase Mortgage Finance Corp.
Series 2006-A1 Class 2A1 6.11%, 11/30/07 (b)(c)	25,000	25,017
Fremont Home Loan Trust
Series 2003-B Class M2 6.94%, 09/25/06 (b)(c)(d)	5,000	5,071
JP Morgan Alternative Loan Trust
Series 2006-A4 Class A1 5.95%, 07/27/09 (b)(c)	14,767	14,794
JP Morgan Mortgage Trust
Series 2006-S2 Class 3A7 6.25%, 07/25/36 (c)	4,890	4,943
Long Beach Mortgage Loan Trust
Series 2003–4 Class M3 7.47%, 09/25/06 (b)(c)	4,200	4,234
Main Street Warehouse Funding Trust
Series 2004-MSD 7.62%, 09/25/06 (a)(b)	4,000	4,003
Merrill Lynch Mortgage Investors, Inc.
Series 2004-WMC2 Class N1 4.50%, 12/25/34 (a)	243	240
Residential Asset Mortgage Products, Inc.
Series 2005-SL2 Class A1 6.00%, 06/25/17 (c)	2,876	2,894
Securitized Asset Backed NIM Trust
Series 2004-DO2 5.50%, 09/25/06 (a)	52	51
Student Loan Trust
Series 2003–2 Class A4 5.52%, 09/15/06 (b)(c)(d)	14,361	14,433
Total Asset-Backed Obligations (Cost $79,568)		79,681
Commercial Paper & Other Corporate Obligations 1.1% of net assets
Countrywide Financial Corp.
5.27%, 09/05/06	6,900	6,896
Total Commercial Paper & Other Corporate Obligation (Cost $6,896)		6,896

Security	Number of Shares	Value ($ x 1,000)
Preferred Stock 4.5% of net assets
Fannie Mae, Series J (b)(c)(d)	373,000	18,631
Fannie Mae, Series K (b)(c)(e)	27,000	1,349
RBS Capital Trust IV	4,000,000	4,022
UBS Preferred Funding Trust I (b)(c)*	2,000,000	2,220
Zurich Capital Trust I (a)(c)*	1,000,000	1,056
Total Preferred Stock (Cost $27,300)		27,278
Other Investment Company 0.1% of net assets
SSgA Prime Money Market Fund	627,027	627
Total Other Investment Company (Cost $627)		627

34    See financial notes.

Schwab Short-Term Bond Market Fund™

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
4.69%, 10/26/06	150	149
Total U.S. Treasury Obligation (Cost $149)		149

End of Investments.

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 29.9% of net assets
State Street Navigator Security Lending Prime Portfolio	180,080,000	180,080

End of collateral invested for securities on loan.

At August 31, 2006 the tax basis cost of the fund’s investments was $598,917, and the unrealized appreciation and depreciation were $2,109 and ($3,963), respectively, with a net unrealized depreciation of ($1,854).

In addition to the above, the fund held the following at August 31, 2006. All numbers are x 1,000 except number of futures contracts.

Futures Contracts
	Number of Contracts	Contract Value	Unrealized Gains
2 Years, Short, U.S. Treasury Note expires 12/29/06	(175)	35,760	51
5 Years, Short, U.S. Treasury Note expires 12/29/06	(150)	15,766	36
			87

*	Non-Income Producing Security.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $58,307 or 9.7% of net assets.

(b)	Variable-rate security.

(c)	Callable security.

(d)	All or a portion of this security is held as collateral for futures contracts.

(e)	All or a portion of this security is on loan.

See financial notes.    35

Schwab Short-Term Bond Market Fund™

Statement of

Assets and Liabilities

As of August 31, 2006. All numbers are x 1,000 except NAV.

Assets
Investments, at value including $173,800 of securities on loan (cost $598,901)		$597,063
Collateral invested for securities on loan		180,080
Receivables:
Fund shares sold		1,636
Interest		6,930
Dividends		159
Investments sold		100
Due from broker for futures		56
Prepaid expenses	+	5
Total assets		786,029

Liabilities
Collateral held for securities on loan		180,080
Payables:
Investments bought		1,076
Fund shares redeemed		1,294
Investment adviser and administrator fees		14
Transfer agent and shareholder services fees		12
Dividends to shareholders		1
Accrued expenses	+	38
Total liabilities		182,515

Net Assets
Total assets		786,029
Total liabilities	–	182,515
Net assets		$603,514

Net Assets by Source
Capital received from investors		619,946
Net investment income not yet distributed		19
Net realized capital losses		(14,700)
Net unrealized capital losses		(1,751)

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$603,514		60,924		$9.91

36    See financial notes.

Schwab Short-Term Bond Market Fund™

Statement of

Operations

For September 1, 2005 through August 31, 2006. All numbers are x 1,000.

Investment Income
Interest		$27,729
Dividends		1,112
Securities on loan	+	185
Total Investment Income		29,026

Net Realized Gains and Losses
Net realized losses on investments		(9,170)
Net realized losses on futures contracts	+	(577)
Net realized losses		(9,747)

Net Unrealized Gains and Losses
Net unrealized gains on investments		841
Net unrealized losses on futures contracts	+	(131)
Net unrealized gains		710

Expenses
Investment adviser and administrator fees		1,740
Transfer agent and shareholder service fees		1,533
Custodian fees		30
Portfolio accounting fees		55
Trustees’ fees		13
Shareholder reports		43
Registration fees		49
Professional fees		30
Other expenses	+	8
Total expenses		3,501
Expense reduction		–126
Custody credits		–3
Net expenses		3,372

Increase in Net Assets From Operations
Total investment income		29,026
Net expenses		–3,372
Net investment income		25,654
Net realized losses		(9,747)
Net unrealized gains	+	710
Increase in net assets from operations		$16,617

See financial notes.    37

Schwab Short-Term Bond Market Fund™

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers are x 1,000.

Operations

	9/1/05-8/31/06		9/1/04-8/31/05
Net investment income		$25,654	$21,018
Net realized losses		(9,747)	(2,776)
Net unrealized gains or losses	+	710	(7,082)
Increase in net assets from operations		16,617	11,160

Distributions Paid
Dividends from net investment income		25,878	21,575
Distributions from net realized gains	+	—	1,173
Total distributions		$25,878	$22,748

Transactions in Fund Shares

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		VALUE	SHARES	VALUE
Shares sold		16,711	$165,441	21,732	$219,771
Shares reinvested		2,013	19,918	1,713	17,284
Shares redeemed	+	(23,465)	(232,462)	(29,129)	(293,944)
Net transactions in fund shares		(4,741)	$(47,103)	(5,684)	$(56,889)

Shares Outstanding and Net Assets

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,665	$659,878	71,349	$728,355
Total decrease	+	(4,741)	(56,364)	(5,684)	(68,477)
End of period		60,924	$603,514	65,665	$659,878
Net investment income not yet distributed			$19		$17

38    See financial notes.

Schwab Total Bond Market FundTM

Financial Statements

Financial Highlights

	9/1/05— 8/31/06	9/1/04— 8/31/05	9/1/03— 8/31/04	9/1/02— 8/31/03	9/1/01— 8/31/02
Per-Share Data ($)
Net asset value at beginning of period	10.10	10.15	10.20	10.22	10.24
Income from investment operations:
Net investment income	0.47	0.35	0.31	0.34	0.47
Net realized and unrealized gains or losses	(0.31)	0.08	0.32	0.10	0.13
Total income from investment operations	0.16	0.43	0.63	0.44	0.60
Less distributions:
Dividends from net investment income	(0.47)	(0.36)	(0.33)	(0.37)	(0.46)
Distributions from net realized gains	(0.03)	(0.12)	(0.35)	(0.09)	(0.16)
Total distributions	(0.50)	(0.48)	(0.68)	(0.46)	(0.62)
Net asset value at end of period	9.76	10.10	10.15	10.20	10.22
Total return (%)	1.66	4.31	6.37	4.37	6.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.53	0.54	0.52	0.43	0.35
Gross operating expenses	0.53	0.54	0.54	0.54	0.57
Net investment income	4.68	3.49	3.08	3.36	4.66
Portfolio turnover rate	221	221	223	121	74
Net assets, end of period ($ x 1,000,000)	1,233	1,195	1,042	1,025	1,053

See financial notes.    39

Schwab Total Bond Market FundTM

Portfolio Holdings as of August 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1–800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
50.6%	Mortgage-Backed Securities	627,744	623,311
27.6%	Corporate Bonds	340,604	340,304
16.4%	U.S. Government Securities	201,129	201,929
9.4%	Asset-Backed Obligations	115,887	116,021
0.6%	Commercial Paper & Other Corporate Obligation	7,296	7,296
3.7%	Preferred Stock	45,284	45,286
—%	Other Investment Company	356	356
108.3%	Total Investments	1,338,300	1,334,503
14.7%	Collateral Invested for Securities on Loan		181,498
(23.0)%	Other Assets and Liabilities		(283,223)
100.0%	Net Assets		1,232,778

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Mortgage-Backed Securities 50.6% of net assets
Collateralized Mortgage Obligations 11.9%
ABN Amro Mortgage Corp.
Series 2003-7 Class A2
5.00%, 07/25/18 (e)	188	186
Banc of America Mortgage Securities
Series 2003–5 Class 2A1
5.00%, 07/25/18 (d)(e)	7,381	7,176
Series 2005–5 Class 2A1
5.00%, 06/25/20 (d)(e)	38,387	37,319
Chase Mortgage Finance Corp.
Series 2006-A1 Class 2A1
6.11%, 09/25/36 (e)	15,000	15,010
Countrywide Asset-Backed Certificates
Series 2003-J10 Class 2A1
5.00%, 11/25/18 (d)(e)	7,367	7,259
Deutsche Alternative A Securities, Inc.
Series 2005–6 Class LA3 5.50%, 12/25/35 (d)(e)	11,779	11,745
First Horizon Alternative Mortgage Securities
Series 2006-FA1 Class 1A3 5.75%, 04/25/36 (d)(e)	15,000	14,903
JP Morgan Alternative Loan Trust
Series 2006-S1 Class 1A16 6.00%, 03/25/36 (d)(e)	14,747	14,865
JP Morgan Mortgage Trust
Series 2006-S2 Class 3A7 6.25%, 07/25/36 (e)	9,781	9,886
Master Seasoned Securities Trust
6.20%, 09/25/17 (e)	1,097	1,113
Morgan Stanley Mortgage Loan Trust
Series 2004–9 Class 4A
5.60%, 09/01/06 (a)(d)(e)	9,050	9,062
Series 2004-9 Class 1A
6.22%, 11/25/34 (e)	608	610
Series 2006–2 Class 6A
6.50%, 02/25/36 (e)	7,216	7,299
Residential Asset Mortgage Products, Inc.
Series 2005-SL1 Class A4 6.00%, 05/25/32 (e)	4,355	4,331
Series 2005-SL2 Class A1 6.00%, 06/25/17 (e)	5,751	5,787
		146,551

Commercial Mortgage Backed Securities 9.8%
ACT Depositor Corp.
Series 2005-RR Class A1FL 5.63%, 09/22/06 (a)(c)(d)(e)	10,999	10,977
Banc of America Commercial Mortgage, Inc.
Series 2006–1 Class A2 5.33%, 09/10/45 (d)(e)	9,000	9,016
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR7 CIass A2 4.95%, 02/11/41 (d)(e)	7,500	7,377
Credit Suisse Mortgage Capital Certificates
Series CSMC 2006-C1 A2 5.51%, 08/14/10 (a)(d)(e)	19,000	19,146
Crown Castle Towers LLC
Series 2005–1 Class A
5.71%, 09/15/06 (a)(c)(d)	10,000	10,100
Series 2005–1 Class B
4.88%, 06/15/35 (c)	5,375	5,291
Global Signal Trust III
Series 2006–1 Class A1FL
5.55%, 09/15/06 (a)(c)	5,000	5,007
Series 2004–2 Class C
4.70%, 12/15/14 (c)	175	172
Series 2006–1
5.59%, 02/15/36 (c)	8,000	7,998
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3 Class A4 4.94%, 06/14/15 (a)(e)	12,930	12,446
LB-UBS Commercial Mortgage Trust
Series 2005-C7 Class A4
5.20%, 08/15/15 (a)(d)(e)	13,500	13,271
Series 2005-C7 Class A2
5.10%, 11/15/30 (d)(e)	15,000	14,920
Morgan Stanley Capital I
Series 2005-HQ7 Class A4 5.38%, 09/01/06 (a)(e)	5,000	4,935
		120,656

40    See financial notes.

Schwab Total Bond Market Fund™

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
U.S. Government Agency Mortgages 28.9%
Fannie Mae
4.76%, 02/23/08 (a)(d)	20,512	20,278
5.50%, 12/01/13 to 11/01/35	30,672	30,412
6.00%, 03/25/17 to 11/01/34	11,918	11,991
5.00%, 07/01/19 to 03/01/35	55,007	53,079
4.50%, 12/01/19 to 04/01/35	14,603	13,901
6.50%, 09/01/22 to 05/01/32(d)	6,734	6,879
6.50%, 02/01/32 to 05/01/35	13,469	13,700
6.00%, 01/01/33 to 04/01/33(d)	7,689	7,720
7.50%, 01/01/33 (d)	2,041	2,112
5.50%, 04/01/33 to 03/01/35(d)	54,799	53,914
Fannie Mae TBA
4.50%, 09/18/21	10,000	9,613
5.00%, 09/18/21 to 09/13/36	35,000	33,641
5.50%, 09/13/36	15,000	14,723
Federal Home Loan Mortgage Corp.
6.00%, 01/01/14	749	753
5.50%, 07/01/19 (d)	12,002	11,970
6.00%, 12/01/32 (d)	3,755	3,774
Freddie Mac
6.00%, 04/01/14 to 06/01/20	10,137	10,221
6.50%, 03/01/32 (d)	3,681	3,752
Ginnie Mae
7.00%, 10/15/22 to 07/15/35	10,576	10,928
7.00%, 03/15/31 to 12/15/31(d)	1,462	1,508
7.50%, 03/15/32 (d)	1,018	1,060
6.00%, 06/15/33 to 10/15/34	14,863	15,022
6.00%, 10/15/34 (d)	11,145	11,265
5.50%, 05/20/35	3,708	3,663
Ginnie Mae TBA
6.50%, 09/20/36	10,000	10,225
		356,104
Total Mortgage Backed Securities (Cost $627,744)		623,311
Corporate Bonds 27.6% of net assets
Finance 11.2%
Banking 6.9%
BBVA Bancomer Capital Trust I
5.38%, 07/22/15 (c)(d)(e)	3,000	2,979
Citibank Korea, Inc.
4.68%, 06/18/13	4,000	3,988
DBS Bank Ltd.
5.98%, 10/16/06 (a)(c)(e)	5,000	5,054
Deutsche Bank Capital Trust
7.30%, 09/29/06 (a)(f)	10,000	10,352
Fleet Capital Trust V
6.40%, 09/18/06 (a)(e)	5,000	5,006
HSBC Capital Funding LP
9.55%, 12/31/49 (c)(e)(f)	3,000	3,403
JP Morgan Chase Capital XIII
6.45%, 09/29/06 (a)(e)	2,000	2,013
JP Morgan Chase Capital XVIII
Cap Secs Ser R 6.95%, 08/17/36 (e)	2,000	2,112
JPM Capital Trust II
7.95%, 02/01/27 (e)	5,000	5,220
Mizuho Preferred Capital Co., L.L.C.
8.79%, 12/29/49 (c)(e)	5,000	5,273
Natexis Ambs Co. L.L.C.
8.44%, 12/29/49 (c)(e)	7,000	7,357
RBS Capital Trust IV
6.30%, 09/29/06 (a)(d)(e)	7,000	7,038
Resona Preferred Global Securities
7.19%, 12/29/49 (c)(e)	2,000	2,078
Santander Issuances S.A Unipersonal
5.77%, 09/20/06 (a)(c)(e)	5,000	5,007
Shinsei Finance Cayman Ltd
6.42%, 12/31/49 (c)(e)	2,000	1,979
Skandinaviska Enskilda Banken AB - UT2
8.13%, 09/06/06 (a)(c)(e)	2,000	2,000
Sovereign Bank
4.38%, 08/01/13 (e)	3,000	2,942
Sumitomo Mitsui Banking Corp.
5.63%, 07/29/49 (c)(e)	2,000	1,936
Tokai Preferred Capital Co. LLC
9.98%, 12/29/49 (c)(e)	3,925	4,216
UBS Preferred Funding Trust I
8.62%, 12/31/49 (e)	3,000	3,330
Zurich Capital Trust I
8.38%, 06/01/37 (c)(e)	2,000	2,113
		85,396
Finance Company 2.0%
General Electric Capital Corp.
5.59%, 09/15/06 (a)(d)	5,000	5,034
5.86%, 11/06/06 (a)	2,000	2,003
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (e)	6,000	5,959
International Lease Finance Corp.
5.73%, 10/02/06 (a)	5,000	5,018
Residential Capital Corp.
6.59%, 10/17/06 (a)	6,000	6,030
		24,044
Insurance 1.9%
Highmark, Inc.
6.80%, 08/15/13 (c)(e)	4,000	4,198
Loews Corp.
6.00%, 02/01/35 (e)	3,000	2,868
Oil Insurance Ltd.
7.56%, 12/29/49 (c)(e)	5,000	5,108
TIAA Global Markets, Inc.
5.60%, 10/12/06 (a)(c)	8,000	8,013

See financial notes.    41

Schwab Total Bond Market Fund™

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
ZFS Finance USA Trust III
6.48%, 09/15/06 (a)(c)(e)	3,000	3,011
		23,198
Real Estate Investment Trust 0.4%
iStar Financial, Inc.
5.65%, 09/15/11 (e)	2,000	1,995
Simon Property Group LP
5.75%, 12/01/15 (e)	3,000	3,007
		5,002
		137,640
Industrial 13.9%
Communications 6.0%
AirGate PCS, Inc.
9.26%, 10/15/06 (a)(d)(e)	7,000	7,192
Alamosa Delaware, Inc.
8.50%, 01/31/12 (d)(e)	3,725	3,967
America Movil SA de CV
5.75%, 01/15/15 (d)(e)	3,000	2,960
BellSouth Corp.
6.55%, 06/15/34 (d)(e)	2,000	1,961
Comcast Corp.
5.45%, 11/15/10 (e)	2,000	1,998
IWO Holdings, Inc.
9.26%, 10/15/06 (a)(e)	14,300	14,836
News America, Inc.
8.00%, 10/17/16	3,000	3,434
Nextel Partners, Inc.
8.13%, 07/01/11 (e)	8,741	9,222
Rogers Wireless Communications, Inc.
8.45%, 09/15/06 (a)(e)	2,850	2,932
TCI Communications, Inc.
9.80%, 02/01/12	4,000	4,716
Telecom Italia Capital SA
5.25%, 10/01/15 (e)	2,000	1,873
Telefonica Emisones SAU
5.71%, 09/20/06 (a)(e)	3,000	3,006
Telefonos de Mexico, S.A.
4.50%, 11/19/08 (e)	3,000	2,946
Time Warner Entertainment Co.
10.15%, 05/01/12	2,230	2,640
Ubiquitel Operating Co.
9.88%, 03/01/11 (e)	3,000	3,278
US Unwired, Inc.
10.00%, 06/15/12 (e)	2,000	2,210
Viacom, Inc.
5.75%, 04/30/11 (c)(e)	2,000	1,986
Vodafone Group PLC
5.50%, 06/15/11 (e)	3,000	2,994
		74,151
Consumer Cyclical 5.5%
Cummins, Inc.
9.50%, 12/01/10 (e)	2,000	2,109
CVS Corp.
6.13%, 08/15/16 (d)(e)	5,000	5,097
D.R. Horton, Inc.
8.50%, 04/15/12 (e)	3,000	3,146
Ford Motor Credit Co.
8.47%, 11/02/06 (a)(d)	11,000	11,107
7.20%, 06/15/07	1,000	1,002
General Motors Acceptance Corp.
6.41%, 10/16/06 (a)	1,230	1,229
6.46%, 10/16/06 (a)	4,000	3,976
6.24%, 11/20/06 (a)	5,185	5,172
5.13%, 05/09/08	1,800	1,751
GTech Holdings Corp.
4.50%, 12/01/09 (e)	3,744	3,746
5.25%, 12/01/14 (e)	2,500	2,506
KB Home
9.50%, 02/15/11 (e)	7,000	7,254
MGM Mirage, Inc.
7.25%, 10/15/06 (e)	5,500	5,527
Seminole Tribe of Florida
5.80%, 10/01/13 (c)	1,800	1,773
Toll Corp.
8.25%, 02/01/11 (b)(d)(e)	10,376	10,584
8.25%, 12/01/11 (b)(e)	1,855	1,901
		67,880
Consumer Non-Cyclical 0.2%
HCA, Inc.
5.25%, 11/06/08 (e)	3,000	2,962
Energy 2.0%
Amerada Hess Corp.
7.13%, 03/15/33 (d)(e)	3,000	3,286
ConocoPhillips
9.38%, 02/15/11 (d)	5,000	5,776
Delek & Avner-Yam Tethys Ltd.
6.59%, 11/01/06 (a)(c)(e)	2,465	2,465
Husky Oil Ltd.
8.90%, 08/15/28 (d)(e)	6,000	6,376
Premcor Refining Group, Inc.
9.50%, 02/01/13 (e)	3,000	3,278
XTO Energy, Inc.
7.50%, 04/15/12 (e)	3,000	3,267
		24,448
Transportation 0.2%
ERAC USA Finance Co.
5.74%, 10/30/06 (a)(c)	2,000	2,004
		171,445
Utilities 2.5%
Electric 1.2%
Centerpoint Energy Resources Corp.
7.88%, 04/01/13 (d)(e)	3,000	3,312
Duke Capital LLC
6.25%, 02/15/13 (b)(e)	2,000	2,030
Entergy Gulf States, Inc.
5.63%, 09/01/06 (a)(e)	2,400	2,398
4.88%, 11/01/11 (e)	3,000	2,861
Midamerican Energy Holdings Co.
6.13%, 04/01/36 (c)(e)	2,000	1,982
Nevada Power Co.
5.95%, 03/15/16 (c)(e)	2,500	2,486
		15,069
Natural Gas 1.3%
Duke Energy Field Services
5.38%, 10/15/15 (c)(e)	2,000	1,938
Enterprise Products Operating LP
6.38%, 02/01/13 (e)	3,000	3,066
8.38%, 08/01/66 (e)	3,000	3,133

42    See financial notes.

Schwab Total Bond Market Fund™

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Kinder Morgan, Inc.
6.80%, 03/01/08 (e)	3,000	3,050
Magellan Midstream Partners
5.65%, 10/15/16 (e)	3,000	2,931
Northwest Pipeline Corp
7.00%, 06/15/16 (c)(e)	2,000	2,032
		16,150
		31,219
Total Corporate Bonds (Cost $340,604)		340,304
U.S. Government Securities 16.4% of net assets
U.S. Government Agency Mortgages 2.7%
Fannie Mae
5.25%, 12/03/07 (d)	18,000	18,015
6.63%, 11/15/30	4,000	4,745
Federal Home Loan Bank
5.38%, 08/19/11 (b)	10,000	10,152
		32,912
U.S. Treasury Obligations 13.7%
Treasury Inflation Protection Security
1.88%, 07/15/13 (b)	20,436	19,937
2.00%, 07/15/14 (b)	10,763	10,567
U.S. Treasury Bill
4.93%, 11/09/06	500	489
U.S. Treasury Bonds
9.88%, 11/15/15 (b)	3,000	4,135
9.00%, 11/15/18 (b)	4,000	5,510
8.13%, 08/15/19 (b)	5,000	6,538
8.00%, 11/15/21 (b)	7,000	9,270
7.25%, 08/15/22 (b)	6,500	8,138
6.25%, 08/15/23 (b)	11,700	13,419
6.88%, 08/15/25 (b)	8,000	9,876
6.00%, 02/15/26 (b)	4,000	4,519
6.13%, 11/15/27 (b)	7,500	8,660
5.25%, 02/15/29 (b)	5,000	5,215
6.13%, 08/15/29 (b)	1,000	1,163
6.25%, 05/15/30 (b)	7,000	8,292
5.38%, 02/15/31 (b)	13,182	14,029
4.50%, 02/15/36 (b)	9,450	8,897
U.S. Treasury Notes
5.75%, 08/15/10 (b)	2,100	2,180
4.88%, 04/30/11 (b)	5,000	5,036
5.13%, 06/30/11 (b)	6,500	6,617
5.13%, 05/15/16 (b)	5,250	5,401
4.88%, 08/15/16 (b)	9,450	9,560
U.S. Treasury Strip Principal Notes
0.0, 08/15/25 (b)	4,000	1,569
		169,017
Total U.S. Government Securities (Cost $201,129)		201,929
Asset-Backed Obligations 9.4% of net assets
ABSC NIMs Trust
2005 Class A1 5.05%, 08/27/35 (c)(d)(e)	778	772
Aegis Asset Backed Securities Trust
Series 2003–1 Class A1
5.72%, 09/25/06 (a)(d)(e)	838	840
Series 2004–4
5.00%, 10/25/34 (d)(c)	659	655
Aria CDO I (Jersey) Ltd.
Series 1A-3 Class B1U5 6.26%, 10/10/06 (a)(c)(d)(e)	6,000	6,001
Bank of America Alternative Loan Trust
2006 4 Class 3CB6 6.00%, 05/25/36 (d)(e)	11,360	11,336
CDC Mortgage Capital Trust
Series 2003-HE2 Class M2 7.22%, 09/25/06 (a)(d)(e)	5,236	5,265
Chase Funding Mortgage Loan Asset-Backed
Series 2003–2 Class 2A2 5.60%, 09/25/06 (a)(d)(e)	1,877	1,882
Countrywide Asset-Backed Certificates
Series 2004–11 Class A2
5.70%, 09/25/06 (a)(d)(e)	10,647	10,676
Class 2001-BC3 Class M1
6.15%, 09/25/06 (a)(d)(e)	2,409	2,412
Series 2002–3 Class M1
6.45%, 09/25/06 (a)(d)(e)	4,000	4,005
Series 2004-BC1N Class N
5.50%, 04/25/35 (d)(c)	425	417
First Franklin Mortgage Loan Asset-Backed Certificates
Series 2002-FF3 Class A2 5.78%, 09/25/06 (a)(d)(e)	414	415
GMAC Mortgage Corp. Loan Trust
Series 2005-HE1 Class A1 5.38%, 09/25/06 (a)(d)(e)	10,000	10,007
Long Beach Mortgage Loan Trust
Series 2003–4 Class M3 7.47%, 09/25/06 (a)(e)	5,500	5,545
Main Street Warehouse Funding Trust
Series 2004-MSD 7.62%, 09/25/06 (a)(c)	7,000	7,006
Master Asset Backed Securities Trust
Series 2003-OPT1 Class A2 5.74%, 09/25/06 (a)(d)(e)	766	768
Option One Mortgage Loan Trust
Series 2003–6 Class A2 5.65%, 09/25/06 (a)(d)(e)	1,702	1,711
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class A2
5.71%, 09/25/06 (a)(d)(e)	1,416	1,419
Sequoia Mortgage Trust
Series 2004–4 Class B1
5.83%, 09/20/06 (a)(e)	3,900	3,906
Class 2004–4 Class B2
6.23%, 09/20/06 (a)(e)	3,120	3,125

See financial notes.    43

Schwab Total Bond Market Fund™

Portfolio Holdings continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Structured Asset Investment Loan Trust
Series 2003-BC1 Class A2
5.66%, 09/25/06 (a)(d)(e)	4,088	4,094
Series 2002-BC6 Class A2
5.67%, 09/25/06 (a)(d)(e)	2,540	2,547
Student Loan Trust
Series 2003–9 Class A4
5.53%, 09/15/06 (a)(e)	21,641	21,753
Series 2005–7 Class A1
5.49%, 10/25/06 (a)(e)	9,465	9,464
Total Asset-Backed Obligations (Cost $115,887)		116,021
Commercial Paper & Other Corporate Obligation 0.6% of net assets
Countrywide Financial Corp.
5.27%, 09/05/06	7,300	7,296
Total Commercial Paper & Other Corporate Obligation (Cost $7,296)		7,296

Security	Number of Shares	Value ($ x 1,000)
Preferred Stock 3.7% of net assets
CoBank, ACB	115,000	6,183
Fannie Mae, Series J	700,000	34,965
Sovereign Real Estate Investment Corp	2,993,000	4,138
Total Preferred Stock (Cost $45,284)		45,286

Security	Number of Shares	Value ($ x 1,000)
Other Investment Company 0.0% of net assets
SSgA Prime Money Market Fund
	356,106	356
Total Other Investment Company (Cost $356)		356

End of Investments.

Security	Number of Shares	Value ($ x 1,000)
Collateral Invested for Securities on Loan 14.7% of net assets
State Street Navigator Security Lending Prime Portfolio	181,498,009	181,498

End of collateral invested for securities on loan.

At August 31, 2006 the tax basis cost of the fund’s investments was $1,342,681, and the unrealized appreciation and depreciation was $7,190, and ($15,368), respectively, with a net unrealized depreciation of ($8,178).

In addition to the above, the fund held the following at 08/31/06. All numbers are x 1,000 except number of futures contracts.

Futures Contracts
	Number of Contracts	Contract Value	Unrealized Gains
10 Years, Long, U.S. Treasury Note expires 12/19/06	100	10,738	42
2 Years, Long, U.S. Treasury Note expires 12/29/06	600	122,606	176
5 Years, Long, U.S. Treasury Note expires 12/29/06	300	31,533	72
			290

(a)	Variable-rate security.

(b)	All or a portion of this security is on loan.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $134,787 or 10.9% of net assets.

(d)	All or a portion of this security is held as collateral for futures contracts.

(e)	Callable security.

44    See financial notes.

Schwab Total Bond Market Fund™

Statement of

Assets and Liabilities

As of August 31, 2006. All numbers are x 1,000 except NAV.

Assets
Investments, at value including $174,369 of securities on loan (cost $1,338,300)		$1,334,503
Collateral invested for securities on loan		181,498
Receivables:
Investments sold		31,521
Fund shares sold		376
Dividends		352
Due from brokers for futures		183
Interest		9,060
Income from securities on loan		7
Prepaid expenses	+	10
Total assets		1,557,510

Liabilities
Collateral held for securities on loan		181,498
Payables:
Investments bought		141,627
Investment adviser and administrator fees		26
Transfer agent and shareholder services fees		25
Fund shares redeemed		1,441
Dividends to shareholders		56
Accrued expenses	+	59
Total liabilities		324,732

Net Assets
Total assets		1,557,510
Total liabilities		–324,732
Net assets		$1,232,778

Net Assets by Source
Capital received from investors		1,254,561
Net investment income not yet distributed		34
Net realized capital losses		(18,310)
Net unrealized capital losses		(3,507)

Net Asset Value (NAV)

Net Assets	÷	Shares Outstanding	=	NAV
$1,232,778		126,251		$9.76

See financial notes.    45

Schwab Total Bond Market Fund™

Statement of

Operations

For September 1, 2005 through August 31, 2006. All numbers are x 1,000.

Investment Income
Interest		$60,249
Dividends		2,217
Securities on loan	+	285
Total Investment Income		62,751

Net Realized Gains and Losses
Net realized losses on investments		(12,391)
Net realized losses on futures contracts	+	(2,285)
Net realized losses		(14,676)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(20,597)
Net unrealized losses on futures contracts	+	(462)
Net unrealized losses		(21,059)

Expenses
Investment adviser and administrator fees		3,048
Transfer agent and shareholder service fees		3,009
Custodian fees		72
Portfolio accounting fees		85
Registration fees		61
Shareholder reports		44
Professional fees		30
Trustees’ fees		17
Other expenses	+	14
Total expenses		6,380
Custody credits		–2
Net expenses		6,378

Increase in Net Assets from Operations
Total investment income		62,751
Net expenses		–6,378
Net investment income		56,373
Net realized losses		(14,676)
Net unrealized losses	+	(21,059)
Increase in net assets from operations		$20,638

46    See financial notes.

Schwab Total Bond Market Fund™

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers are x 1,000.

Operations

	9/1/05-8/31/06		9/1/04-8/31/05
Net investment income		$56,373	$38,879
Net realized gains or losses		(14,676)	10,110
Net unrealized losses	+	(21,059)	(1,074)
Increase in net assets from operations		20,638	47,915

Distributions Paid
Dividends from net investment income		57,742	39,723
Distribution from net realized gains	+	3,285	12,616
Total distributions		$61,027	$52,339

Transactions in Fund Shares

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		VALUE	SHARES	VALUE
Shares sold		26,420	$258,784	28,889	$290,930
Shares reinvested		5,787	56,546	4,886	49,199
Shares redeemed	+	(24,280)	(237,202)	(18,125)	(182,458)
Net transactions in fund shares		7,927	$78,128	15,650	$157,671

Shares Outstanding and Net Assets

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		118,324	$1,195,039	102,674	$1,041,792
Total increase	+	7,927	37,739	15,650	153,247
End of period		126,251	$1,232,778	118,324	$1,195,039
Net investment income not yet distributed			$34		$35

See financial notes.    47

Schwab GNMA FundTM

Financial Statements

Financial Highlights

Investor Shares	9/1/05— 8/31/06	9/1/04— 8/31/05	9/1/03— 8/31/04	3/3/03[1] 8/31/03
Per Share Data ($)
Net asset value at beginning of period	9.72	9.78	9.69	10.00
Income from investment operations:
Net investment income	0.41	0.35	0.16	0.06
Net realized and unrealized gains or losses	(0.25)	(0.02)	0.26	(0.17)
Total income or loss from investment operations	0.16	0.33	0.42	(0.11)
Less distributions:
Dividends from net investment income	(0.44)	(0.39)	(0.33)	(0.20)
Net asset value at end of period	9.44	9.72	9.78	9.69
Total return (%)	1.74	3.47	4.39	(1.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.74	0.74	0.51	—
Gross operating expenses	0.98	1.03	1.11	0.99 [3]
Net investment income	4.30	3.59	1.89	1.37 [3]
Portfolio turnover rate	126	131	199	105 [2]
Net assets, end of period ($ x 1,000,000)	15	17	18	21

Select Shares	9/1/05— 8/31/06	9/1/04— 8/31/05	9/1/03— 8/31/04	3/3/03[1] 8/31/03
Per Share Data ($)
Net asset value at beginning of period	9.72	9.78	9.69	10.00
Income from investment operations:
Net investment income	0.43	0.37	0.17	0.06
Net realized and unrealized gains or losses	(0.25)	(0.02)	0.26	(0.17)
Total income or loss from investment operations	0.18	0.35	0.43	(0.11)
Less distributions:
Dividends from net investment income	(0.46)	(0.41)	(0.34)	(0.20)
Net asset value at end of period	9.44	9.72	9.78	9.69
Total return (%)	1.93	3.67	4.53	(1.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	0.55	0.37	—
Gross operating expenses	0.84	0.88	0.96	0.83 [3]
Net investment income	4.49	3.80	2.03	1.37 [3]
Portfolio turnover rate	126	131	199	105 [2]
Net assets, end of period ($ x 1,000,000)	23	24	19	28

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

48    See financial notes.

Schwab GNMA Fund™

Portfolio Holdings as of August 31, 2006

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1–800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
99.8%	Mortgage-Backed Securities	37,648	37,283
0.1%	Asset-Backed Obligations	42	42
0.5%	Corporate Bonds	187	188
—%	U.S. Government Security	10	10
1.3%	Commercial Paper & Other Corporate Obligations	500	500
3.0%	Other Investment Company	1,117	1,117
104.7%	Total Investments	39,504	39,140
(4.7)%	Other Assets and Liabilities		(1,772)
100.0%	Net Assets		37,368

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Mortgage-Backed Securities 99.8% of net assets
U.S. Government Agency Mortgages 99.8%
Ginnie Mae
5.00%, 02/15/18 to 07/15/35(a)	5,960	5,794
5.00%, 06/15/18 to 04/15/34	478	466
5.50%, 11/15/18 to 05/20/35(a)	10,277	10,198
5.50%, 02/15/35	22	22
6.00%, 04/15/28 to 12/15/33(a)	2,242	2,268
6.50%, 05/15/24 to 10/15/32(a)	1,715	1,755
7.00%, 11/15/23 to 08/15/31(a)	620	639
7.00%, 05/15/28 to 01/15/31	283	292
7.50%, 07/15/23 to 08/15/26(a)	320	333
7.50%, 03/15/28	5	5
8.00%, 12/15/06 to 08/15/09	73	75
8.00%, 05/15/08 (a)	40	41
8.50%, 08/15/27 to 12/15/29	44	48
9.00%, 09/20/15 to 12/20/30	629	675
9.00%, 12/20/16 to 04/20/17(a)	973	1,039
Ginnie Mae TBA
5.50%, 09/20/36	2,000	1,981
6.00%, 10/19/36	7,000	7,059
6.50%, 11/20/36	4,500	4,593
Total Mortgage Backed Securities (Cost $37,648)		37,283
Asset-Backed Obligations 0.1% of net assets
Fixed-Rate Obligations 0.1%
Countrywide Asset-Backed Certificates
5.85%, 03/26/33 (b)	39	39
Novastar NIM Trust
3.97%, 03/25/35 (c)	1	1
Sharps SP I L.L.C. Net Interest Margin Trust
5.43%, 10/25/34	3	2
Total Asset-Backed Obligations (Cost $42)		42
Corporate Bonds 0.5% of net assets
Communications 0.4%
IWO Holdings, Inc.
9.26%, 10/15/06 (a)(b)(d)	150	155
Energy 0.1%
Premcor Refining Group, Inc.
9.25%, 02/01/10 (d)	31	33
Total Corporate Bonds (Cost $187)		188
U.S. Government Security 0.0% of net assets
U.S. Treasury Bill
4.93%, 11/09/06	10	10
Total U.S. Government Securities (Cost $10)		10
Commercial Paper & Other Corporate Obligations 1.3% of net assets
Countrywide Financial Corp.
5.27%, 09/05/06	500	500
Total Commercial Paper & Other Corporate Obligations (Cost $500)		500

See financial notes.    49

Schwab GNMA Fund™

Portfolio Holdings as of August 31, 2006 continued

Security	Number of Shares	Value ($ x 1,000)
Other Investment Company 3.0% of net assets
SSgA Prime Money Market Fund	1,116,943	1,117
Total Other Investment Company (Cost $1,117)		1,117

End of Investments.

At August 31, 2006 the tax basis cost of the fund’s investments was $39,527, and the unrealized appreciation and depreciation were $91 and ($478), respectively, with a net unrealized depreciation of ($387).

In addition to the above, the fund held the following at 8/31/06. All numbers are x1,000 except number of futures contracts.

Futures Contracts
	Number of Contracts	Contract Value	Unrealized Losses
10 Years, Short, U.S. Treasury Note, expires 12/19/06	(5)	537	(3)

(a)	All or a portion of this security is held as collateral for futures contracts.

(b)	Variable-rate security.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1 or 0.0% of net assets.

(d)	Callable Security.

50    See financial notes.

Schwab GNMA Fund™

Statement of

Assets and Liabilities

As of August 31, 2006. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $39,504)		$39,140
Receivables:
Fund shares sold		72
Investments sold		11,796
Interest		181
Prepaid expenses	+	1
Total assets		51,190

Liabilities
Payables:
Investments bought		13,659
Investment adviser and administrator fees		1
Transfer agent and shareholder services fees		1
Due to brokers for futures		1
Fund shares redeemed		127
Accrued expenses	+	33
Total liabilities		13,822

Net Assets
Total assets		51,190
Total liabilities	–	13,822
Net assets		$37,368

Net Assets by Source
Capital received from investors		40,139
Net investment income not yet distributed		20
Net realized capital losses		(2,424)
Net unrealized capital losses		(367)

Net Asset Value (NAV) by Share Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$14,690		1,557		$9.44
Select Shares	$22,678		2,403		$9.44

See financial notes.    51

Schwab GNMA Fund™

Statement of

Operations

For September 1, 2005 through August 31, 2006. All numbers are x 1,000.

Investment Income
Interest		$1,936
Dividends	+	20
Total Investment Income		1,956

Net Realized Gains and Losses
Net realized losses on investments		(241)
Net realized gains on futures contracts	+	34
Net realized losses		(207)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(843)
Net unrealized gains on futures contracts	+	12
Net unrealized losses		(831)

Expenses
Investment adviser and administrator fees		175
Transfer agent and shareholder service fees:
Investor Shares		40
Select Shares		23
Trustees’ fees		9
Custodian fees		12
Portfolio accounting fees		41
Professional fees		30
Registration fees		17
Other expenses	+	1
Total expenses		348
Expense reduction		–104
Net expenses		244

Increase in Net Assets from Operations
Total investment income		1,956
Net expenses		–244
Net investment income		1,712
Net realized losses		(207)
Net unrealized losses	+	(831)
Increase in net assets from operations		$674

52    See financial notes.

Schwab GNMA Fund™

Statements of

Changes in Net Assets

For the current and prior report periods. All numbers are x 1,000.

Operations

	9/1/05-8/31/06		9/1/04-8/31/05
Net investment income		$1,712	$1,392
Net realized gains or losses		(207)	40
Net unrealized losses	+	(831)	(123)
Increase in net assets from operations		674	1,309

Distributions Paid
Dividends from Net Investment Income
Investor Shares		735	706
Select Shares	+	1,112	850
Total dividends from net investment income		$1,847	$1,556

Transactions in Fund Shares

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		VALUE	SHARES	VALUE
Shares Sold
Investor Shares		402	$3,824	454	$4,425
Select Shares	+	776	7,334	1,297	12,621
Total shares sold		1,178	$11,158	1,751	$17,046

Shares Reinvested
Investor Shares		65	$613	59	$563
Select Shares	+	85	810	65	629
Total shares reinvested		150	$1,423	124	$1,192

Shares Redeemed
Investor Shares		(628)	$(5,948)	(595)	$(5,787)
Select Shares	+	(926)	(8,769)	(825)	(8,034)
Total shares redeemed		(1,554)	$(14,717)	(1,420)	$(13,821)

Net transactions in fund shares		(226)	$(2,136)	455	$4,417

Shares Outstanding and Net Assets

	9/1/05-8/31/06			9/1/04-8/31/05
	SHARES		NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,186	$40,677	3,731	$36,507
Total increase or decrease	+	(226)	(3,309)	455	4,170
End of period		3,960	$37,368	4,186	$40,677
Net investment income not yet distributed			$20		$19

See financial notes.    53

Schwab Inflation Protected FundTM

Financial Statements

Financial Highlights

Investor Shares	3/31/06[1]— 8/31/06
Per Share Data ($)
Net asset value at beginning of period	10.00
Income from investment operations:
Net investment income	0.29
Net realized and unrealized gains	0.01
Total income from investment operations	0.30
Less distributions:
Dividends from net investment income	(0.29)
Net asset value at end of period	10.01
Total return (%)	3.07	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.41	[3]
Gross operating expenses	0.92	[3]
Net investment income	6.91	[3]
Portfolio turnover rate	2	[2]
Net assets, end of period ($ x 1,000,000)	16

Select Shares	3/31/06[1]— 8/31/06
Per Share Data ($)
Net asset value at beginning of period	10.00
Income from investment operations:
Net investment income	0.30
Net realized and unrealized gains	0.01
Total income from investment operations	0.31
Less distributions:
Dividends from net investment income	(0.30)
Net asset value at end of period	10.01
Total return (%)	3.11	[2]

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.36	[3]
Gross operating expenses	0.76	[3]
Net investment income	7.06	[3]
Portfolio turnover rate	2	[2]
Net assets, end of period ($ x 1,000,000)	44

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

54    See financial notes.

Schwab Inflation Protected Fund™

Portfolio Holdings as of August 31, 2006,

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1–800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

Holdings by Category		Cost ($ x 1,000)	Value ($ x 1,000)
88.7%	U.S. Government Securities	52,548	52,729
7.1%	Corporate Bonds	4,196	4,202
3.4%	Commercial Paper & Other Corporate Obligations	2,048	2,048
0.3%	Preferred Stock	150	150
0.1%	Other Investment Company	85	85
99.6%	Total Investments	59,027	59,214
0.4%	Other Assets and Liabilities		241
100.0%	Net Assets		59,455

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
U.S. Government Securities 88.7% of net assets
U.S. Treasury Obligations 88.7%
U.S. Treasury Inflation Protected Security
3.38%, 01/15/07	7,043	7,042
3.63%, 01/15/08	3,768	3,818
3.88%, 01/15/09	1,237	1,279
4.25%, 01/15/10	3,618	3,846
3.50%, 01/15/11	3,497	3,677
2.38%, 04/15/11	4,906	4,928
3.00%, 07/15/12	3,385	3,524
1.88%, 07/15/13	1,105	1,078
1.88%, 07/15/15	6,780	6,578
2.00%, 01/15/16	4,600	4,505
2.00%, 01/15/26	10,631	10,244
3.63%, 04/15/28	627	782
3.38%, 04/15/32	1,143	1,428
Total U.S. Government Securities (Cost $52,548)		52,729
Corporate Bonds 7.1% of net assets
Finance 3.8%
Banking 3.4%
Bayerische Landesbank Girozentrale
4.92%, 11/16/06 (a)	1,000	994
Citibank Korea, Inc.
4.68%, 06/18/08	500	499
HUBCO Capital Trust I, Inc.
8.98%, 02/01/27 (b)	200	211
Mizuho JGB Investment LLC
9.87%, 06/30/08 (a)(b)(c)	200	215
Sovereign Capital Trust I
9.00%, 04/01/27 (b)	100	105
		2,024
Insurance 0.4%
Marsh & McLennan Cos., Inc.
5.64%, 10/13/06 (a)	200	200
		2,224
Industrial 3.0%
Communications 1.1%
AirGate PCS, Inc.
9.26%, 10/15/06 (a)(b)	200	205
Liberty Media Corp.
6.83%, 09/15/06 (a)	100	100
Nextel Partners, Inc.
8.13%, 07/01/11 (b)	100	106
Rogers Wireless Communications, Inc.
8.45%, 09/15/06 (a)	200	206
US Unwired, Inc.
10.00%, 06/15/08	50	55
		672
Consumer Cyclical 1.4%
Caesars Entertainment, Inc.
9.38%, 02/15/07	100	101
Cummins, Inc.
9.50%, 12/01/10 (b)	200	211
D.R. Horton, Inc.
8.50%, 04/15/12 (b)	100	105
DaimlerChrysler NA Holding Corp.
5.49%, 09/07/06 (a)	200	200
Ford Motor Credit Co.
6.50%, 01/25/07	100	100
MGM Mirage, Inc.
9.75%, 06/01/07	100	103
		820
Energy 0.5%
Energen Corp.
5.76%, 11/15/06 (a)	100	100
Premcor Refining Group
9.25%, 02/01/10 (b)	175	186
		286
		1,778

See financial notes.    55

Schwab Inflation Protected Fund™

Portfolio Holdings as of August 31, 2006, continued

Security Rate, Maturity Date	Face Amount ($ x 1,000)	Value ($ x 1,000)
Utilities 0.3%
Electric 0.3%
Dominion Resources, Inc.
5.79%, 09/28/06 (a)	200	200
Total Corporate Bonds (Cost $4,196)		4,202
Commercial Paper & Other Corporate Obligations 3.4% of net assets
Countrywide Financial Corp.
5.27%, 09/05/06	300	300
UBS Finance (Delaware), Inc.
5.24%, 09/05/06	500	499
Viacom, Inc.
5.55%, 09/05/06	1,250	1,249
Total Commercial Paper & Other Corporate Obligations (Cost $2,048)		2,048

Security	Number of Shares	Value ($ x 1,000)
Preferred Stock 0.3% of net assets
Fannie Mae, Series J	3,000	150
Total Preferred Stock (Cost $150)		150

Security	Number of Shares	Value ($ x 1,000)
Other Investment Company 0.1% of net assets
SSgA Prime Money Market Fund
	84,632	85
Total Other Investment Company (Cost $85)		85

End of Investments.

At August 31, 2006 the tax basis cost of the fund’s investments was $59,027, and the unrealized appreciation and depreciation was $187 and ($0), respectively, with a net unrealized appreciation of $187.

(a)	Variable-rate security.

(b)	Callable security

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $215 or 0.4% of net assets.

56    See financial notes.

Schwab Inflation Protected Fund™

Statement of

Assets and Liabilities

As of August 31, 2006. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $59,027)		$59,214
Receivables:
Fund shares sold		140
Dividends		1
Interest	+	278
Total assets		59,633

Liabilities
Payables:
Investment adviser and administrator fees		24
Transfer agent and shareholder services fees		9
Fund shares redeemed		120
Accrued expenses	+	25
Total liabilities		178

Net Assets
Total assets		59,633
Total liabilities		–178
Net assets		$59,455

Net Assets by Source
Capital received from investors		59,268
Net unrealized capital gains		187

Net Asset Value (NAV) by Share Class

Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$15,649		1,564		$10.01
Select Shares	$43,806		4,378		$10.01

See financial notes.    57

Schwab Inflation Protected Fund™

Statement of

Operations

For March 31, 2006 (commencement of operations) through August 31, 2006. All numbers x 1,000.

Investment Income
Interest		$1,325
Dividends	+	14
Total Investment Income		1,339

Net Unrealized Gains and Losses
Net unrealized gains on investments		187

Expenses
Investment adviser and administrator fees		72
Transfer agent and shareholder service fees:
Investor Shares		15
Select Shares		12
Registration fees		19
Professional fees		17
Trustees’ fees		5
Custodian fees		2
Portfolio accounting fees		2
Shareholder reports		3
Other expenses	+	1
Total expenses		148
Expense reduction		–80
Net expenses		68

Increase in Net Assets from Operations
Total investment income		1,339
Net expenses		–68
Net investment income		1,271
Net unrealized gains	+	187
Increase in net assets from operations		$1,458

58    See financial notes.

Schwab Inflation Protected Fund™

Statements of

Changes in Net Assets

For the current report period only. Because the fund commenced operations on
March 31, 2006, it has no prior report period. All numbers x 1,000.

Operations

	3/31/06-8/31/06
Net investment income		$1,271
Net unrealized gains	+	187
Increase in net assets from operations		1,458

Distributions Paid
Dividends from Net Investment Income
Investor Shares		413
Select Shares	+	858
Total dividends from net investment income		$1,271

Transactions in Fund Shares

	3/31/06-8/31/06
	SHARES		VALUE
Shares Sold
Investor Shares		1,632	$16,291
Select Shares	+	4,427	44,141
Total shares sold		6,059	$60,432

Shares Reinvested
Investor Shares		36	$364
Select Shares	+	60	594
Total shares reinvested		96	$958

Shares Redeemed
Investor Shares		(104)	$(1,038)
Select Shares	+	(109)	(1,084)
Total shares redeemed		(213)	$(2,122)

Net transactions in fund shares		5,942	$59,268

Shares Outstanding and Net Assets

	3/31/06-8/31/06
	SHARES		NET ASSETS
Beginning of period		—	$—
Total increase	+	5,942	59,455
End of period		5,942	$59,455
Net investment income not yet distributed		—	$—

See financial notes.    59

Schwab Bond Funds

Financial Notes

1.	Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Investments, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990) Schwab YieldPlus Fund® Schwab Short-Term Bond Market Fund™ Schwab Total Bond Market Fund™ Schwab GNMA Fund™ Schwab Inflation Protected Fund™
Schwab 1000 Index® Fund
Schwab Tax-Free YieldPlus Fund™
Schwab Short/Intermediate Tax-Free Bond Fund™
Schwab Long-Term Tax-Free Bond Fund™
Schwab California Tax-Free YieldPlus Fund™
Schwab California Short/Intermediate Tax-Free Bond Fund™
Schwab California Long-Term Tax-Free Bond Fund™

The Schwab YieldPlus Fund, Schwab GNMA Fund and Schwab Inflation Protected Fund offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund each offers one share class. The Schwab Inflation Protected Fund commenced operations on March 31, 2006.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

(a)	Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

Securities for which no quoted value is available: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees. In the determination of a fair valuation the guidelines include, but are not limited, to the use of analytical data, business conditions, recent trades, general and/or specific market trends and any emergency or significant events that would have a material impact on the value of the security.

Futures: open contracts are valued at their settlement prices as of the close of their exchanges. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Swap agreements: swaps may be valued based on a model that constructs curves, such as swap yield curves, based on market data, and that uses the curves to calculate process. Or swaps may be valued based on dealer quotes.

Short-term securities (60 days or less to maturity): valued at amortized cost.

Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

(b)	Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

60

Schwab Bond Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required (“variation margin”).

Swap Agreements: The funds may enter into swap agreements. In these transactions, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the term of the swap is specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six months.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

TBA: The funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in a fund’s other assets.

Mortgage Dollar Roll: The funds may enter into mortgage dollar roll transactions. In these transactions, a fund sells mortgage-backed securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity. Dollar roll transactions involve the risk that the market value of the security sold short by the fund may decline below the repurchase price of similar securities.

Short Sale: The funds may also sell securities short (sell securities they do not own). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts as collateral. If the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceeds amounts recorded in the Statements of Assets and Liabilities.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund’s records.

Repurchase Agreement: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

    61

Schwab Bond Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

(c)	Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d)  Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e)	Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f)	Distributions to Shareholders:

The funds declare dividends every day they are open for business. These dividends, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

(g)	Borrowing:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

(h)	Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts are disclosed in the statement of operations as a reduction to the fund’s total expenses.

62

Schwab Bond Funds

Financial Notes (continued)

2.  Significant Accounting Policies (continued):

(i)	Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(j)	Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(k)	Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l)	New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the funds financial statements.

3.	Affiliates and Affiliated Transactions: (All dollar amounts are × 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (“Schwab”), an affiliate of the investment adviser and is the trust’s shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets	YieldPlus Fund	Short-Term Bond Market Fund	Total Bond Market Fund	GNMA Fund	Inflation Protected Fund
First $500 million	0.35%	0.30%	0.30%	0.45%	0.40%
Over $500 million	0.30%	0.22%	0.22%	0.40%	0.35%
Over $1 billion	n/a	n/a	n/a	0.375%	0.33%

Prior to November 15, 2004, the advisory and administrative service fees for the Schwab GNMA Fund were calculated as 0.45% of average daily net assets.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees
Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%

    63

Schwab Bond Funds

Financial Notes (continued)

3.  Affiliates and Affiliated Transactions (continued):

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with certain funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through November 14, 2006, as follows:

	YieldPlus Fund	Short-Term Bond Market Fund	Total Bond Market Fund	GNMA Fund	Inflation Protected Fund**
Investor Shares	n/a	0.55%	0.55%	0.74%	0.65%
Select Shares*	n/a	n/a	n/a	0.55%	0.50%

*	Select Shares are only offered by YieldPlus Fund GNMA Fund and Inflation Protected Fund.

**	Schwab and the investment adviser have further agreed to limit the expenses of both Investor Shares and Select Shares of Inflation Protected Fund to 0.00% from 3/31/06 (Commencement of operation) to 5/31/06.

The funds may engage in certain transactions involving affiliates. For instance, a fund may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios and Schwab Target Funds. As of August 31, 2006, the percentages of Schwab Bond Funds shares owned by other Schwab Funds are:

	Total Bond Market Fund	YieldPlus Fund
MarketTrack Growth Portfolio	8.4%	—%
MarketTrack Balanced Portfolio	14.7%	—%
MarketTrack Conservative Portfolio	13.5%	—%
MarketTrack Growth Portfolio II	0.5%	—%
Target 2010 Fund	1.5%	0.0%*
Target 2020 Fund	1.6%	0.0%*
Target 2030 Fund	0.8%	0.0%*
Target 2040 Fund	0.3%	0.0%*
Retirement Income Fund	1.4%	0.1%

*	Less than 0.1%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of August 31, 2006, each fund’s total security transactions with other Schwab Funds were as follows:

YieldPlus Fund	$85,161
Short-Term Bond Market Fund	71,717
Total Bond Market Fund	99,511
GNMA Fund	—
Inflation Protected Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/or directors of the investment adviser CSIM or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

64

Schwab Bond Funds

Financial Notes

4.	Purchases and Sales of Investment Securities: (All dollar amounts are × 1,000)

For the fiscal year ended August 31, 2006, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Long-Term Securities	Sales/Maturities of Long-Term Securities	Purchase of Long-Term U.S. Government Security transactions	Sales/Maturities of Long-Term U.S. Government Security transactions
YieldPlus Fund	$5,260,914	$3,115,480	$178,556	$61,466
Short-Term Bond Market Fund	264,746	338,255	734,070	725,486
Total Bond Market Fund	2,096,160	1,963,873	733,404	770,344
GNMA Fund	43,106	35,880	6,939	20,448
Inflation Protected Fund	5,208	996	51,959	—

5.	Federal Income Taxes: (All dollar amounts are × 1,000)

As of August 31, 2006, the components of distributable earnings on a tax-basis were as follows:

	YieldPlus Fund	Short-Term Bond Market Fund	Total Bond Market Fund	GNMA Fund	Inflation Protected Fund
Undistributed ordinary income	$860	$20	$90	$20	$—
Undistributed long-term capital gains	—	—	—	—	—
Unrealized appreciation	20,597	2,109	7,190	91	187
Unrealized depreciation	(30,702)	(3,963)	(15,368)	(478)	—
Net unrealized appreciation/ (depreciation)	$(10,105)	$(1,854)	$(8,178)	$(387)	$187

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.

Capital loss carry forwards that may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2006, the following funds had capital loss carry forwards expiring in:

Expire	YieldPlus Fund	Short-Term Bond Market Fund	Total Bond Market Fund	GNMA Fund	Inflation Protected Fund
2009	$—	$—	$—	$—	$—
2010	287	—	—	—	—
2011	47,204	—	—	—	—
2012	7,223	—	—	1,405	—
2013	7,728	—	—	537	—
2014	—	5,711	3,580	185	—
	$62,442	$5,711	$3,580	$2,127	$—

    65

Schwab Bond Funds

Financial Notes (continued)

5.  Federal Income Taxes (continued):

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2006, the funds had aggregate deferred realized capital losses as follows:

	YieldPlus Fund	Short-Term Bond Market Fund	Total Bond Market Fund	GNMA Fund	Inflation Protected Fund
Deferred capital losses	$93	$8,885	$10,060	$276	$—
Capital losses utilized	$3,093	—	—	—	—

The tax-basis components of distributions paid during the current and prior fiscal years were:

	YieldPlus Fund	Short-Term Bond Market Fund	Total Bond Market Fund	GNMA Fund	Inflation Protected Fund
Current period distributions
Ordinary income	$315,538	$25,878	$61,027	$1,847	$1,271
Long-term capital gains	—	—	—	—	—
Return of capital	—	—	—	—	—

Prior period distributions
Ordinary income	156,951	21,575	46,323	1,556	—
Long-term capital gains	—	1,173	6,016	—	—
Return of capital	—	—	—	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2006, the funds made the following reclassifications:

	YieldPlus Fund	Short-Term Bond Market Fund	Total Bond Market Fund	GNMA Fund	Inflation Protected Fund
Capital shares	—	—	—	—	—
Undistributed net investment income	$2,687	$226	$1,368	$136	—
Net realized capital gains and losses	$(2,687)	$(226)	$(1,368)	$(136)	$—

6.	Contingencies:

In December 2003, Enron Corp. brought an Adversary Proceeding in its Chapter 11 bankruptcy filing against numerous financial entities, including Schwab YieldPlus Fund. The Adversary Proceeding alleges that the proceeds of certain sales transactions in Enron commercial paper should be treated as early redemptions and returned to the Enron bankruptcy estate. Enron seeks the avoidance of a sale of commercial paper by the Schwab YieldPlus Fund in the amount of $9,087,260, plus interest in the amount of approximately $1,260,000.

On June 15, 2005, the bankruptcy court denied the financial entities’ motion to dismiss. Schwab YieldPlus Fund together with other financial institutions are currently seeking to appeal the decision.

It is not possible at this time to predict whether the litigation will have any material adverse effect on the fund.

66

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab YieldPlus Fund, Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund, and Schwab Inflation Protected Fund (the “Funds”) at August 31, 2006, the results of each of their operations for the period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 20, 2006

    67

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement at meetings held on May 2, 2006, May 24, 2006 and June 12, 2006, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 12, 2006. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the trustees had last considered approval of the Agreement. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the

68

performance of each fund, the trustees considered both market risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s cost structure, including cost savings, technology investments and increased operating efficiencies and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s commitments, which may be changed only with Board approval: (i) to reduce contractual advisory fees or add breakpoints for certain funds, and (ii) to implement, by means of expense limitation agreement, reductions in net overall expenses for certain funds. Based on this evaluation, and in consideration of the commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

    69

Trustees and Officers

The tables below gives information about the trustees and officers for Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of August 31, 2006, the Fund Complex included 98 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001, Special Advisor to the President of Stanford University.	98	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.
Donald F. Dorward 1931 Trustee (Trustee of Schwab Investments since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	57	None.
William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Retired. Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals). Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	98
Board 1—Director, Aphton Corp.
Board 2—Director, Mission West Properties
Board 3—Director, TOUSA
Board 4—Director, Stratex Networks
Board 5—Director, Genitope Corp.
Board 6—Director & Non-Executive
Chairman, Solectron Corp.
Board 7—Director, Ditech
Communications Corp.

Robert G. Holmes 1931 Trustee (Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	57	None.
Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman and Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	57	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Northern Border Partners, M.L.P.

70

Independent Trustees continued
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1989.)	Managing Partner, D.R. Stephens & Company (investments). Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	57	None.
Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1989.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	57	None.

Interested Trustees
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	57	None.
Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Investments since 2005.)	Executive Vice President and President, Schwab Financial Products, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.	98	None.

    71

Officers of the Trust
Name, Year of Birth, and Position(s) with the Trust; (Term of Office, and Length of Time Served3)	Principal Occupations During the Past Five Years
Evelyn Dilsaver 1955 President and Chief Executive Officer (Officer of Schwab Investments since 2004.)
President, Chief Executive Officer, and Director, Charles Schwab Investment Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc; President and Chief Executive Officer, Laudus Trust and Laudus Variable Insurance Trust; President, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation.

Stephen B. Ward 1955 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 1991.)	Director, Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; Chief Investment Officer, The Charles Schwab Trust Company.
George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)
Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer—Fixed Income (Officer of Schwab Investments since 2004.)
Senior Vice President and Chief Investment Officer—Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer—Equities (Officer of Schwab Investments since 2004.)
Senior Vice President and Chief Investment Officer—Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Investments since 2002.)
Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President Charles Schwab & Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. From 2000 to 2002, Vice President, Internal Audit, Charles Schwab & Co., Inc.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)
Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc.; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

72

Glossary

Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend  Money from earnings that is distributed to shareholders as a given amount per share.

duration  A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

    73

interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be signifi-cantly reduced by diversification within the asset class. Also known as “systematic risk.”

maturity  The date a bond is scheduled to be “retired” and its principal amount returned to the bondholder.

mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule144A.

taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average maturity  For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk.

yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

74

Notes

Schwab Funds® offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you’re an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds

Schwab Premier Equity Fund®
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab Technology Fund™
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds

Schwab Viewpoints Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds

Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab Inflation Protected Fund™
Schwab Tax-Free YieldPlus Fund™

Schwab Short/Intermediate Tax-Free Bond Fund™
Schwab Long-Term Tax-Free Bond Fund™
Schwab California Tax-Free YieldPlus Fund™
Schwab California Short/Intermediate
    Tax-Free Bond Fund™
Schwab California Long-Term Tax-Free Bond Fund™

Schwab Money Funds

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds

Schwab Funds®
P.O. Box 3812, Englewood, CO 80155—3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2006 Charles Schwab & Co., Inc. All rights reserved.

Member SIPC

Printed on recycled paper.

MFR13655-09

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler and Mariann Byerwalter, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Messrs. Hasler and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of eleven series. Ten series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, and one series has a fiscal year-end of October 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2006 and 2005 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      Audit Fees
      2006: $280,560            2005: $259,165
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
      Audit-Related Fees
      For services rendered to Registrant:
      2006: $20,839            2005: $19,314
      Nature of these services: tax provision review.
      In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
      Tax Fees
      For services rendered to Registrant:
      2006: $24,475            2005: $30,551
      Nature of these services: preparation and review of tax returns.
      In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
      All Other Fees
      For services rendered to Registrant:

      2006: $5,623            2005: $4,911

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
      In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
      2006: $205,237            2005: $145,786
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
      2006: $4,169,642            2005: $4,106,543
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.

Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Evelyn Dilsaver and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.

(a)(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments

By:	/s/ Evelyn Dilsaver
Evelyn Dilsaver
Chief Executive Officer

Date: October 20, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn Dilsaver
Evelyn Dilsaver
Chief Executive Officer

Date: October 20, 2006

By:	/s/ George Pereira

George Pereira
Principal Financial Officer

Date: October 20, 2006